AMENDED AND RESTATED BYLAWS
OF
PUTNAM MUNICIPAL OPPORTUNITIES TRUST


(Dated as of September 18,
2020)


(ARTICLE 1
Agreement and Declaration of Trust
and Principal Office

      1.1	Agreement and Declaration of Trust. These
Bylaws
shall be subject to the Agreement and Declaration of Trust, as from time to time in effect (the Declaration of Trust), of the Massachusetts business trust established by the Declaration of Trust (the Trust). Capitalized terms used but not defined in these Bylaws have the meanings given to them in the Declaration of Trust.

      1.2	Principal Office of the Trust. The principal
office
of the Trust shall be located in Boston, Massachusetts. The Trust may have other principal offices within or without the Commonwealth of Massachusetts as the Trustees may from time to time determine.

ARTICLE 2
Meetings of Trustees

      2.1	Regular Meetings. Regular meetings of the Trustees
may be held without call or notice at such places and at such times as the Trustees may from time to time determine, provided that notice of the first regular meeting following any such determination shall be given to absent Trustees.

      2.2	Special Meetings. Special meetings of the Trustees
may be held at any time and at any place designated in the call of the meeting when called by the Chair of the Trustees, the President, the Executive Vice President or the
Treasurer or by two or more Trustees, sufficient notice thereof being given to each Trustee by the Clerk or an Assistant Clerk or by the officer or the Trustees calling the meeting.

      2.3	Notice of Special Meetings. It shall be
sufficient
notice to a Trustee of a special meeting (a) to send notice
(i) by mail at least fortyeight hours before the meeting,
(ii) by courier at least fortyeight hours before the meeting,
(iii) by electronic mail (email), facsimile or other electronic means at least twentyfour hours before the meeting, in each case, addressed to the Trustee at his or her usual or last known business or residence address (or email address, facsimile number or other appropriate address) or
(b) to give notice to him or her in person or by telephone at least twentyfour hours before the meeting. Notice of a special meeting need not be

 Articles 1 11 and 13 16 of the Bylaws are amended and restated as of September 18, 2020. Article 12 of the Bylaws is amended through September 16, 2016.


given to any Trustee if a written waiver of notice, executed by him or her before or after the meeting, is filed with the records of the meeting, or to any Trustee who attends the meeting without protesting before or at its commencement the lack of notice to him or her. Any written waiver of notice may be provided and delivered to the Trust by mail, courier, email, facsimile or other electronic means. Neither notice of a meeting nor a waiver of a notice need specify the purposes of the meeting. All notices shall be deemed to be given when sent.

      2.4	Quorum. At any meeting of the Trustees a majority
of the
Trustees then in office shall constitute a quorum. Once a quorum has been validly established for a meeting, it cannot be broken by Trustees withdrawing from the meeting. Any meeting may be adjourned from time to time by a majority of the votes cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned without further notice.

      2.5	Telephone Meeting Action Without a Meeting. Except
as
otherwise provided in the Declaration of Trust and these Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at the meeting of the Trustees
(a quorum being present), including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time and participation by such means shall constitute presence in person at a meeting. Any action to be taken by the Trustees may also be taken without a meeting if one or more written consents thereto are signed by a majority of the Trustees. Any written consent may be given by mail, courier, email, facsimile or other electronic means. Copies of such written consents shall be filed with the minutes of the proceedings of the Trustees. Such consents shall be treated for all purposes as a vote taken at a meeting of the Trustees. If in accordance with the provisions of the Declaration of Trust and these Bylaws any action is taken by the Trustees by written consents of less than all of the Trustees, then prompt notice of any such action shall be furnished to each Trustee who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice.

ARTICLE 3
Officers

      3.1	Enumeration Qualification. The officers of the
Trust
shall be a President, a Treasurer, a Clerk and such other officers (including Vice President, which shall include the office of Executive Vice President), if any, as the Trustees from time to time may in their discretion elect. The Trust may also have such agents as the Trustees from time to time may in their discretion appoint. In addition, there shall be a Chair of the Trustees, who will be considered an officer of the Trustees and not of the Trust. The Chair of the Trustees shall be a Trustee and may but need not be a Shareholder and any other officer may but need not be a Trustee or a Shareholder. Any two or more offices may be held by the same person.

      3.2	Election. The Chair of the Trustees, the
President,
the
Treasurer and the Clerk shall be elected by the Trustees upon the occurrence of any vacancy in any such office. Other officers, if any, may be elected or appointed by the Trustees at any time. Vacancies in any such other office may be filled at any time.


      3.3	Tenure. The Chair of the Trustees, the President,
the
Treasurer and the Clerk shall hold office in each case until he or she dies, resigns, is removed or becomes disqualified. Each other officer shall hold office, and each agent shall retain authority, at the pleasure of the Trustees. Notwithstanding the foregoing, the tenure of any officer of the Trust who is an employee or officer of the Trusts investment adviser or its affiliates shall automatically terminate contemporaneously with the termination of such persons employment with, or service as officer of, the Trusts investment adviser and all of its affiliates.

      3.4	Powers. Subject to the other provisions of these
Bylaws,
each officer shall have, in addition to the duties and powers set forth in these Bylaws and in the Declaration of Trust, such duties and powers as are commonly incident to the office occupied by him or her as if the Trust were organized as a Massachusetts business corporation and such other duties and powers as the Trustees may from time to time designate.

      3.5	Chair. Unless the Trustees otherwise provide, the
Chair
of the Trustees shall preside at all meetings of the Trustees. The Chair of the Trustees shall have such other duties and powers relating to the operations of the Trustees as the Trustees may from time to time designate, but shall have no individual authority to act for the Trust as an officer of the Trust. The Trustees, including a majority of the Trustees who are not interested persons of the Trust, as that term is defined in the 1940 Act, may appoint one or more persons to perform the duties of the Chair of the Trustees in the event of his or her absence at any meeting or in the event of his or her disability. The Chair of the Trustees shall also have the power to appoint one or more persons to perform the duties of the Chair of the Trustees in the event of his or her absence at any meeting.

      3.6	President. Unless the Trustees otherwise provide
by vote
or otherwise, the President shall be the principal executive officer of the Trust.

      3.7	Treasurer. Unless the Trustees otherwise provide
by vote
or otherwise, the Treasurer shall be the principal financial and accounting officer of the Trust, and shall, subject to the provisions of the Declaration of Trust and to any arrangement made by the Trustees with a custodian, investment adviser, subadviser or manager, or transfer, Shareholder servicing or similar agent, be in charge of the valuable papers, books of account and accounting records of the Trust, and shall have such other duties and powers as may be designated from time to time by the Trustees or by the principal executive officer of the Trust.

      3.8	Clerk. The Clerk shall record all proceedings
of the
Shareholders and the Trustees in books to be kept therefor, which books or a copy thereof shall be kept at the principal office of the Trust. In the absence of the Clerk from any meeting of the Shareholders or Trustees (or a Committee thereof), an Assistant Clerk, or if there be none or if he or she is absent, a temporary Clerk chosen at such meeting by the chair of such meeting, shall record the proceedings thereof in the aforesaid books.

      3.9	Resignations and Removals. Any Trustee or officer
may
resign at any time by written instrument signed by him or her and delivered to the Chair of the Trustees, the President or the Clerk or to a meeting of the Trustees. Such resignation shall be effective upon receipt unless specified to be effective at some other time. The Trustees may remove any officer elected or appointed by them with or without cause. Except to the extent expressly provided in a written agreement with the Trust, no Trustee or officer resigning and no officer removed shall have any right to any compensation for any period following his or her resignation or removal, or any right to damages on account of such removal.

ARTICLE 4
Committees

      4.1	Quorum Voting. Except as provided below or as
otherwise
specifically provided in the votes or charter constituting a Committee of the Trustees and providing for the conduct of its meetings, a majority of the members of any Committee of the Trustees shall constitute a quorum for the transaction of business (which quorum once validly established cannot be broken by Trustees withdrawing from the meeting), and any action of such a Committee may be taken by a vote of a majority of the members of such Committee (a) present at a meeting of such Committee (a quorum being present), including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time (participation by such means shall constitute presence in person at a meeting), or
(b) evidenced by one or more written consents, including written consents submitted by mail, courier, email, facsimile or other electronic means. Copies of such written consents shall be filed with the minutes of the proceedings of such Committee. Such consents shall be treated for all purposes as a vote taken at a meeting of such Committee. If in accordance with the provisions of the Declaration of Trust and these Bylaws any action is taken by written consents of less than all of the Committees members, then prompt notice of any such action shall be furnished to each member who did not execute such written consent, provided that the effectiveness of such action shall not be impaired by any delay or failure to furnish such notice. In the absence of any member of any such Committee, the members thereof present at any properly called meeting, whether or not they constitute a quorum, may appoint a member of the Trustees to act at that meeting only in the place of any absent member.

      Except as specifically provided in the votes constituting a Committee of the Trustees and providing for the conduct of its meetings, Section 2.3 of these Bylaws relating to special meetings shall govern the notice requirements for Committee meetings.

      4.2	Authority of Trustees. The Trustees have the power
 to
rescind any action of any Committee, but no such rescission shall have retroactive effect unless determined so by the Trustees.

ARTICLE 5
Reports

      5.1 General. The Trustees and officers shall render reports at the time and in the manner required by the Declaration of Trust or any applicable law. Officers and Committees shall render such additional reports as they may deem desirable or as may from time to time be required by the Trustees.

ARTICLE 6
Fiscal Year

      6.1 General. Except as from time to time otherwise provided by the Trustees, the initial fiscal year of the Trust shall end on such date as is determined in advance or in arrears by the Treasurer, and subsequent fiscal years shall end on such date in subsequent years.

ARTICLE 7
Seal

      7.1 General. The seal of the Trust, if any, shall consist of a flatfaced die with the word Massachusetts, together with the name of the Trust and the year of its organization cut or engraved thereon but, unless otherwise required by the Trustees, the seal need not be placed on, and its absence shall not impair the validity of, any document, instrument or other paper executed and delivered by or on behalf of the Trust.

ARTICLE 8
Execution of Papers

      8.1 General. Except as the Trustees may generally or in particular cases authorize the execution thereof in some other manner, all deeds, leases, contracts, notes and other obligations made, accepted or endorsed by the Trust shall be signed by the President, a Vice President or the Treasurer, and need not bear the seal of the Trust.

ARTICLE 9
Issuance of Shares and Share
Certificates

      9.1	Sale of Shares.  Except as otherwise determined
by the
Trustees, the Trust will issue and sell for cash or securities from time to time full and fractional Shares, such Shares to be issued and sold at a price of not less than the par value per share, if any, and not less than the net asset value per share as from time to time determined in accordance with procedures adopted by the Trustees and, in the case of fractional Shares, at a proportionate reduction in such price. In the case of Shares sold for securities, such securities shall be valued in accordance with procedures approved by the Trustees for determining the value of the assets of the Trust. The officers of the Trust are severally authorized to take all such actions as may be necessary or desirable to carry out this Section 9.1.

      9.2 Share Certificates. In lieu of issuing certificates for
Shares, the Trustees or the transfer agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.



      The Trustees may at any time authorize the issuance of Share certificates. In that event, each Shareholder shall be entitled to a certificate stating the number of Shares owned by him or her, in such form as shall be prescribed from time to time by the Trustees. Such certificate shall be signed by the President or a Vice President and by the Treasurer or an Assistant Treasurer.
Such signatures may be facsimile if the certificate is signed by a transfer agent or by a registrar. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall cease to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

      9.3	Loss of Certificates. The transfer agent of the
Trust,
with the approval of any two officers of the Trust, is authorized to issue and countersign replacement certificates for the Shares of the Trust which have been lost, stolen or destroyed upon (i) receipt of an affidavit or affidavits of loss or nonreceipt and of an indemnity agreement executed by the registered holder or his or her legal representative and supported by an open penalty surety bond, said agreement and said bond in all cases to be in form and content satisfactory to and approved by the President or the Treasurer, or (ii) receipt of such other documents as may be approved by the Trustees.

      9.4	Issuance of New Certificate to Pledgee. A pledgee
of
Shares transferred as collateral security shall be entitled to a new certificate if the instrument of transfer substantially describes the debt or duty that is intended to be secured thereby. Such new certificate shall express on its face that it is held as collateral security, and the name of the pledgor shall be stated thereon, who alone shall be liable as a Shareholder and entitled to vote thereon.

      9.5	Discontinuance of Issuance of Certificates.
The
Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder whom the Trust believes to hold a Share certificate, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.

ARTICLE 10
Shareholders

      10.1	Annual Meeting. The annual meeting of the
Shareholders
of the Trust shall be held on the last Friday in April in each year or on such other day as may be fixed by the Trustees. The meeting shall be held at such time as the Trustees may fix in the notice of the meeting or otherwise. Purposes for which an annual meeting is to be held, additional to those prescribed by law or these Bylaws, may be specified by the Trustees. Any previously scheduled annual meeting of Shareholders may be postponed or cancelled by the Trustees upon public notice given prior to the time previously scheduled for such meeting, in accordance with these Bylaws.

      10.2	Adjournment. Any meeting of Shareholders may,
by action
of the chair of the meeting, be adjourned from time to time without notice other than announcement at the meeting at which the adjournment is taken with respect to one or more matters to be considered at such meeting to a designated date which may be more than 120 days after the date initially set for the meeting, time and place, whether or not a quorum is present with respect to such matter. Upon motion of the chair of the meeting, the question of adjournment may be (but is not required by these Bylaws to be) submitted to a vote of the Shareholders, and in that case, any adjournment with respect to one or more matters must be approved by the vote of holders of a majority of the Shares present and entitled to vote with respect to the matter or matters adjourned and, if approved, such adjournment shall take place without further notice other than announcement at the meeting at which the adjournment is taken. Unless a proxy is otherwise limited in this regard, any Shares present and entitled to vote at a meeting, including any Shares that are represented by broker nonvotes, may, at the discretion of the proxies named therein, be voted in favor of such an adjournment. Any proposal for which sufficient favorable votes have been received may (but need not) be acted upon and considered final and effective regardless of whether the meeting is adjourned to permit additional solicitation with respect to any other proposal that is properly before the meeting.

      10.3	Conduct of Meetings. Meetings of the Shareholders
shall
be presided over by the Chair of the Trustees, or, if the Chair is not present at the meeting, then by a Trustee or officer designated by the Chair or authorized by the Trustees, or if there is no such person present at the meeting, then by any officer of the Trust present at the meeting, and such person shall be deemed for all purposes the chair of the meeting. The chair of the meeting shall have the right and authority to prescribe such rules, regulations and procedures and to do all such acts as, in the judgment of such chair, are necessary, appropriate or convenient for the proper conduct of the meeting, including, without limitation, establishing an agenda or order of business for the meeting rules and procedures for maintaining order at the meeting and the safety of those present conditions on the recording of the meeting limitations on participation in such meeting to Shareholders of record of the Trust and their duly authorized and constituted proxies, and such other persons as the chair shall permit restrictions on entry to the meeting after the time fixed for the commencement thereof limitations on the time allotted to questions or comments by participants conditions for the removal of any Shareholder or any other person who refuses to comply with meeting procedures, rules or guidelines as set forth by the chair of the meeting and regulations for the opening and closing of the polls for balloting on matters which are to be voted on by ballot. With the exception of proposals submitted in accordance with, and otherwise meeting the requirements of, Rule 14a8 under the Securities Exchange Act of 1934, as amended, or any successor provisions, only matters proposed by the Trustees may be included in the Trusts proxy materials. At all meetings of Shareholders, unless voting is conducted by inspectors, all questions relating to the qualification of voters and the validity of proxies and the acceptance or rejection of votes shall be decided by the chair of the meeting. The chair of the meeting shall determine, in the chairs sole discretion, whether to appoint an inspector for any meeting. Unless otherwise determined by the chair of the meeting, meetings shall not be required to be held in accordance with any rules of parliamentary procedure.


      10.4	Record Dates. For the purpose of determining the
Shareholders of any class or series of Shares of the Trust who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees (or their designees) may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of Shareholders or more than 60 days before the date of payment of any dividend or of any other distribution, as the record date for determining the Shareholders of such class or series having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only Shareholders of record on such record date shall have such right notwithstanding any transfer of Shares on the books of the Trust after the record date or without fixing such record date the Trustees may for any such purposes close the register or transfer books for all or part of such period.

      10.5	Communications with Shareholders. Any notices,
reports,
statements or other communications with Shareholders of any kind required under the Declaration of Trust, these Bylaws or applicable law may be sent, delivered or made available in any reasonable manner as may be determined by the Trustees or officers if not otherwise prohibited by applicable law, including, without limitation, by mail, courier, email, facsimile or other electronic means or by posting on a website and such communications may be sent, delivered or otherwise made available to Shareholders in accordance with householding or other similar rules under which a single copy of such notice or report may be sent to Shareholders who reside at the same address. No communication need be given to any Shareholder who shall have failed to inform the Trust of the Shareholders current address and the Trustees may from time to time adopt, or may authorize the officers or agents of the Trust to adopt, procedures or policies with respect to communications to Shareholders that are returned to the Trust or its agents as undeliverable and similar matters. Any Shareholder may waive receipt of any notice or other communication.

      10.6	Proxies. The placing of a Shareholders name on
a proxy
pursuant to telephone or electronically transmitted instructions (including instructions submitted via the Internet) obtained pursuant to procedures reasonably designed to verify that such instructions have been authorized by such Shareholder shall constitute execution of such proxy by or on behalf of such Shareholder.

ARTICLE 11

      11.1 Inspection of Books. The Trustees shall from time to time determine whether and to what extent, at what times and places and under what conditions and regulations any of the accounts and books of the Trust shall be open to the inspection of the Shareholders, and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by these Bylaws.

ARTICLE 12
Shares of Beneficial Interest

12.	The Trust has an unlimited number of Common Shares,
without
par value, which may be issued from time to time by the Trustees of the Trust. The Trust also has a class of 6,000 preferred shares, without par value, which may be issued by the Trustees from time to time in one or more series.


12.1	Statement Creating Three Series of
Remarketed Preferred Shares. There are three series of Remarketed Preferred Shares.
PART I
DESIGNATION

      SERIES A A series of 800 shares of preferred shares, without par value, liquidation preference $50,000 per share plus accumulated but unpaid dividends, if any, thereon (whether or not earned or declared), is hereby designated Remarketed Preferred Shares, Series A and is referred to below as Series A RP?. Each share of Series A RP shall be issued on a date to be determined by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust have such initial dividend rate as shall be determined in advance of the issuance thereof by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust have an Initial Dividend Period and an Initial Dividend Payment Date to be determined by the Trustees of the Trust, by a duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust be redeemed (unless such share shall have been otherwise redeemed pursuant to paragraph 4 of Part I of this Section 12.1 by the Trust on a date to be determined by the Trustees of the Trust) at the option of the Trust at a redemption price of $50,000 per share plus accumulated but unpaid dividends to the date fixed for redemption
(whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period and have such other preferences, limitations and relative voting rights, in addition to those required by applicable law or set forth in the Trusts Declaration of Trust applicable to preferred shares of the Trust, as are set forth in Part I and Part II of this Section
12.1. Series A RP shall constitute a separate series of preferred shares of the Trust, and each share of Series A RP shall be identical except as provided in paragraph 4 of this
Part I of this Section 12.1.
      SERIES B A series of 1,620 shares of preferred shares, without par value, liquidation preference $25,000 per share plus accumulated but unpaid dividends, if any, thereon (whether or not earned or declared), is hereby designated Remarketed Preferred Shares, Series B and is referred to below as Series B RP. Each share of Series B RP shall be issued on a date to be determined by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust have such initial dividend rate as shall be determined in advance of the issuance thereof by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust have an Initial Dividend Period and an Initial Dividend Payment Date to be determined by the Trustees of the Trust, by a duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust be redeemed (unless such share shall have been otherwise redeemed pursuant to paragraph 4 of Part I of this Section 12.1 by the Trust on a date to be determined by the Trustees of the Trust) at the option of the Trust at a redemption price of

? Registered trademark of Merrill Lynch & Co., Inc.


$25,000 per share plus accumulated but unpaid dividends to the date fixed for redemption (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period and have such other preferences, limitations and relative voting rights, in addition to those required by applicable law or set forth in the Trusts Declaration of Trust applicable to preferred shares of the Trust, as are set forth in
Part I and Part II of this Section
12.1. Series B RP shall constitute a separate series of
preferred shares of the Trust, and each share of Series B RP shall be identical except as provided in paragraph 4 of this
Part I of this Section 12.1.
      SERIES C A series of 1,620 shares of preferred shares, without par value, liquidation preference $25,000 per share plus accumulated but unpaid dividends, if any, thereon (whether or not earned or declared), is hereby designated Remarketed Preferred Shares, Series C and is referred to below as Series C RP. Each share of Series C RP shall be issued on a date to be determined by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust have such initial dividend rate as shall be determined in advance of the issuance thereof by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust have an Initial Dividend Period and an Initial Dividend Payment Date to be determined by the Trustees of the Trust, by a duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust be redeemed (unless such share shall have been otherwise redeemed pursuant to paragraph 4 of Part I of this Section 12.1 by the Trust on a date to be determined by the Trustees of the Trust)
at the option of the Trust at a redemption price of
$25,000 per share plus accumulated but unpaid dividends to the date fixed for redemption (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period and have such other preferences, limitations and relative voting rights, in addition to those required by applicable law or set forth in the Trusts Declaration of Trust applicable to preferred shares of the Trust, as are set forth in
Part I and Part II of this Section
12.1.	Series C RP shall constitute a separate series of
preferred shares of the Trust, and each share of Series C RP shall be identical except as provided in paragraph 4 of this
Part I of this Section 12.1.
      1.	Definitions. Unless the context or use indicates
another or different meaning or intent, in this Section 12.1 the following terms have the following meanings, whether used in the singular or plural

      AA Composite Commercial Paper Rate, on any date of determination, means (i) the Interest Equivalent of the rate on commercial paper placed on behalf of issuers whose corporate bonds are rated AA by S&P or Aa by Moodys or the equivalent of such rating by another nationally recognized rating agency, as such rate is made available on a discount basis or otherwise by the Federal Reserve Bank of New York for the Business Day immediately preceding such date, or (ii) in the event that the Federal Reserve Bank of New York does not make available such a rate, then the arithmetic average of the Interest Equivalent of the rate on commercial paper placed on behalf of such issuers, as quoted on a discount basis or otherwise by the Commercial Paper Dealers to the Remarketing Agents for the close of business on the Business Day immediately preceding such date. If one of the Commercial Paper Dealers does not quote a rate required to determine the AA Composite Commercial Paper Rate, the AA Composite Commercial Paper Rate will be determined on the basis of the quotation or quotations furnished by any Substitute Commercial Paper Dealer or Substitute Commercial Paper Dealers selected by the Trust to provide such rate or rates not being supplied by the Commercial Paper Dealer. If the number of Dividend Period days (in each case determined without regard to any adjustment in the length of a Dividend Period or in the remarketing schedule in respect of non Business Days, as provided herein) shall be (i) 7 or more days but fewer than 49 days, such rate shall be the Interest Equivalent of the 30day rate on such commercial paper (ii) 49 or more days but fewer than 70 days, such rate shall be the Interest Equivalent of the 60day rate on such commercial paper (iii) 70 or more days but fewer than 85 days, such rate shall be the arithmetic average of the Interest Equivalent of the 60day and 90day rates on such commercial paper (iv) 85 or more days but fewer than 99 days, such rate shall be the Interest Equivalent of the 90day rate on such commercial paper (v) 99 or more days but fewer than 120 days, such rate shall be the arithmetic average of the Interest Equivalent of the 90day and 120day rates on such commercial paper (vi) 120 or more days but fewer than 141 days, such rate shall be the Interest Equivalent of the 120day rate on such commercial paper (vii) 141 or more days but fewer than 162 days, such rate shall be the arithmetic average of the Interest Equivalent of the 120day and 180day rates on such commercial paper and (viii) 162 or more days but fewer than 183 days, such rate shall be the Interest Equivalent of the 180day rate on such commercial paper.
      Accountants Confirmation has the meaning set forth in paragraph 8(g) of this Part I of Section 12.1.

      Additional Dividend has the meaning set forth in paragraph 3(k) of this Part I of Section 12.1.

      Adviser means the Trusts investment manager which is Putnam Investment Management, Inc.

      Agent Member means a member of the Securities Depository that will maintain records for a Beneficial Owner of one or more shares of RP.

Alternate Treasury Bill Rate has the meaning set forth under U.S. Treasury Bill Rate below.

Alternate Treasury Note Rate has the meaning set forth under U.S. Treasury Note
Rate below.

      Anticipation Notes shall mean the following Municipal
Bonds revenue anticipation notes, tax anticipation notes, tax and revenue anticipation notes, grant anticipation notes and bond anticipation notes.

      Applicable Dividend Rate means, with respect to the Initial Dividend Period, the rate of dividend per annum established by the Trustees, by a duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice
President or the Treasurer of the Trust and, for each subsequent Dividend Period, means the rate of dividend per annum that (i)


except for a Dividend Period commencing during a NonPayment Period, will be equal to the lower of the rate of dividend per annum that the Remarketing Agents advise results on the Remarketing Date preceding the first day of such Dividend Period from implementation of the remarketing procedures set forth in Part II hereof and the Maximum Dividend Rate or (ii) for each Dividend Period commencing during a NonPayment Period, will be equal to the Non Payment Period Rate.

Applicable Percentage has the meaning set forth under Maximum
Dividend Rate
below.

Authorized Newspaper means a newspaper of general circulation in the English language generally published on Business Days in The City of New
York.

      Beneficial Owner means a person that is listed as the beneficial owner of one or more shares of RP in the records of the Paying Agent or, with respect to any share of RP not registered in the name of the Securities Depository on the share transfer books of the Trust, the person in whose name such share is so registered.

      Business Day means a day on which the New York Stock
Exchange, Inc. is open for trading, and which is not a day on which banks in The City of New York are authorized or obligated by law to close.

Bylaws means these Amended and Restated Bylaws of the Trust.

      Closing Transactions has the meaning set forth in paragraph 12(a) of this Part I of Section 12.1.
Code means the Internal Revenue Code of 1986, as amended from time to time. Commercial Paper Dealers means Merrill Lynch, Pierce, Fenner & Smith Incorporated and such other commercial paper dealer or dealers as the Trust may from time to time appoint, or, in lieu of any thereof, their respective affiliates or successors.

      Common Shares means the common shares of beneficial interest, without par value, of the Trust.

      Date of Original Issue means, with respect to any share of RP, the date on which the Trust originally issues such share.

      Declaration of Trust means the Agreement and Declaration of Trust dated April 1, 1993 of the Trust on file with the Secretary of State of The Commonwealth of Massachusetts.

      Deposit Securities means cash and Municipal Bonds rated at least AAA, Al + or SP1+ by S&P.

      Discounted Value means (i) with respect to an S&P Eligible
Asset, the quotient of the Market Value thereof divided by the applicable S&P Discount Factor and (ii) with respect to a


Moodys Eligible Asset, the lower of par and the quotient of the Market Value thereof divided by the applicable Moodys Discount
Factor.

      Dividend Payment Date, with respect to RP, means, (i) with respect to the Initial Dividend Period for RP, the Initial Dividend Payment Date (ii) with respect to any 7day Dividend Period (in the case of Series B RP and Series C RP) or 28day Dividend Period (in the case of Series A RP) and any Short Term Dividend Period of 35 or fewer days, the day next succeeding the last day thereof and (iii) with respect to any Short Term Dividend Period of more than 35 days and with respect to any Long
Term Dividend Period, the first Business Day of each calendar month during such Short Term Dividend Period or Long Term Dividend Period and the day next succeeding the last day of such period (each such date referred to in clause (i), (ii) or (iii) being herein referred to as a Normal Dividend Payment
Date), except that if such Normal Dividend Payment Date is not a
Business Day, then (a) the Dividend Payment Date shall be the first Business Day next succeeding such Normal Dividend Payment Date if such Normal Dividend Payment Date is a Monday, Tuesday, Wednesday or Thursday, or (b) the Dividend Payment Date shall be the first Business Day next preceding such Normal Dividend Payment Date if such Normal Dividend Payment Date is a Friday, and in each case the length of the current Dividend Period will be adjusted accordingly, if necessary. If, however, in the case of clause (b) in the preceding sentence, the Securities Depository shall make available to its participants and members in funds immediately available in New York City on Dividend Payment Dates the amount due as dividends on such Dividend Payment Dates (and the Securities Depository shall have so advised the Trust), and if the Normal Dividend Payment Date is not a Business Day, then the Dividend Payment Date shall be the next succeeding Business Day and the length of the current Dividend Period will be adjusted accordingly, if necessary. Although any particular Dividend Payment Date may not occur on the originally scheduled date because of the exceptions discussed above, the next succeeding Dividend Payment Date, subject to such exceptions, will occur on the next following originally scheduled date, and in each case the length of the next succeeding Dividend Period will be adjusted accordingly, if necessary. If for any reason a Dividend Payment Date cannot be fixed as described above, then the Trustees shall fix the Dividend Payment Date and the length of the current Dividend Period will be adjusted accordingly, if necessary. The Initial Dividend Period, 7day Dividend Periods (in the case of Series B RP and Series C RP), 28day Dividend Periods (in the case of Series A RP) and Special Dividend Periods are hereinafter sometimes referred to as Dividend Periods. Each dividend payment date determined as provided above is hereinafter referred to as a Dividend Payment Date.

      Dividend Period means with respect to any share of RP, the Initial Dividend Period for such share and thereafter a period which shall commence on each (but not the final) Dividend Payment Date for such share provided, however, that any Dividend Payment Date occurring after commencement of and during a Special Dividend Period of more than 35 days, other than the last Dividend Payment Date during such Dividend Period, will not give rise to a new Dividend Period. Subject to the adjustment of Dividend Payment Dates as provided elsewhere herein, each such subsequent Dividend Period for such share will be comprised of, beginning with and including the day upon which it commences, 7 consecutive days (in the case of Series B RP and Series C RP) or 28 consecutive days (in the case of Series A RP) or in the case of a Special Dividend Period, the number of consecutive days as shall be specified by the Trustees in accordance with the provisions set forth in paragraph 3(j) of this Part I at the time the Trustees designate a Special Dividend Period. Notwithstanding the foregoing, the Dividend Periods for each of Series A RP, Series B RP and Series C RP will never be coextensive with the Dividend Period of any other series of RP unless the Trust has received an opinion of tax counsel that having such coextensive periods will not affect the tax opinion relating to the deductibility of dividends paid on the different series of RP. Further, any adjustment of the remarketing schedule or the length of a Dividend Period as provided herein shall also cause an adjustment of the relevant Settlement Date, if necessary, so that such Settlement Date will be the first day of the next Dividend Period.
      Forward Commitments shall have the meaning specified in paragraph 12(c) of this Part I of Section 12.1.

GrossUp Tax Rate has the meaning set forth in paragraph 3(k) of this Part I of Section
12.1.

Holder means, with respect to any share of RP, the person whose name appears on the share transfer books of the Trust as the registered holder of such
share.

      Independent Accountant means a nationally recognized accountant, or firm of accountants, that is, with respect to the Trust, an independent public accountant or firm of independent public accountants under the Securities Act of 1933, as amended.

      Initial Dividend Payment Date means August 30, 1993 with respect to Series A RP, July 29, 1997 with respect to Series B
RP and August 1, 1997 with respect to Series C RP.

      Initial Dividend Period means, with respect to RP, the period commencing on and including the Date of Original Issue of such RP and ending on and including the day prior to the Initial
Dividend Payment Date for such RP.

      Initial Margin means the amount of cash or securities deposited with a broker as a margin payment at the time of purchase or sale of a futures contract or an option thereon.

      Interest Equivalent means a yield on a 360day basis of a discount basis security which is equal to the yield on an equivalent interestbearing security.

      Kenny Index has the meaning set forth under Taxable
Equivalent of the ShortTerm Municipal Bond Rate.

      Long Term Dividend Period means a Special Dividend Period consisting of a specified period of one whole year or more but not greater than five years.

      Mandatory Redemption Price means $25,000 per share of Series
B RP and Series C RP, or $50,000 per share of Series A RP, plus in the case of each series of RP an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to the date fixed for redemption.


      Marginal Tax Rate means the maximum marginal regular
Federal
individual income tax rate applicable to ordinary income or the maximum marginal regular Federal corporate income tax rate, whichever is greater.

      Market Value of any asset of the Trust means the market value thereof determined by the Pricing Service. The Market Value of any asset shall include any interest accrued thereon. The Pricing Service shall value portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available shall be valued at fair value as determined by the Pricing Service using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers and general market conditions. The Pricing Service may employ electronic data processing techniques and/or a matrix system to determine valuations. In the event the Pricing Service is unable to value a security, the security shall be valued at the lower of two dealer bids obtained by the Trust from dealers who are members of the National Association of Securities Dealers, Inc. and make a market in the security, at least one of which shall be in writing. Futures contracts and options are valued at closing prices for such instruments established by the exchange or board of trade on which they are traded, or if market quotations are not readily available, are valued at fair value on a consistent basis using methods determined in good faith by the Trustees.
      Maximum Dividend Rate for any Dividend Period shall be the Applicable Percentage of the Reference Rate determined as of the relevant Remarketing Date or the Date of Original Issue, as the case may be, for such RP. The Applicable Percentage on any date will be determined based on (i) the lower of the credit rating or ratings assigned on such date to shares of such RP by Moodys and S&P (or if Moodys or S&P or both shall not make such rating available, the equivalent of either or both of such ratings by a Substitute Rating Agency or two Substitute Rating Agencies or, in the event that only one such rating shall be available, such rating) and (ii) whether the Trust has provided to the Remarketing Agents prior to the Remarketing establishing the Applicable Dividend Rate notification pursuant to paragraph 3(m) of this Part I of Section 12.1 that net capital gain or other income subject to regular Federal income tax will be included in a dividend on shares of such RP during such Dividend Period as follows





Credit
Ratings
Moodys
	S&
P


Applicable
Percentage of
Reference Rate
No Notification


Applicable
Percentage of
Reference Rate
 Notification







aa3 or
higher
AAor higher
110%
150%
a3 to a1
A to A+
125%
160%
baa3 to
baa1
BBB to BBB+
150%
250%
Below baa3
Below BBB
200%
275%

      The Remarketing Agents shall round each applicable Maximum
Dividend Rate to the nearest onethousandth (0.001) of one percent per annum, with any such number ending in five tenthousandths (0.0005) of one percent being rounded upwards to the nearest onethousandth (0.001) of one percent. The
Remarketing Agents shall not round the Reference Rate as part of their calculation of any Maximum Dividend Rate.

      Maximum Potential Additional Dividend Liability, as of any Valuation Date, means the aggregate amount of Additional Dividends that would be payable with respect to RP if the Trust were to make Retroactive Taxable Allocations, with respect to any fiscal year, estimated based upon dividends paid and the amount of undistributed realized net capital gain and other income subject to regular Federal income tax earned by the Trust, as of the end of the calendar month immediately preceding such Valuation Date and assuming such Additional Dividends are fully taxable.
Moodys means Moodys Investors Service, Inc. or its successors.

      Moodys Discount Factor means, for purposes of determining the Discounted Value of any Municipal Bond which constitutes a Moodys Eligible Asset, the percentage determined by reference to
(a) the rating by Moodys or S&P on such Bond and (b) the Moodys Exposure Period, in accordance with the table set forth below

Rating Category
Moodys Exposure
Period
Aaa
Aa
A
Baa
Other

VMIG1
SP1+

7 weeks or less
.....................
......
151%
159%
168%
202%
229%
136%
148%
8 weeks or less but







greater than 7 weeks
.................
154
164
173
205
235
137
149
9 weeks or less but







greater than 8 weeks
.................
158
169
179
209
242
138
150

	Moodys rating.
Municipal Bonds not rated by Moodys but rated BBB, BBB or
BBB+ by S&P.
	Municipal Bonds rated MIG1, VMIG1 or P1 by Moodys which do not mature or have a demand feature at par exercisable within the Moodys Exposure Period and which do not have a longterm rating. For the purpose of the definition of Moodys Eligible Assets, these securities will have an assumed rating of A by Moodys.
	Municipal Bonds rated SP1+ or Al+ by S&P which do not mature or have a demand feature at par exercisable within the Moodys Exposure Period and which do not have a longterm rating. For the purposes of the definition of Moodys Eligible Assets, these securities will have an assumed rating of A by Moodys.

      Notwithstanding the foregoing, (i) no Moodys Discount Factor will be applied to short term Municipal Bonds, so long as such Municipal Bonds are rated at least MIG1, VMIG1 or P 1 by Moodys and mature or have a demand feature at par exercisable within the Moodys Exposure Period, and the Moodys Discount Factor for such Bonds will be 125% if such Bonds are not rated by Moodys but are rated A1+ or SP1+ or AA by S&P and mature or have a demand feature at par exercisable within the Moodys Exposure Period, and (ii) no Moodys Discount Factor will be applied to cash or to Receivables for Municipal Bonds Sold.
      Receivables for Municipal Bonds Sold, for purposes of calculating Moodys Eligible Assets as of any Valuation Date, means the aggregate of the following (i) the book value of receivables for Municipal Bonds sold as of or prior to such Valuation Date if such receivables are due within five Business Days of such Valuation Date, and if the trades which generated such receivables are (x) settled through clearing house firms with respect to which the Trust has received prior written authorization from Moodys or (y) with counterparties having a Moodys longterm debt rating of at least Baa3 and (ii) the Discounted Value of Municipal Bonds sold (applying the relevant Moodys Discount Factor to such Bonds) as of or prior to such Valuation Date which generated such receivables, if such receivables are due within five Business Days of such Valuation Date but do not comply with either of conditions (x) or (y) of the preceding clause (i).
      Moodys Eligible Asset means cash, Receivables for Municipal Bonds Sold, a short term Municipal Bond rated VMIG1, MIG1 or P1 by Moodys or SP1+ or Al+ by S&P or a Municipal Bond that (i) pays interest in cash (ii) is publicly rated Baa or higher by Moodys or, if not rated by Moodys but rated by S&P, is rated at least BBB by S&P (provided that, for purposes of determining the Moodys Discount Factor applicable to any such S&Prated Municipal Bond, such Municipal Bond (excluding any shortterm Municipal
Bond and any Municipal Bond rated BBB, BBB or BBB+) will be deemed to have a Moodys rating which is one full rating category lower than its S&P rating) (iii) does not have its Moodys rating suspended by Moodys and (iv) is part of an issue of Municipal Bonds of at least $10,000,000.
In addition, Municipal Bonds in the Trusts portfolio will be included as Moodys Eligible Assets only to the extent they meet the following diversification requirements


Minimum
Issue Size
Maximum
Underlyin
g
Maximum State
or Territory
Rating
($
Million
s)
Obligor
(%)(1)
Concentration
(%)(1)(3)
Aaa
..................
..............
10
100
100
Aa..............
.................
...
10
20
60
A...............
.................
....
10
10
40
Baa
..................
..............
10
6
20
Other(2)........
................
10
4
12



(1)	The referenced percentages represent maximum
cumulative
totals for the related rating category and each lower
rating category.
(2)	Municipal Bonds not rated by Moodys but rated BBB,
BBB or
BBB+ by S&P.
(3)	Territorial bonds (other than those issued by Puerto
Rico
and counted collectively) of any territory are limited to 10% of Moodys Eligible Assets.

For purposes of the maximum underlying obligor requirement described above, any such Bond backed by a guaranty, letter of credit or insurance issued by a third party will be deemed to be issued by such third party if the issuance of such third party credit is the sole determinant of the rating on such Bond.


      When the Trust sells a Municipal Bond and agrees to repurchase it at a future date, such Bond will constitute a Moodys Eligible Asset and the amount the Trust is required to pay upon repurchase of such Bond will count as a liability for purposes of calculating the RP Basic Maintenance Amount. When the Trust purchases a Municipal Bond and agrees to sell it at a future date to another party, cash receivable by the Trust in connection therewith will constitute a Moodys Eligible Asset if the longterm debt of such other party is rated at least A2 by Moodys and such agreement has a term of 30 days or less otherwise such Bond will constitute a Moodys Eligible Asset.
      Notwithstanding the foregoing, an asset will not be considered a Moodys Eligible Asset if it is (i) held in a margin account, (ii) subject to any material lien, mortgage, pledge, security interest or security agreement of any kind, (iii) held for the purchase of a security pursuant to a Forward Commitment or (iv) irrevocably deposited by the Trust for the payment of dividends or redemption.

      Moodys Exposure Period means the period commencing on and including a given Valuation Date and ending 48 days thereafter.

      Moodys Hedging Transaction has the meaning set forth in paragraph 12(b) of this Part I of Section 12.1.

      Moodys Volatility Factor means 272% as long as there has not been enacted an increase to the Marginal Tax Rate. If an increase is enacted to the Marginal Tax Rate but not yet implemented, the Moodys Volatility Factor shall be as follows



% Change in
 Marginal Tax
Rate


Moodys Volatility
 	Factor



< 5%	292%
> 5% but < 10%	313%
> 10% but < 15%	338%
> 15% but < 20%	364%
> 20% but < 25%	396%
> 25% but < 30%	432%
> 30% but < 35%	472%
> 35% but < 40%	520%

Notwithstanding the foregoing, the Moodys Volatility Factor may mean such other potential dividend rate increase factor as Moodys advises the Trust in writing is applicable.

      Municipal Bonds means obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is at the time of issuance not includable in gross income for Federal income tax purposes.


Municipal Index has the meaning set forth in paragraph 12(a) of this Part I of Section
12.1.
1940 Act means the Investment Company Act of 1940, as amended from time to time. 1940 Act Cure Date, with respect to the failure by the Trust to maintain the 1940 Act
RP Asset Coverage (as required by paragraph 7 of this Part I of Section 12.1) as of the last Business Day of each month, means the last Business Day of the following month.

      1940 Act RP Asset Coverage means asset coverage, as defined in section 18(h) of the 1940 Act, of at least 200% with respect to all outstanding senior securities of the Trust which are shares, including all outstanding shares of each series of RP (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares of a closedend investment company as a condition of paying dividends on its common shares).
NonCall Period has the meaning described under Specific Redemption Provisions below.

NonPayment Period with respect to any shares of RP means any period commencing
on and including the day on which the Trust shall fail to (i) declare, prior to 1200 noon, New York City time, on any Dividend
Payment Date for shares of such RP, for payment on or (to
the
extent permitted below) within three Business Days after
such
Dividend Payment Date to the Holders of such shares as of
1200
noon, New York City time, on the Business Day preceding such
Dividend Payment Date, the full amount of any dividend on such shares payable on such Dividend Payment Date or (ii) deposit, irrevocably in trust, in sameday funds, with the Paying
Agent by
1200 noon, New York City time, (A) on or (to the extent permitted below) within three Business Days after any Dividend Payment Date for any shares of RP the full amount of any dividend on such shares (whether or not earned or declared) payable on such Dividend Payment Date or (B) on or (to the extent permitted below) within three Business Days after any redemption date for any shares of RP called for redemption, the Mandatory Redemption
Price or Optional Redemption Price, as the case may be, and ending on and including the Business Day on which, by 1200 noon,
New York City time, all unpaid dividends and unpaid redemption prices shall have been so deposited or shall have otherwise been made available to Holders in sameday funds provided that a NonPayment Period shall not end during the first seven days thereof unless the Trust shall have given at least three days written notice to the Paying Agent, the Remarketing Agents and the Securities Depository and thereafter shall not end unless the Trust shall have given at least fourteen days written notice to the Paying Agent, the Remarketing Agents, the Securities Depository and all Holders. Any dividend on shares of RP due on any Dividend Payment Date for such shares (if, prior to 1200 noon, New York City time, on such Dividend Payment Date, the Trust has declared such dividend payable on or within three Business Days after such Dividend Payment Date to the Holders who held such shares as of 1200 noon, New York City time, on the
Business Day preceding such Dividend Payment Date) or redemption price with respect to shares of RP not paid to Holders when due may (if such non payment occurs because the Trust is prevented from doing so by these Bylaws or applicable law) be paid pro rata to such Holders in the same form of funds by 1200 noon, New York
City time,


on any of the first three Business Days after such Dividend Payment Date or due date, as the case may be, provided that such amount is accompanied by a late charge calculated for such period of nonpayment at the NonPayment Period Rate applied to the amount of such nonpayment based on the actual number of days comprising such period divided by 365.

      NonPayment Period Rate means 200% of the applicable Reference Rate (or 275% of such rate if the Trust has provided notification to the Remarketing Agents prior to the Remarketing Date establishing the Applicable Dividend Rate for the relevant dividend pursuant to paragraph 3(m) hereof that net capital gain or other income subject to regular Federal income tax will be included in such dividend on shares of RP), provided that the Trustees shall have the authority to adjust, modify, alter or change from time to time the NonPayment Period Rate if the Trustees determine and Moodys and S&P (or any Substitute Rating Agency in lieu of Moodys or S&P in the event either of such parties shall not rate the RP) advise the Trust in writing that such adjustment, modification, alteration or change will not adversely affect the thencurrent ratings of the RP.




Date
..


Norm
al
Divi
dend
Paym
ent
Date
has
the
mean
ing
set
fort
h
unde
r
Divi
dend
Paym
ent

Noti
ce
of
Rede
mpti
on
mean
s
any
noti
ce
with
resp
ect
to
the
rede
mpti
on
of
shar
es
of
RP


pursuant to paragraph 4 of this Part I of Section 12.1.

      Notice of Revocation has the meaning set forth in paragraph 3(j) of this Part I of Section 12.1.

      Notice of Special Dividend Period has the meaning set forth in paragraph 3(j) of this Part I of Section 12.1.

      Optional Redemption Price shall mean $25,000 per share of
Series B RP or Series C RP, or $50,000 per share of Series A RP, as the case may be, plus in the case of each series of RP an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption plus any applicable redemption premium per share attributable to the designation of a Premium Call Period for such share.

      Paragraph 3(a) Dividend has the meaning set forth in paragraph 3(k) of this Part I of Section 12.1.

      Paying Agent means Bankers Trust Company or any successor company or entity, which has entered into a Paying Agent Agreement with the Trust to act for the Trust, among other things, as the transfer agent, registrar, dividend and redemption price disbursing agent, settlement agent and agent for certain notifications in connection with the shares of RP in accordance with such agreement.

      Paying Agent Agreement means an agreement to be entered into between the Trust and the Paying Agent.

Preferred Shares means the preferred shares of the Trust, and includes RP.



belo
w.


Premi
um
Call
Perio
d has
the
meani
ng
speci
fied
in
Speci
fic
Redem
ption
Provi
sions
,

Prici
ng
Servi
ce
means
Mulle
r
Inves
tdata
Corp.
, or
any
succe
ssor
compa
ny or
entit
y, or


any other entity designated from time to time by the Trustees. Notwithstanding the foregoing, the Trustees will not designate
 a
new Pricing Service unless the Trust has received a written confirmation from Moodys and S&P that such action would not impair the ratings then assigned by Moodys and S&P to any series of RP.

      Quarterly Valuation Date means the last Business Day of each fiscal quarter of the Trust in each fiscal year of the Trust, commencing July 31, 1993.

      Receivables for Municipal Bonds Sold for Moodys has the meaning set forth under the definition of Moodys Discount
Factor, and for S&P has the meaning set forth under the definition of S&P Discount Factor.

      Reference Rate means (i) with respect to a Dividend Period having 28 or fewer days, the higher of the applicable AA Composite Commercial Paper Rate and the Taxable Equivalent of the
ShortTerm Municipal Bond Rate, (ii) with respect to any Short Term Dividend Period having more than 28 but fewer than 183 days, the applicable AA Composite Commercial Paper Rate, (iii) with respect to any Short Term Dividend Period having 183 or more but fewer than 365 days, the U.S. Treasury Bill Rate and (iv) with respect to any Long Term Dividend Period, the applicable U.S. Treasury Note Rate.
      Remarketing means each periodic operation of the process for remarketing shares of RP as described in Part II of Section 12.1.

      Remarketing Agents means Merrill Lynch, Pierce,
Fenner &
Smith Incorporated and any additional or successor companies or entities, if any, which have entered into an agreement with the
Trust to follow the remarketing procedures for the purpose of determining the Applicable Dividend Rate.

      Remarketing Agreement means an agreement entered into between the Trust and the Remarketing Agents with respect to
Remarketing.

      Remarketing Date means any date on which (i) each Beneficial Owner of shares of RP must provide to the Remarketing
Agents irrevocable telephonic notice of intent to tender shares in a Remarketing and (ii) the Remarketing Agents (A) determine the Applicable Dividend Rate for the ensuing Dividend
Period,
(B) notify Holders, purchasers and tendering Beneficial
Owners of
shares of RP by telephone, telex or otherwise of the results of the Remarketing and (C) announce the Applicable Dividend
Rate.
      Request for Special Dividend Period has the meaning set forth in paragraph 3(j) of this Part I of Section 12.1.

Response has the meaning set forth in paragraph 3(j) of this
Part I of Section 12.1.


      Retroactive Taxable Allocation has the meaning set forth in paragraph 3(k) of this Part I of Section 12.1.

Right has the meaning set forth in paragraph 3(k) of this Part
I of Section 12.1.

      RP means, as the case may be, the Series A RP the Series B
RP or the Series C RP or if the context shall so indicate, all such series.

      RP Basic Maintenance Amount, as of any Valuation Date, means the dollar amount equal to (i) the sum of (A) the product of the number of shares of Series A RP outstanding on such Valuation Date multiplied by the sum of (a) $50,000 and (b) any applicable redemption premium per share attributable to the designation of a Premium Call Period (B) the product of the number of shares of Series B RP and Series C RP outstanding on such Valuation Date multiplied by the sum of (a) $25,000 and
(b)
any applicable redemption premium per share of each series attributable to the designation of a Premium Call Period (C) the aggregate amount of cash dividends (whether or not earned or declared) that will have accumulated for each series of RP outstanding, in each case, to (but not including) the end of the current Dividend Period for such series of RP that follows such
Valuation Date or to (but not including) the 49th day after such
Valuation Date, whichever is sooner (D) the aggregate amount of cash dividends that would accumulate at the Maximum Dividend Rate applicable to a Dividend Period of 28 days (in the case of shares of Series A RP) and 7 days (in the case of shares of Series B RP and Series C RP) outstanding from the end of such Dividend Period through the 49th day after such Valuation
Date,
multiplied by the larger of the Moodys Volatility Factor and the
S&P Volatility Factor, determined from time to time by Moodys and S&P, respectively (except that if such Valuation Date occurs during a NonPayment Period, the cash dividend for purposes of calculation would accumulate at the then current NonPayment Period Rate) (E) the amount of anticipated expenses of the Trust for the 90 days subsequent to such Valuation Date (F) the amount of the Trusts Maximum Potential Additional Dividend Liability as of such Valuation Date and (G) any current liabilities as of such
Valuation Date to the extent not reflected in any of (i)(A) through (i)(F) (including, without limitation, any amounts due and payable by the Trust pursuant to repurchase agreements and any payables for Municipal Bonds purchased as of such Valuation
Date) less (ii) either (A) the Discounted Value of any of the Trusts assets, or (B) the face value of any of the Trusts assets if such assets mature prior to or on the date of redemption of any shares of RP or payment of a liability and are either securities issued or guaranteed by the U.S. Government or, with respect to Moodys, have a rating assigned by Moodys of at least
Aaa, Pl, VMIG1 or MIG1 and, with respect to S&P, have a rating assigned by S&P of at least AAA, SP 1+ or A1+, in both cases irrevocably deposited by the Trust for the payment of the amount needed to redeem shares of RP subject to redemption or any of
(i)(C) through (i)(G).
      RP Basic Maintenance Cure Date, with respect to the failure by the Trust to satisfy the RP Basic Maintenance Amount (as required by paragraph 8(a) of this Part I of Section 12.1) as of a given Valuation Date, means the sixth Business Day following such Valuation Date.

      RP Basic Maintenance Report means a report signed by the President, Treasurer or any Executive Vice President or Vice
President of the Trust which sets forth, as of the related


Valuation Date, the assets of the Trust, the Market Value and the Discounted Value thereof (seriatim and in the aggregate), and the RP Basic Maintenance Amount.

S&P means Standard & Poors Ratings Services or its successors.

      S&P Discount Factor means, for purposes of determining the Discounted Value of any Municipal Bond which constitutes an S&P Eligible Asset, the percentage determined by reference to (a) the rating by S&P or Moodys on such Bond and (b) the S&P Exposure Period, in accordance with the table set forth below


Rating
Category

S&P Exposure Period
AAA
AA
A
BBB
40 Business Days
...................
190
%
195%
210
%
250
%
22 Business Days
...................
170
175
190
230
10 Business Days
...................
155
160
175
215
7 Business Days
....................
..
150
155
170
210
3 Business Days
....................
..
130
135
150
190

Notwithstanding the foregoing, (i) the S&P Discount Factor for shortterm Municipal Bonds will be 115%, so long as such Municipal Bonds are rated A1+ or SP1+ by S&P and mature or have a demand feature exercisable in 30 days or less, or 125% if such Municipal Bonds are not rated by S&P but are rated VMIG1, Pl or MIG1 by Moodys, and such shortterm Municipal Bonds referred to in this clause (i) shall qualify as S&P Eligible Assets provided, however, such short term Municipal Bonds rated by Moodys but not rated by S&P having a demand feature exercisable in 30 days or less must be backed by a letter of credit, liquidity facility or guarantee from a bank or other financial institution having a shortterm rating of at least A1+ from S&P and further provided that such shortterm Municipal Bonds rated by Moodys but not rated by S&P may comprise no more than 50% of shortterm Municipal Bonds that qualify as S&P Eligible Assets and (ii) no S&P Discount Factor will be applied to cash or to Receivables for Municipal Bonds Sold.

      Receivables for Municipal Bonds Sold, for purposes of calculating S&P Eligible Assets as of any Valuation Date, means the book value of receivables for Municipal Bonds sold as of or prior to such Valuation Date if such receivables are due within five Business Days of such Valuation Date. For purposes of the foregoing, Anticipation Notes rated SP1+ or, if not rated by S&P, rated VMIG1 by Moodys, whether or not they mature or have a demand feature exercisable in 30 days and which do not have a longterm rating, shall be considered to be short term Municipal Bonds and shall qualify as S&P Eligible Assets.
      S&P Eligible Asset means cash, Receivables for Municipal Bonds Sold or a Municipal Bond that (i) is issued by any of the 50 states, any territory or possession of the United States, the District of Columbia, and any political subdivision, instrumentality, county, city, town, village, school district or agency (such as authorities and special districts created by the states) of any of the foregoing, and certain federally sponsored agencies such as local housing authorities (ii) is interest bearing and pays interest at least semiannually (iii) is payable with respect to principal and interest in United States Dollars (iv) is publicly rated BBB or higher by S&P or, except in the case of Anticipation Notes that are grant anticipation notes or bond anticipation notes which must be rated by S&P to be included in S&P Eligible Assets, if not rated by S&P but rated by Moodys, is rated at least A by Moodys (provided that such Moodysrated Municipal Bonds will be included in S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 50% of the aggregate Market Value of the S&P Eligible Assets and further provided that, for purposes of determining the S&P Discount Factor applicable to any such Moodysrated Municipal Bond, such Municipal Bond will be deemed to have an S&P rating which is one full rating category lower than its Moodys rating)
(v) is not subject to a covered call or covered put option written by the Trust (vi) is not part of a private placement of Municipal Bonds and (vii) is part of an issue of Municipal Bonds with an original issue size of at least $20 million or, if of an issue with an original issue size below $20 million (but in no event below $10 million), is issued by an issuer with a total of at least $50 million of securities outstanding. Notwithstanding the foregoing
      (1)	Municipal Bonds of any one issuer will be
considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed
10% of the aggregate Market Value of the S&P Eligible
Assets, provided that 2% is added to the applicable S&P
Discount Factor for every 1 % by which the Market Value of such Municipal Bonds exceeds 5% of the aggregate
Market Value of the S&P Eligible Assets and

      (2)	Municipal Bonds issued by issuers in any one
state or territory will be considered S&P Eligible
Assets only to the extent the Market Value of such Municipal Bonds does not exceed 20% of the aggregate
Market Value of S&P Eligible Assets.

      S&P Exposure Period means the maximum period of time following a Valuation Date, including the Valuation Date and the RP Basic Maintenance Cure Date, that the Trust has under this
Section 12.1 to cure any failure to maintain, as of such Valuation Date, a Discounted Value of its portfolio at least equal to the RP Basic Maintenance Amount (as described in paragraph 8(a) of this Section 12.1).

S&P Hedging Transactions has the meaning set forth in paragraph 12(a) of this Section
12.1.

S&P Volatility Factor means 277% or such other potential dividend rate increase factor as S&P advises the Trust in writing is applicable.

      Securities Depository means The Depository Trust Company or any successor company or other entity selected by the Trust as securities depository of the shares of RP that agrees to follow the procedures required to be followed by such securities depository in connection with shares of RP.

Series A RP means the Remarketed Preferred Shares, Series A.


Series B RP means the Remarketed Preferred
Shares, Series B. Series C RP means the
Remarketed Preferred Shares, Series C.
Service means the Internal Revenue Service.
      Settlement Date means the first Business Day after a Remarketing Date applicable to a share of RP.

      7day Dividend Period means, with respect to Series B RP and
Series C RP, a Dividend Period consisting of seven days.

      Short Term Dividend Period means a Special Dividend Period consisting of a specified number of days (other than 28, in the case of Series A RP, or seven, in the case of Series B RP and Series C RP), evenly divisible by seven and not fewer than seven or more than 364.

      Special Dividend Period means a Dividend Period consisting of (i) a specified number of days (other than 28, in the case of Series A RP, or seven, in the case of Series B RP and Series C
RP), evenly divisible by seven and not fewer than seven nor more than 364 or (ii) a specified period of one whole year or more but not greater than five years (in each case subject to adjustment as provided herein). Except as otherwise provided in the definition of Dividend Period in this Section 12.1, the Dividend Periods for the Series A RP, Series B RP and Series C RP will never be coextensive.
      Specific Redemption Provisions means, with respect to a Special Dividend Period of 365 or more days, either, or any combination of, the designation of (i) a period (a NonCall Period) determined by the Trustees, after consultation with the Remarketing Agents, during which the shares of RP subject to such Dividend Period shall not be subject to redemption at the option of the Trust and (ii) a period (a Premium Call Period), consisting of a number of whole years and determined by the Trustees, after consultation with the Remarketing Agents, during each year of which the shares of RP subject to such Dividend Period shall be redeemable at the Trusts option at a price per share equal to $50,000 (in the case of Series A RP), or $25,000 (in the case of Series B RP or Series C RP), plus in the case of each series of RP accumulated but unpaid dividends plus an applicable premium, as determined by the Trustees after consultation with the Remarketing Agents.
      Substitute Commercial Paper Dealers means such substitute commercial paper dealer or dealers as the Trust may from time to time appoint or, in lieu of any thereof, their respective affiliates or successors.

      Substitute Rating Agency and Substitute Rating Agencies mean a nationally recognized statistical rating organization or two nationally recognized statistical rating organizations, respectively, selected by the Trust to act as the substitute rating agency or substitute rating agencies, as the case may be, to determine the credit ratings of the shares of RP.

      Taxable Equivalent of the ShortTerm Municipal Bond Rate on any date means 90% of the quotient of (A) the per annum rate expressed on an Interest Equivalent basis equal to the


Kenny S&P 30day High Grade Index or any comparable index based upon 30day yield evaluations at par of bonds the interest on which is excludable for regular Federal income tax purposes under the Code of high grade component issuers selected by Kenny Information Systems Inc. (or any successor thereto from time to time selected by the Trust in its discretion), which component issuers shall include, without limitation, issuers of general obligation bonds but shall exclude any bonds the interest on which constitutes an item of tax preference under Section 57(a)(5) of the Code, or successor provisions, for purposes of the alternative minimum tax, (as defined in the Code) (the Kenny Index), made available for the Business Day immediately preceding such date but in any event not later than 830 A.M., New York City time, on such date by Kenny Information Systems Inc. (or any such successor), divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) provided, however, that if the Kenny Index is not made so available by 830 A.M., New York City time, on such date by Kenny Information Systems Inc. (or any such successor), the Taxable Equivalent of the ShortTerm Municipal Bond Rate shall mean the quotient of (A) the per annum rate expressed on an Interest Equivalent basis equal to the most recent Kenny Index so made available, divided by (B)
1.00 minus the Marginal Tax Rate (expressed as a decimal). No successor to Kenny Information Systems Inc. shall be chosen without first obtaining written confirmation from Moodys and S&P that the choice of such successor would not impair the rating then assigned to any series of RP by Moodys or S&P.
      Tender and Dividend Reset means the process pursuant to which shares of RP may be tendered in a Remarketing or held and become subject to the new Applicable Dividend Rate determined by the Remarketing Agents in such Remarketing.

      Treasury Bonds shall have the meaning set forth in paragraph 12(a) of this Part I of Section 12.1.
Trust means Putnam Municipal Opportunities Trust, a
Massachusetts business trust. 28day Dividend Period means, with respect to Series A RP, a Dividend Period consisting of 28 days.

Trustees means the Trustees of the Trust.

      U.S. Treasury Bill Rate on any date of determination means
(i) the Interest Equivalent of the rate on the actively traded Treasury Bill with a maturity most nearly comparable to the length of the related Dividend Period, as such rate is made available on a discount basis or otherwise on the Business Day immediately preceding such date by the Federal Reserve Bank of New York in its Composite 330 P.M. Quotations for U.S. Government Securities report for such Business Day, or (ii) if such yield as so calculated is not available, the Alternate Treasury Bill Rate on such date. Alternate Treasury Bill Rate on any date means the Interest Equivalent of the yield as calculated by reference to the arithmetic average of the bid price quotations of the actively traded Treasury Bill with a maturity most nearly comparable to the length of the related Dividend Period, as determined by bid price quotations as of any time on the Business Day immediately preceding such date, obtained from at least three recognized primary U.S. Government securities dealers selected by the Remarketing Agents.


      U.S. Treasury Note Rate on any date of determination means
(i) the yield as calculated by reference to the bid price quotation of the actively traded, current coupon Treasury Note with a maturity most nearly comparable to the length of the related Dividend Period, as such bid price quotation is published on the Business Day immediately preceding such date by the Federal Reserve Bank of New York in its Composite 330 P.M. Quotations for U.S. Government Securities report for such Business Day, or (ii) if such yield as so calculated is not available, the Alternate Treasury Note Rate on such date.
      Alternate Treasury Note Rate on any date means the yield as calculated by reference to the arithmetic average of the bid price quotations of the actively traded, current coupon
Treasury
Note with a maturity most nearly comparable to the length of the related Dividend Period, as determined by the bid price quotations as of any time on the Business Day immediately preceding such date, obtained from at least three recognized primary U.S. Government securities dealers selected by the Remarketing Agents.
      Valuation Date means, for purposes of determining whether the Trust is maintaining the RP Basic Maintenance Amount, each
Business Day commencing with the Date of Original Issue.
Voting Period has the meaning set forth in paragraph 6(b) of this Part I of Section 12.1. Variation Margin means, in connection with an outstanding futures contract or option thereon owned or sold by the Trust, the amount of cash or securities paid to or received from a broker (subsequent to the Initial Margin payment) from time to time as the price of such futures contract or option fluctuates.

2.	Fractional Shares. No fractional shares of RP shall be
issued.

3.	Dividends.

      (a)	The Holders of RP as of 1200 noon, New York
City time,
on the Business Day preceding the applicable Dividend Payment Date, shall be entitled to receive, when, as and if declared by the Trustees, out of funds legally available therefor, (i) cumulative dividends, at the Applicable Dividend Rate, (ii) a Right (as defined in paragraph 3(k) of this Part I of Section 12.1) to receive an Additional Dividend or Additional Dividends in certain circumstances, and (iii) any additional amounts as set
forth in paragraph 3(m) of this Part I of Section 12.1. Each share of RP shall remain on a parity with other shares of RP with respect to the payment of dividends at the rates fixed for the respective series. No dividends on any series of RP shall be paid or declared if there shall exist a NonPayment Period with respect to any other series of RP unless dividends in ratable proportion are declared and paid on such other series. Dividends on the shares of RP so declared and payable shall be paid in preference to and in priority over any dividends declared and payable on the Common Shares.
      (b)	Dividends on each share of RP shall accumulate
from
its Date of Original Issue and will be payable, when, as and if declared by the Trustees, on each Dividend Payment Date applicable to such share of RP.


      (c)	Each declared dividend shall be payable on the
applicable Dividend Payment Date to the Holder or Holders of such shares of RP as set forth in paragraph 3(a) of this Part I of
Section 12.1. Dividends on shares of RP in arrears with respect to any past Dividend Payment Date may be declared and paid at any time, without reference to any regular Dividend Payment
Date, pro rata to the Holders of such shares as of a date not exceeding five Business Days preceding the date of payment thereof as may be fixed by the Trustees. Any dividend payment made on any share of RP shall be first credited against the dividends accumulated but unpaid (whether or not earned or declared) with respect to the earliest Dividend Payment Date on which dividends were not paid.
      (d)	Neither Holders nor Beneficial Owners of shares
of RP
shall be entitled to any dividends on the shares of RP, whether payable in cash, property or stock, in excess of full cumulative dividends thereon (which include any amounts actually due and payable pursuant to paragraph 3(k), 3(1) or 3(m) of this Part I of Section 12.1). Except as provided in paragraph 3(h) of this
Part I of Section 12.1, neither Holders nor Beneficial Owners of shares of RP shall be entitled to any interest, or other additional amount, on any dividend payment on any share of RP which may be in arrears.
      (e)	Except as otherwise provided herein, the
Applicable
Dividend Rate on each share of RP for each Dividend Period with respect to such share shall be equal to the lower of the rate per annum that results from implementation of the remarketing procedures described in Part II hereof and the Maximum Dividend Rate.

      (f)	The amount of declared dividends for each share
of RP
payable on the Initial Dividend Payment Date, the Dividend Payment Date for each 7day Dividend Period, the Dividend Payment Date for each 28day Dividend Period and the Dividend Payment
Date or Dates for each ShortTerm Dividend Period shall be computed by the Trust by multiplying the Applicable Dividend
Rate in effect with respect to dividends payable on such share on such Dividend Payment Date by a fraction the numerator of which shall be the number of days in such Dividend Period such share was outstanding from and including its Date of Original Issue or the preceding Dividend Payment Date, as the case may be, to and including the day preceding such Dividend Payment Date, and the denominator of which shall be 365, then multiplying the amount so obtained by $50,000 (in the case of Series A RP) or $25,000 (in the case of Series B RP and Series C RP) and rounding the amount so obtained to the nearest cent. During any Long Term Dividend Period, the amount of dividends per share payable on any Dividend Payment Date shall be computed by dividing the Applicable Dividend Rate for such Dividend Period by twelve, multiplying the amount so obtained by $50,000 (in the case of Series A RP) or $25,000 (in the case of Series B RP and Series C RP), and rounding the amount so obtained to the nearest cent provided, however, that, if the number of days from and including the Date of Original Issue or the preceding Dividend Payment Date, as the case may be, to and including the day preceding such Dividend Payment Date is less than 30 and such days do not constitute a full calendar month, then the amount of dividends per share payable on such Dividend Payment Date shall be computed by multiplying the Applicable Dividend Rate for such Dividend Period by a fraction, the numerator of which will be such number of days and the denominator of which will be 360, multiplying the amount so obtained by $50,000 (in the case of Series A RP) or $25,000 (in the case of Series B RP and Series C
RP), and rounding the amount so obtained to the nearest cent.


      (g)	No later than 1200 noon, New York City time, on
each
Dividend Payment Date, the Trust shall deposit in sameday funds with the Paying Agent the full amount of any dividend declared and payable on such Dividend Payment Date on any share of RP.

      (h)	The Applicable Dividend Rate for each Dividend
Period
commencing during a NonPayment Period shall be equal to the NonPayment Period Rate and any share of RP for which a Special Dividend Period would otherwise have commenced on the first day of or during a NonPayment Period shall have a 28day Dividend Period (in the case of Series A RP) or a 7 day Dividend Period (in the case of Series B RP and Series C RP). Any amount of any dividend due on any Dividend Payment Date for any shares of RP (if, prior to 1200 noon, New York City time, on such Dividend Payment Date, the Trust has declared such dividend payable on
or
within three Business Days after such Dividend Payment Date to the Holders who held such shares of RP as of 1200 noon, New York City time, on the Business Day preceding such Dividend Payment
Date) or redemption price with respect to any shares of RP not paid to Holders when due but paid to such Holders in the same form of funds by 1200 noon, New York City time, on any of the first three Business Days after such Dividend Payment Date or due date, as the case may be, shall incur a late charge to be paid therewith to such Holders and calculated for such period of
nonpayment at the NonPayment Period Rate applied to the amount of such non payment based on the actual number of days
comprising such period divided by 365. If the Trust fails to pay a dividend on a Dividend Payment Date or to redeem any shares of RP on the date set for such redemption (otherwise than because it is prevented from doing so by these Bylaws or by applicable law), the preceding sentence shall not apply and the Applicable Dividend Rate for the Dividend Period commencing during the NonPayment Period resulting from such failure shall be the NonPayment Period Rate. For the purposes of the foregoing and paragraphs 3(g) and 4(g) of this Part I of Section 12.1, payment to a person in New York Clearing House (nextday) funds on any Business Day at any time shall be considered equivalent to payment to such person in sameday funds at the same time on the next Business Day, and any payment made after 1200 noon, New
York City time, on any Business Day shall be considered to have been made instead in the same form of funds and to the same person before 1200 noon, New York City time, on the next Business Day.
      (i)	Except during a NonPayment Period, by 1200 noon,
New
York City time, on the Remarketing Date in the Remarketing at the
end of the Initial Dividend Period applicable to a share of RP, and by 1200 noon, New York City time, on the Remarketing Date in the Remarketing at the end of each subsequent Dividend Period applicable to a share of RP, the Beneficial Owner of such share of RP may elect to tender such share or hold such share for the next Dividend Period to the extent provided in Part II of
Section 12.1.
      (j)	The Trust may, at its sole option and to the
extent
permitted by law, by telephonic or written notice (a Request for
Special Dividend Period) to the Remarketing Agents, request that the next succeeding Dividend Period for a series of RP be the number of days (other than 28, in the case of Series A RP, or seven, in the case of Series B RP or Series C RP) evenly divisible by seven, and not fewer than seven or more than 364 in the case of a Short Term Dividend Period or one whole year or more but not greater than five years in the case of a Long
Term
Dividend Period, specified in such notice, provided that the Trust may not give a Request for Special Dividend Period of greater than 28 days, in the case of Series A RP, or seven days, in the case of


Series B RP or Series C RP (and any such request shall be null and void) unless the Trust has given written notice thereof to Moodys and S&P and unless, with respect to such series of RP, full cumulative dividends, any amounts due with respect to redemptions, and any Additional Dividends payable prior to such date have been paid in full and, for any Remarketing occurring after the initial Remarketing, all shares tendered were remarketed in the last occurring Remarketing. Except as otherwise provided in the definition of Dividend Period in this
Section 12.1, the Dividend Periods for the Series A RP, Series B RP and Series C RP will never be coextensive. Such Request for Special Dividend Period, in the case of a Short Term Dividend Period, shall be given on or prior to the fourth Business Day but not more than seven Business Days prior to a Remarketing Date and, in the case of a Long Term Dividend Period, shall be given on or prior to the 14th day but not more than 28 days prior to a Remarketing Date. Upon receiving such Request for a Special Dividend Period, the Remarketing Agents shall determine
(i) whether, given the factors set forth below, it is advisable that the Trust issue a Notice of Special Dividend Period for such RP as contemplated by such Request for Special Dividend Period, (ii) the Optional Redemption Price of such RP during such Special Dividend Period and (iii) the Specific Redemption Provisions and shall give the Trust written notice (a Response) of such determination by no later than the third Business Day prior to such Remarketing Date. In making such determination the Remarketing Agents will consider (1) existing shortterm and longterm market rates and indices of such shortterm and longterm rates, (2) existing market supply and demand for shortterm and longterm securities, (3) existing yield curves for shortterm and longterm securities comparable to the RP, (4) industry and financial conditions which may affect such RP, (5) the investment objective of the Trust, and (6) the Dividend Periods and dividend rates at which current and potential Beneficial Owners of such RP would remain or become Beneficial Owners. If the Remarketing Agents shall not give the Trust a Response by such third Business Day or if the Response states that given the factors set forth above it is not advisable that the Trust give a Notice of Special Dividend Period, the Trust may not give a Notice of Special Dividend Period in respect of such Request for Special Dividend Period. In the event the Response indicates that it is advisable that the Trust give a Notice of Special Dividend Period, the Trust may by no later than the second Business Day prior to such Remarketing Date give a notice (a Notice of Special Dividend Period) to the Remarketing Agents
 and
to the Securities Depository which notice will specify (i) the duration of the Special Dividend Period, (ii) the Optional Redemption Price as specified in the related Response and (iii) the Specific Redemption Provisions, if any, as specified in the related Response. The Trust shall not give a Notice of Special Dividend Period and, if the Trust has given a Notice of Special Dividend Period, the Trust is required to give telephonic or written notice of its revocation (a Notice of Revocation) to the Remarketing Agents (in the case of clauses (x) and (y)) and the Securities Depository (in the case of clauses (x), (y) and (z)) on or prior to the Business Day prior to the relevant Remarketing Date if (x) either the 1940 Act RP Asset Coverage is not satisfied or the Trust shall fail to maintain S&P Eligible Assets and Moodys Eligible Assets each with an aggregate Discounted Value at least equal to the RP Basic Maintenance Amount, in each case on each of the two Valuation Dates immediately preceding the Business Day prior to the relevant Remarketing Date on an actual basis and on a pro forma basis giving effect to the proposed Special Dividend Period (using as a pro forma dividend rate with respect to such Special Dividend Period the dividend rate which the Remarketing Agents shall advise the Trust is an approximately equal rate for securities similar to the RP with an equal dividend period), provided that (unless Moodys advises the
Trust
to the contrary), in calculating the aggregate Discounted
 Value
of Moodys Eligible Assets for this purpose, the Moodys
Exposure
Period shall be deemed to be one week longer than the Moodys Exposure Period that would otherwise apply as of the date of the
Notice of Special Dividend Period, (y) sufficient funds for
the
payment of dividends payable on the immediately succeeding Dividend Payment Date for RP have not been irrevocably deposited
with the Paying Agent by the close of business on the third Business Day preceding the relevant Remarketing Date or (z) the Remarketing Agents advise the Trust that after consideration of the factors listed above, it is advisable to give a Notice of Revocation. If the Trust is prohibited from giving a Notice of Special Dividend Period as a result of any of the factors enumerated in clause (x), (y) or (z) of the prior sentence or if the Trust gives a Notice of Revocation with respect to a Notice of Special Dividend Period for RP, the next succeeding Dividend Period will be a 28day Dividend Period (in the case of Series A
RP) or a 7day Dividend Period (in the case of Series B RP or Series C RP), provided that if the then current Dividend Period for RP is a Special Dividend Period of less than 28 days (in the case of Series A RP), the next succeeding Dividend Period will be the same length as the current Dividend Period. In addition, in the event all shares of RP tendered for which the Trust has given a Notice of Special Dividend Period are not remarketed or a Remarketing for RP is not held for any reason, the Trust may not again give a Notice of Special Dividend Period with respect to RP (and any such attempted notice shall be null and void) until all shares of such RP tendered in a subsequent Remarketing with respect to a 28day Dividend Period (in the case of Series A
RP) or a 7day Dividend Period (in the case of Series B RP or Series C RP) have been Remarketed.
      (k)	Simultaneously with the declaration of each
dividend
at the Applicable Dividend Rate to a Holder determined as set forth in paragraph 3(a) of this Part I of Section 12.1 (each, a Paragraph 3(a) Dividend), the Trustees shall also declare a dividend to the same Holder consisting of one right (a Right) to receive an Additional Dividend in respect of such Paragraph 3(a) Dividend. If, after the close of its fiscal year, the Trust characterizes all or a portion of a Paragraph 3(a) Dividend paid on shares of RP during such previous fiscal year as consisting of net capital gain or other income subject to regular Federal income tax, without having either given advance notice to the Remarketing Agents of the inclusion of such taxable income in such Paragraph 3(a) Dividend prior to the setting of the Applicable Dividend Rate for such Paragraph 3(a) Dividend or included an additional amount in the Paragraph 3(a) Dividend to offset the tax effect of the inclusion therein of such taxable income, in each case as provided in paragraph 3(m) hereof, and the Trust so characterizes all or a portion of the Paragraph 3(a) Dividend solely because (i) the Trust has redeemed all or a portion of the outstanding shares of RP or the Trust has liquidated and (ii) the Trust, in its judgment, believes it is required, in order to comply with a published position of the Internal Revenue Service concerning the allocation of different types of income between different classes and series of shares, Rev. Rul. 8981, 19891 C.B. 226, to allocate such taxable income to the RP (the amount so characterized referred to herein as a Retroactive Taxable Allocation), the Trust will, within 90 days after the end of such fiscal year, provide notice of the Retroactive Taxable Allocation made with respect to the Paragraph 3(a) Dividend to the Paying Agent and to each Holder who received such Paragraph 3(a) Dividend and the corresponding Right, at such Holders address as the same appears or last appeared on the share books of the Trust. The Trust will, within 30 days after such notice is given to the Paying


Agent, pay to the Paying Agent (who will then distribute to such holders of Rights), out of funds legally available therefor, an amount equal to the aggregate of the Additional Dividends payable in respect of such Retroactive Taxable Allocation. The Trust may direct the Paying Agent to invest any such available funds in Deposit Securities (provided that such Deposit Securities are also rated at least Pl, MIG1 or VMIG1 by Moodys) provided that the proceeds of any such investment will be available in The City of New York at the opening of business on the payment date for such Additional Dividends. All such funds (to the extent necessary to pay the full amount of such Additional Dividends) shall be held in trust for the benefit of the holders of Rights. An Additional Dividend or Additional Dividends declared in respect of a Right shall be paid to the Holder that received such Right, whether or not such Holder continues to own the shares of RP in respect of which such Right was issued. Rights shall be nontransferable except by operation of law, and no purported transfer of a Right will be recognized by the Trust. No certificates will be issued evidencing Rights.
      An Additional Dividend in respect of any Paragraph 3(a) Dividend means payment to a present or former Holder of a share of RP of an amount which, giving effect to the Retroactive Taxable Allocation made with respect to such Paragraph 3(a) Dividend, would cause such Holders aftertax return (taking into account both the Paragraph 3(a) Dividend and the Additional Dividend and assuming such Holder is taxable at the GrossUp Tax
Rate) to be equal to the aftertax return which the Holder would have realized if the retroactive allocation of taxable income had not been made. Such Additional Dividend shall be calculated
(i) without consideration being given to the time value of money
(ii) assuming that no Holder or former Holder of shares of RP is subject to the Federal alternative minimum tax with respect to dividends received from the Trust and (iii) assuming that the Holder of the share of RP in respect of which a Retroactive Taxable Allocation was made is taxable at the GrossUp Tax Rate. An Additional Dividend will not include an amount to compensate for the fact that the Additional Dividend or the retroactive allocation of taxable income may be subject to state and local taxes. The GrossUp Tax Rate shall be equal to the sum of (i) the percentage of the taxable income included in the Paragraph 3(a) Dividend that is taxable for Federal income tax purposes as ordinary income, multiplied by the greater of (A) the highest marginal Federal corporate income tax rate (without regard to the phaseout of graduated rates) applicable to ordinary income and (B) the highest marginal Federal individual income tax rate applicable to ordinary income (including any surtax but without regard to any phaseout of personal exemptions or any limitation on itemized deductions), and (ii) the percentage of the taxable income included in the Paragraph 3(a) Dividend that is taxable for Federal income tax purposes as longterm capital gain, multiplied by the greater of (A) the highest marginal Federal corporate income tax rate (without regard to the phaseout of graduated rates) applicable to longterm capital gain and (B) the highest marginal Federal individual income tax rate applicable to longterm capital gain (including any surtax, but without regard to any phaseout of personal exemptions or any limitation on itemized deductions).
      Except as provided above, no Additional Dividend shall for any reason be payable in respect of any Paragraph 3(a) Dividend previously paid to a Holder. In particular, and without limiting the generality of the foregoing, no Additional Dividend shall be payable as a result of any Internal Revenue Service challenge to, among other things, the characterization of the RP as equity, the Trusts method of allocating various types of income between dividends paid on different classes or series of shares or between dividends paid on the same class or series of shares, or the designations made by the Trust relating to distributions made with respect to an earlier taxable year.

      (l)	The Trustees may in their sole discretion
from time to
time declare a special dividend (each, a special dividend) in an amount determined in their sole judgment to be necessary or desirable to cause the Trust to comply with any distribution requirements of the Code and thereby to avoid the incurrence by the Trust of any income or excise tax under the Code, provided that the Trustees shall not declare a special dividend if the declaration thereof causes the Trust to fail to maintain the RP Basic Maintenance Amount or the 1940 Act RP Asset Coverage. Any such special dividend shall be payable on a date specified by the Trustees to Holders of record on a date specified by the Trustees consistent with these Bylaws. The Trust shall deposit with the Paying Agent sufficient funds for the payment of any such special dividend not later than noon on the Business Day immediately preceding the date on which such special dividend becomes payable and shall give the Paying Agent irrevocable instructions to apply such funds and, if applicable, the income and proceeds therefrom, to payment of such special dividends. The Trust may direct the Paying Agent to invest any such available funds in Deposit Securities (provided that such Deposit Securities are also rated at least Pl, MIG1 or VMIG1 by Moodys) provided that the proceeds of any such investment will be available in The City of New York at the opening of business on the payment date for such special dividend. All such funds (to the extent necessary to pay the full amount of such special dividend) shall be held in trust for the benefit of the Holders.
      (m)	Whenever the Trust intends to include any net
capital
gain or other income subject to regular Federal income tax in a dividend on shares of RP solely because the Trust, in its judgment, believes it is required, in order to comply with Rev. Rul. 8981 described in paragraph 3(k) of this Part I of Section 12.1, to allocate taxable income to shares of RP, the Trust may notify the Remarketing Agents of the amount to be so included at least five Business Days prior to the Remarketing Date on which the Applicable Dividend Rate for such dividend is to be established. In the event the Trust has provided such notice to the Remarketing Agents, yet, after giving such notice and prior to paying the dividend the Trust intends to include additional income subject to regular Federal income tax beyond the amount set forth in such Notice in such dividend because the Trust, in its sole judgment, believes it is required, in order to comply with such Rev. Rul. 8981, to allocate such additional income to such shares of the series of RP, the Trust will (i) increase the dividend by an amount such that the return to a Holder of RP with respect to such dividend (as so increased and after giving effect to Federal income tax at the GrossUp Tax Rate) shall equal the return such Holder of RP would have received, after application of Federal income tax, if such additional amount of taxable income had not been included in such dividend (and such dividend had not been increased to take account of any additional amount of taxable income) and (ii) notify the Paying Agent of the additional amount to be included in the dividend at least five Business Days prior to the applicable Dividend Payment Date. Alternatively, if the Trust has not provided the notice referred to in the second preceding sentence, yet nevertheless prior to paying the dividend intends to include income subject to regular Federal income tax in a dividend on shares of RP solely because the Trust, in its judgment, believes it is required, in order to comply with such Rev. Rul. 8981, to allocate such income to shares of RP, the Trust will (i) increase the dividend by an amount such that the return to a Holder of RP with respect to such dividend (as so increased and after giving effect to tax at the GrossUp Tax Rate) equals the Applicable Dividend Rate and (ii) notify the Paying Agent of the additional amount to be included in the dividend at least five Business Days prior to the applicable Dividend Payment Date. The Trust will not be required to notify any Holder of RP of the prospective inclusion of, or to increase any dividend as a result of the inclusion of, any taxable income in any dividend other than as provided in this paragraph 3(m) or in paragraph 3(k) of this Part I of Section 12.1.

4.	Redemption. Shares of RP shall be redeemable by the
Trust as provided below

      (a)	To the extent permitted under the 1940 Act,
upon
giving a Notice of Redemption, the Trust at its option may
redeem shares of any series of RP, in whole or in part, on the next succeeding scheduled Dividend Payment Date applicable to those shares of RP called for redemption, out of funds legally available therefor, at the Optional Redemption Price per share provided that no share of RP shall be subject to redemption pursuant to this paragraph 4(a) on any Dividend Payment Date during (A) the Initial Dividend Period with respect to such share or
(B) a NonCall Period to which such share is subject and provided further that the Trust shall effect no redemption pursuant to this paragraph 4(a) if as a result of such redemption the Trust shall have failed to maintain S&P Eligible Assets and Moodys Eligible Assets with an aggregate Discounted Value at least equal to the RP Basic Maintenance Amount or to maintain the 1940 Act
RP Asset Coverage. For so long as S&P rates any series of RP, the Trust may not give a Notice of Redemption relating to an optional redemption as described in paragraph 4(a) unless, at the time of giving such Notice of Redemption, the Trust has available Deposit Securities with maturity or tender dates not later than the day preceding the applicable redemption date and having a Discounted Value not less than the amount due to
Holders by reason of the redemption of shares of such series of RP on such redemption date.
      (b)	The Trust shall redeem, out of funds legally
available
therefor, at the Mandatory Redemption Price per share, certain of the shares of RP, to the extent permitted under the 1940 Act, if the Trust fails to maintain S&P Eligible Assets and Moodys Eligible Assets with an aggregate Discounted Value at least equal to the RP Basic Maintenance Amount or to maintain the 1940 Act RP Asset Coverage and such failure is not cured on or before the RP Basic Maintenance Cure Date or the 1940 Act Cure Date (each herein referred to as a Cure Date), as the case may be.
The number of shares of RP to be redeemed shall be equal to the lesser of (i) the minimum number of shares of all series of RP the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Cure Date, together with all other Preferred Shares subject to redemption or retirement, would result in the satisfaction of the RP Basic Maintenance Amount or the 1940 Act RP Asset Coverage, as the case may be, on such Cure Date (provided that, if there is no such minimum number of shares of all series of RP and other Preferred Shares the redemption of which would have such result, all shares of all series of RP then outstanding shall be redeemed) and (ii) the maximum number of shares of RP, together with all other Preferred Shares subject to redemption or retirement, that can be redeemed out of funds expected to be legally available therefor. In determining the number of shares of RP required to be redeemed in accordance with the foregoing, the Trust shall allocate the number required to be redeemed to satisfy the RP Basic Maintenance Amount or the 1940 Act RP Asset Coverage, as the case may be, pro rata among shares of all series of RP and other Preferred


Shares (as determined by the liquidation preferences of such series of RP and other Preferred Shares) subject to redemption provisions similar to those contained in this paragraph 4(b). The Trust shall effect such redemption not later than 35 days after such Cure Date, except that if the Trust does not have funds legally available for the redemption of all of the required number of shares of all series of RP and other Preferred Shares which are subject to mandatory redemption or the Trust otherwise is unable to effect such redemption on or prior to 35 days after such Cure Date, the Trust shall redeem those shares of all series of RP and other Preferred Shares which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption.
      Any share of RP shall be subject to mandatory redemption regardless of whether such share is subject to a NonCall
Period, provided that shares of RP subject to a NonCall Period will only be subject to redemption to the extent that the other shares of such series of RP not subject to a NonCall Period or other Preferred Shares are not available to satisfy the number of shares required to be redeemed. In such event, such shares subject to a NonCall Period will be selected for redemption in an ascending order of outstanding NonCall Period (with shares with the lowest number of days remaining in the respective Dividend Period to be called first) and by lot in the event of equal outstanding NonCall Periods.
      (c)	Subject to paragraph 4(d) of this Part I of
Section
12.1, if fewer than all the outstanding shares of any series of RP are to be redeemed pursuant to this paragraph 4, the number of such shares of such series of RP so to be redeemed shall be
a
whole number of shares and shall be determined by the Trustees, and the Trust shall give a Notice of Redemption as provided in paragraph 4(e) of this Part I, provided that no such share of
RP
will be subject to optional redemption on any Dividend Payment Date during a NonCall Period to which it is subject and shares of RP subject to a NonCall Period will be subject to mandatory redemption only on the basis described under paragraph 4(b) of this Part I. Unless certificates representing shares of RP are held by Holders other than the Securities Depository or its nominee, the Securities Depository, upon receipt of such notice, shall determine by lot (or otherwise in accordance with procedures in effect at the time which shall be consistent with the 1940 Act) the number of shares of such series of RP to be redeemed from the account of each Agent Member (which may include an Agent Member, including a Remarketing Agent, holding shares for its own account) and notify the Paying Agent of such determination. The Paying Agent, upon receipt of such notice, shall in turn determine by lot the number of shares of such series of RP to be redeemed from the accounts of the Beneficial Owners of the shares of such series of RP whose Agent Members have been selected by the Securities Depository and give notice of such determination to the Remarketing Agents. In doing so, the Paying Agent may determine that shares of RP shall be redeemed from the accounts of some Beneficial Owners, which may include the Remarketing Agents, without shares of RP being redeemed from the accounts of other Beneficial Owners.
      (d)	Notwithstanding paragraph 4(c) of this Part I,
if
any certificates representing shares of any series of RP are held by Holders other than the Securities Depository or its nominee, then the shares of such series of RP to be redeemed shall be selected by the Paying Agent by lot.


      (e)	Any Notice of Redemption with respect to shares
of RP
shall be given (A) in the case of a redemption pursuant to paragraph 4(a) of this Part I, by the Trust to the Paying Agent, the Securities Depository (and any other Holder) and the Remarketing Agents, by telephone, not later than 100 p.m. New York City time (and later confirmed in writing) not less than 20 nor more than 30 days prior to the earliest date upon which any such redemption may occur and (B) in the case of a mandatory redemption pursuant to paragraph 4(b) of this Part I, by the Trust to the Paying Agent, the Securities Depository (and any other Holder) and the Remarketing Agents, by telephone, not later
than 100 p.m., New York City time (and later confirmed in writing) not less than 20 nor more than 30 days prior to the redemption date established by the Trustees and specified in such notice. In the case of a partial redemption of the shares of any series of RP, the Paying Agent shall use its reasonable efforts to provide telephonic notice to each Beneficial Owner of shares of RP called for redemption not later than the close of business on the Business Day on which the Paying Agent determines
the shares to be redeemed, as described in paragraphs 4(c) and 4(d) of this Part I of Section 12.1 (or, during a NonPayment Period with respect to such shares, not later than the close of business on the Business Day immediately following the day on which the Paying Agent receives a Notice of Redemption from the Trust). Such telephonic notice shall be confirmed promptly in writing to the Remarketing Agents, the Securities Depository and each Beneficial Owner of shares of RP called for redemption not later than the close of business on the Business Day immediately following the day on which the Paying Agent determines the shares to be redeemed. In the case of a redemption in whole of the shares of any series of RP, the Paying Agent shall use its reasonable efforts to provide telephonic notice to each Beneficial Owner of shares of RP called for redemption not later than the close of business on the Business Day immediately following the day on which it receives a Notice of Redemption from the Trust. Such telephonic notice shall be confirmed promptly in writing to each Beneficial Owner of shares of RP called for redemption, the Remarketing Agents and the Securities Depository not later than the close of business on the second Business Day following the day on which the Paying Agent receives a Notice of Redemption.
      (f)	Every Notice of Redemption and other redemption
notice
shall state (i) the redemption date (ii) the number of shares of RP to be redeemed (iii) the redemption price (iv) that dividends on the shares of RP to be redeemed shall cease to accumulate as of such redemption date and (v) the provision of the Declaration of Trust or the Bylaws pursuant to which such shares are being redeemed. In addition, notice of redemption given to a
Beneficial Owner by the Paying Agent shall state the CUSIP number, if any, of the shares of RP to be redeemed and the manner in which the Beneficial Owners of such shares may obtain payment of the redemption price. No defect in the Notice of Redemption or other redemption notice or in the transmittal or the mailing thereof shall affect the validity of the redemption proceedings, except as required by applicable law. The Paying Agent shall use its reasonable efforts to cause the publication of a Notice of Redemption in an Authorized Newspaper within two Business Days of the date of the Notice of Redemption, but failure so to publish such notification shall not affect the validity or effectiveness of any such redemption proceedings.
      (g)	On any redemption date, the Trust shall deposit,
irrevocably in trust, in sameday funds, with the Paying Agent, by 1200 noon, New York City time, the Optional Redemption Price or Mandatory Redemption Price, as the case may be, for each share of RP called for redemption.


      (h)	In connection with any redemption, upon the
giving of
a Notice of Redemption and the deposit of sufficient funds necessary for such redemption with the Paying Agent in accordance with this paragraph 4, shares of RP so called for redemption shall no longer be deemed outstanding for any purpose and all rights of the Holders of shares of RP so called for redemption shall cease and terminate, except the right of the Holders thereof to receive the Optional Redemption Price or the Mandatory Redemption Price, as the case may be, but without any interest or other additional amount (except as provided in paragraph 3(k) of this Part I of Section 12.1). The Trust shall be entitled to receive from the Paying Agent, promptly after the date fixed for redemption, any cash deposited with the Paying Agent as aforesaid in excess of the sum of (i) the aggregate redemption price of the shares of RP called for redemption on such date and (ii) all other amounts to which Holders of shares of RP called for redemption may be entitled. The Trust shall be entitled to receive, from time to time after the date fixed for redemption, any interest on any funds deposited in respect of such redemption. Any funds so deposited with the Paying Agent which are unclaimed at the end of ninety days from such redemption date shall, to the extent permitted by law, be repaid to the Trust, after which time the Holders of shares of RP so called for redemption shall look only to the Trust for payment of the redemption price and all other amounts to which they may be entitled. For so long as S&P rates any series of RP, if any such unclaimed funds relating to shares of such series of RP are repaid to the Trust, the Trust shall invest such unclaimed funds in Deposit Securities with a maturity of no more than one Business Day until such time as there are no unclaimed funds.
      (i)	To the extent that any redemption for which
Notice of
Redemption has been given is not made by reason of the absence of
legally available funds therefor, such redemption shall be made as soon as practicable to the extent such funds become available. Failure to redeem shares of RP shall be deemed to exist at any time after the date specified for redemption in a Notice of Redemption when the Trust shall have failed, for any reason whatsoever, to deposit funds with the Paying Agent pursuant to paragraph 4(g) of this Part I of Section 12.1 with respect to any shares for which such Notice of Redemption has been given.
      (j)	Notwithstanding any of the foregoing provisions
of
this paragraph 4, the Remarketing Agents may, in their sole discretion, modify the procedures set forth above with respect to notification of redemption, provided that any such modification does not adversely affect any Holder of shares of RP or materially alter the obligations of the Paying Agent or the Fund and further provided that the Trust receives written confirmation from S&P or Moodys that any such modification would not impair the ratings then assigned by S&P or Moodys to shares of any series of RP.
      (k)	In effecting any redemption pursuant to this
paragraph 4, the Trust shall use all reasonable efforts to satisfy all applicable procedural conditions precedent to effecting such redemption under the 1940 Act and Massachusetts law.

      (l)	Notwithstanding the foregoing, (i) no share of
RP may
be redeemed pursuant to paragraph 4(a) of this Part I of
Section 12.1 unless the full amount of accumulated but unpaid dividends to the date fixed for redemption for each such share of RP called for redemption shall have been declared, and (ii) no share of RP may be redeemed unless all outstanding shares of such series of RP are simultaneously redeemed, nor may any shares of RP be purchased or otherwise acquired by the Trust except in accordance with a purchase offer made on substantially equivalent terms by the Trust for all outstanding shares of RP, unless, in each such instance, dividends (other than dividends, if any, to be paid pursuant to paragraph 3(k) or 3(1) of this Part I of Section 12.1 which have not yet become due and payable) on all outstanding shares of RP through the most recent Dividend Payment Date shall have been paid or declared and sufficient funds for the payment thereof deposited with the Paying Agent.

      (m)	Except as set forth in this paragraph 4 with
respect
to redemptions and subject to paragraph 4(1) of this Part I of
Section 12.1, nothing contained herein shall limit any legal right of the Trust or any affiliate to purchase or otherwise acquire any share of RP at any price. Any shares of RP which have been redeemed, purchased or otherwise acquired by the Trust or any affiliate thereof may be resold if, after the resale, the Trust has Moodys Eligible Assets with an aggregate Discounted Value equal to or greater than the RP Basic Maintenance Amount as provided in Paragraph 8(a) of this Part I of Section 12.1. In lieu of redeeming shares called for redemption, the Trust shall have the right to arrange for other purchasers to purchase from Holders all shares of RP to be redeemed pursuant to this paragraph 4, except those shares of RP to be redeemed pursuant to paragraph 4(b) of this Part I of Section 12.1, by their paying to such Holders on or before the close of business on the redemption date an amount equal to not less than the redemption price payable by the Trust on the redemption of such shares, and the obligation of the Trust to pay such redemption price shall be satisfied and discharged to the extent such payment is so made by such purchasers. Prior to the purchase of such shares by such purchasers, the Trust shall notify each purchaser that such shares have been called for redemption.

5.	Liquidation.

      (a)	Upon a liquidation, dissolution or winding
up of the
affairs of the Trust, whether voluntary or involuntary, the Holders of each share of RP shall be entitled, whether from capital or surplus, before any assets of the Trust shall be distributed among or paid over to holders of Common Shares or any other class or series of shares of the Trust ranking junior to the RP as to liquidation payments, to be paid the amount of $50,000 per share of Series A RP, and $25,000 per share of
Series B RP and Series C RP, as the case may be, plus in the case of each series of RP an amount equal to all accumulated but unpaid dividends thereon (whether or not earned or declared) to but excluding the date of final distribution, in sameday funds. After any such payment, the Holders shall not be entitled to any further participation in any distribution of assets of the Trust, except as provided in paragraph 3(k) of this Part I of Section 12.1.
      (b)	If, upon any such liquidation, dissolution or
winding
up of the Trust, the assets of the Trust shall be insufficient to make such full payments to the Holders of shares of RP and the holders of any Preferred Shares ranking as to liquidation, dissolution or winding up on a parity with the RP, then such assets shall be distributed among the Holders of shares of each series of RP and such parity holders ratably in accordance with the respective amounts which would be payable on such shares of RP and any other such parity Preferred Shares if all amounts thereof were paid in full.


      (c)	Neither the consolidation nor the merger of the
Trust
with or into any other entity or entities nor a reorganization of the Trust alone nor the sale, lease or transfer by the Trust of all or substantially all of its assets shall be deemed to be a dissolution or liquidation of the Trust.

6.	Voting Rights.

      (a)	General. Except as otherwise provided in the
Declaration of Trust or Bylaws, each Holder of shares of RP and each record holder of Common Shares shall be entitled to one vote for each share held on each matter submitted to a vote of shareholders of the Trust, and the holders of outstanding Preferred Shares, including each series of RP, and of Common Shares shall vote together as a single class provided that, at any meeting of the shareholders of the Trust held for the election of Trustees, the holders of Preferred Shares, including each series of RP, present in person or represented by proxy at said meeting, shall be entitled, as a class, to the exclusion of the holders of all other securities and classes of capital shares of the Trust, to elect two Trustees of the Trust, each Preferred Share, including each share of each series of RP, entitling the holder thereof to one vote. Subject to paragraph 6(b) of this Part I of Section 12.1, the holders of outstanding Common Shares and Preferred Shares, including each series of RP, voting as a single class, shall elect the balance of the Trustees.
      (b)	Right to Elect Majority of Trustees. During any
period
in which any one or more of the conditions described below shall exist (such period being referred to herein as a Voting Period), the number of Trustees shall be automatically increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of Preferred Shares (including each series of RP), would constitute a majority of the Trustees as so increased by such smallest number and the holders of Preferred Shares (including each series of RP) shall be entitled, voting as a class on a onevotepershare basis (to the exclusion of the holders of all other securities and classes of capital shares of the Trust), to elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect. A Voting Period shall commence
(i)	if at any time accumulated dividends (whether or
not earned or declared, and whether or not funds
are then legally available in an amount
sufficient therefor) on the outstanding shares of
any series of RP equal to at least two full years
dividends shall be due and unpaid and sufficient
cash or securities shall not have been deposited
with the Paying Agent for the payment of such
accumulated dividends or
(ii)	if at any time holders of any Preferred Shares
other than the RP are entitled to elect a majority of the Trustees of the Trust.

Upon the termination of a Voting Period, the voting rights described in this paragraph 6(b) shall cease, subject always, however, to the revesting of such voting rights in the Holders upon the further occurrence of any of the events described in this paragraph 6(b). A Voting Period shall terminate when all dividends in arrears shall have been paid or otherwise provided for.


      (c)	Other Actions. Except as otherwise provided
herein, so
long as any shares of RP are outstanding, the Trust shall not, without the affirmative vote or consent of the Holders of at least a majority of the shares of RP outstanding at the time, in person or by proxy, either in writing or at a meeting (voting separately as one class) (i) authorize, create or issue, or increase or decrease the authorized or issued amount of, any class or series of shares of beneficial interest ranking prior to or on a parity with the RP with respect to payment of dividends or the distribution of assets on liquidation, or increase or decrease the number of authorized Preferred Shares (although the Trust may, to the extent of the amount of Preferred Shares authorized from time to time, issue additional shares of RP or other series of Preferred Shares on a parity with the RP with respect to payment of dividends and the distribution of assets on liquidation (including Preferred Shares with different dividend rates and periods) without such vote or consent) (ii) amend, alter or repeal the provisions of the Declaration of Trust and the Bylaws, including this Section 12.1, whether by merger, consolidation or otherwise, so as to affect materially and adversely any preference, right or power of such shares of RP or the Holders thereof or (iii) take any other action (including without limitation bankruptcy proceedings) which pursuant to Section 18(a)(2)(D) of the 1940 Act requires such approval by the Holders provided that (i) the issuance of not more than the 6,000 Preferred Shares presently authorized and
(ii) the creation and issuance of series of Preferred Shares ranking junior to the RP with respect to payment of dividends and the distribution of assets on liquidation, will not be deemed to affect such preferences, rights or powers unless such issuance would, at the time thereof, cause the Trust not to satisfy the 1940 Act RP Asset Coverage or the RP Basic Maintenance Amount.
      In the event of an amendment, alteration or repeal of the provisions of the Declaration of Trust or the ByLaws, whether by merger, consolidation or otherwise, so as to affect materially and adversely any preference, right or power of shares of any series of RP or the Holders thereof, the affirmative vote or consent of the Holders of at least a majority of the outstanding shares of such series, in person or by proxy, either in writing or at a meeting voting as a separate series shall be required.

      The foregoing voting provisions shall not apply with respect to shares of RP if, at or prior to the time when a vote is required, such shares of RP shall have been (i) redeemed or
(ii) called for redemption and sufficient funds (in the form of cash or Municipal Bonds rated at least P1, MIG1 or VMIG1 by Moodys and which mature prior to the redemption date) shall have been deposited in trust to effect such redemption.

      Notwithstanding the foregoing, the Trustees may, without the vote or consent of the Holders of any series of RP, from time to time amend, alter or repeal any or all of the provisions of paragraphs 12(a), 12(b), 12(c), 13(a) and 13(b) of this Part
I of Section 12.1, as well as any or all of the definitions of the terms listed below, and any such amendment, alteration or repeal will be deemed not to affect the preferences, rights or powers of shares of RP or the Holders thereof, provided the Trustees receive written confirmation from Moodys, in the case of any such action with respect to paragraphs 12(b), 12(c), 13(a) and 13(b), or from S&P, in the case of any such action with respect to paragraphs 12(a), 13(a) and 13(b), or from both Moodys and S&P, in the case of any such action with respect to the definitions of the terms listed below, that any such amendment, alteration or repeal would not impair the ratings then assigned to any series of RP by the rating agency providing such confirmation


Accountants Confirmation	Municipal Bonds
Anticipation Notes	Municipal Index
Closing Transactions	NonPayment Period Rate
Deposit Securities	Quarterly Valuation Date


Discounted
Value Forward
Commitments


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Independent Accountant	RP Basic Maintenance Amount
Initial Margin	RP Basic Maintenance Cure Date
Market Value	RP Basic Maintenance Report


Maximum Potential
Additional Dividend
Liability


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Moodys Discount Factor	S&P Hedging Transaction
Moodys Eligible Asset	S&P Exposure Period
Moodys Hedging Transaction	S&P Volatility Factor
Moodys Exposure Period	Treasury Bonds
Moodys Volatility Factor	Valuation Date
1940 Act Cure Date	Variation
Margin 1940 Act RP Asset Coverage



(d)	Voting Procedures.

(i)	As soon as practicable after the accrual of any
right of the holders of shares of Preferred
Shares (including shares of each series of RP) to
elect additional Trustees as described in
paragraph 6(b) above, the Trust shall notify the
Paying Agent and the Paying Agent shall call a
special meeting of such holders, by mailing a
notice of such special meeting to such holders,
such meeting to be held not less than 10 nor more
than 20 days after the date of mailing of such
notice. If the Trust fails to send such notice to
the Paying Agent or if the Paying Agent does not
call such a special meeting, it may be called by
any such holder on like notice. The record date
for determining the holders entitled to notice of
and to vote at such special meeting shall be the
close of business on the fifth Business Day
preceding the day on which such notice is mailed.
At any such special meeting and at each meeting
held during a Voting Period, such holders, voting
together as a class (to the exclusion of the
holders of all other securities and classes of
capital shares of the Trust), shall be entitled to
elect the number of Trustees prescribed in
paragraph 6(b) above on a onevotepershare basis.
At any such meeting or adjournment thereof in the
absence of a quorum, a majority of such holders
present in person or by proxy shall have the
power to adjourn the meeting without notice,
other than an announcement at the meeting, until a
quorum is present.
(ii)	For purposes of determining any rights of the
Holders of shares of any series of RP to vote on any matter, whether such right is created by this


Section 12.1, by the other provisions of the
Declaration of Trust or the By laws, by statute or
otherwise, no Holder of shares of any series of
RP shall be entitled to vote and no share of any
series of RP shall be deemed to be outstanding
for the purpose of voting or determining the
number of shares required to constitute a quorum
if, prior to or concurrently with the time of
determination of shares entitled to vote or
shares deemed outstanding for quorum purposes, as
the case may be, sufficient funds (in the form of
cash or Municipal Bonds rated at least Pl, MIG1
or VMIG1 by Moodys and Al+ or SP1+ by S&P and
which mature prior to the redemption date) for
the redemption of such shares have been deposited
in trust with the Paying Agent for that purpose
and the requisite Notice of Redemption with
respect to such shares shall have been given as
provided in paragraph 4 of this Part I of Section
12.1. No share of RP held by the Trust or any
affiliate of the Trust shall have any voting
rights or be deemed to be outstanding for voting
purposes.
(iii)	The terms of office of all persons who are
Trustees of the Trust at the time of a special
meeting of Holders of shares of RP and holders of
other Preferred Shares to elect Trustees shall
continue, notwithstanding the election at such
meeting by the Holders of shares of RP and such
other holders of the number of Trustees that they
are entitled to elect, and the persons so elected
by the Holders of shares of RP and such other
holders of Preferred Shares, together with the
two incumbent Trustees elected by the Holders of
shares of RP and such other holders of Preferred
Shares and the remaining incumbent Trustees
elected by the holders of the Common Shares and
Preferred Shares, shall constitute the duly
elected Trustees of the Trust.
(iv)	Simultaneously with the expiration of a Voting
Period, the terms of office of the additional
Trustees elected by the Holders of shares of RP
and holders of other Preferred Shares pursuant to
paragraph 6(b) of this Part I of Section 12.1
shall terminate, the remaining Trustees shall
constitute the Trustees of the Trust and the
voting rights of the Holders of shares of RP and
such other holders to elect additional Trustees
pursuant to paragraph 6(b) of this Part I of
Section 12.1 shall cease, subject to the
provisions of the penultimate sentence of
paragraph 6(b).
      (e)	Exclusive Remedy. Unless otherwise required by
law,
the Holders of shares of RP shall not have any relative rights or preferences or other special rights other than those specifically set forth herein. The Holders of shares of RP shall have no preemptive rights or rights to cumulative voting. In the event that the Trust fails to pay any dividends on the shares of RP, the exclusive remedy of the Holders of shares of RP shall be the right to vote for Trustees pursuant to the provisions of this paragraph 6. In no event shall the Holders of shares of RP have any right to sue for, or bring a proceeding with respect to, such dividends or redemptions or damages for the failure to receive any dividends or the proceeds of a redemption.


      (f)	Notification to Moodys and S&P. In the event a
vote of
Holders of shares of RP is required pursuant to the provisions of Section 13(a) of the 1940 Act, the Trust shall, not later than ten Business Days prior to the date on which such vote is to be taken, notify Moodys and S&P that such vote is to be taken, the nature of the action with respect to which such vote is to be taken and, not later than 10 Business Days following the vote, the results of the vote.

      7.	1940 Act RP Asset Coverage. The Trust shall
maintain, as of the last Business Day of each month in which any share of RP is outstanding, the 1940 Act RP Asset
Coverage.

8.	RP Basic Maintenance Amount.

      (a)	The Trust shall maintain, on each Valuation Date,
and
shall verify to its satisfaction that it is maintaining on such Valuation Date, S&P Eligible Assets having an aggregate Discounted Value equal to or greater than the RP Basic Maintenance Amount and Moodys Eligible Assets having an aggregate Discounted Value equal to or greater than the RP Basic Maintenance Amount. Upon any failure to maintain the required Discounted Value, the Trust will use its best efforts to alter the composition of its portfolio to reattain the RP Basic Maintenance Amount on or prior to the RP Basic Maintenance Cure Date. If, on any Valuation Date, the Trust shall have Moodys Eligible Assets with a Discounted Value which exceeds the RP Basic Maintenance Amount by not more than 5%, the Adviser shall not alter the composition of the Trusts portfolio unless it determines that such action will not cause the Trust to have Moodys Eligible Assets with a Discounted Value less than the RP Basic Maintenance Amount.
      (b)	The Trust will deliver an RP Basic Maintenance
Report
to the Remarketing Agents, the Paying Agent, Moodys and S&P as of (i) each Quarterly Valuation Date, (ii) the first day of a Special Dividend Period, and (iii) any other time when specifically requested by either Moodys or S&P, in each case at or before 500 p.m., New York City time, on the third Business
Day after such day.

      (c)	At or before 500 p.m., New York City time, on the
third Business Day after a Valuation Date on which the Trust fails to maintain Moodys Eligible Assets or S&P Eligible
Assets, as the case may be, with an aggregate Discounted Value which exceeds the RP Basic Maintenance Amount by 5% or more or to satisfy the RP Basic Maintenance Amount, the Trust shall complete and deliver to the Remarketing Agents, the Paying
Agent, Moodys and S&P an RP Basic Maintenance Report as of the date of such failure.

      (d)	At or before 500 p.m., New York City time, on the
third Business Day after a Valuation Date on which the Trust cures any failure to satisfy the RP Basic Maintenance Amount, the Trust shall complete and deliver to the Remarketing
Agents, the Paying Agent, Moodys and S&P an RP Basic
Maintenance Report as of the date of such cure.

      (e)	An RP Basic Maintenance Report or Accountants
Confirmation will be deemed to have been delivered to the Remarketing Agents, the Paying Agent, Moodys and S&P if the Remarketing Agents, the Paying Agent, Moodys and S&P receive a copy or telecopy, telex or other electronic transcription thereof and on the same day the Trust mails to the Remarketing Agents, the Paying Agent, Moodys and S&P for delivery on the next Business Day the full RP


Basic Maintenance Report. A failure by the Trust to deliver an RP Basic Maintenance Report under subparagraph (b), (c) or (d) of this paragraph 8 shall be deemed to be delivery of an RP
Basic Maintenance Report indicating that the Discounted Value for all assets of the Trust is less than the RP Basic Maintenance Amount, as of the relevant Valuation Date.

      (f)	Within ten Business Days after the date of
delivery to
the Remarketing Agents, the Paying Agent, S&P and Moodys of an
RP Basic Maintenance Report in accordance with paragraph 8(b) above relating to a Quarterly Valuation Date, the Independent Accountant will confirm in writing to the Remarketing Agents, the Paying Agent, S&P and Moodys (i) the mathematical accuracy of the calculations reflected in such Report (and, in any other RP Basic Maintenance Report that was delivered by the Trust during the quarter ending on such Quarterly Valuation Date, if any, with such RP Basic Maintenance Report to be randomly selected by the Independent Accountant) (ii) that, in such
Report (and in such randomly selected Report, if any),
(a)	the Trust determined in accordance with this Section 12.1
whether the Trust had, at such Quarterly Valuation Date (and at the Valuation Date addressed in such randomly selected Report, if any), S&P Eligible Assets of an aggregate Discounted Value at least equal to the RP Basic Maintenance Amount and Moodys Eligible Assets of an aggregate Discounted Value at least equal to the RP Basic Maintenance Amount, and (b) it has obtained confirmation from the Pricing Service that the Market Value of portfolio securities as determined by the Pricing Service equals the mean between the quoted bid and asked prices or the yield equivalent (when quotations are readily available) (iii) that the Trust has excluded from the RP Basic Maintenance Report assets not qualifying as Eligible Assets and (iv) with respect to such confirmation to Moodys, that the Trust has satisfied the requirements of paragraph 12(b) of this Part I of Section
12.1 as of the Quarterly Valuation Date (and at the Valuation Date addressed in such randomly selected Report, if any) (such confirmation is herein called the Accountants Confirmation). In preparing the Accountants Confirmation, the Independent Accountant shall be entitled to rely, without further investigation, on such interpretations of law by the Trust as may have been necessary for the Trust to perform the computations contained in the RP Basic Maintenance Report.

      (g)	Within ten Business Days after the date of
delivery
to the Remarketing Agents, the Paying Agent, S&P and Moodys of an RP Basic Maintenance Report in accordance with paragraph 8(c) above relating to any Valuation Date on which the Trust failed to satisfy the RP Basic Maintenance Amount, the Independent Accountant will provide to the Remarketing Agents, the Paying Agent, S&P and Moodys an Accountants Confirmation as to such RP Basic Maintenance Report.
      (h)	Within ten Business Days after the date of
 delivery
to the Remarketing Agents, the Paying Agent, S&P and Moodys of an RP Basic Maintenance Report in accordance with paragraph 8(d) above relating to any Valuation Date on which the Trust cured any failure to satisfy the RP Basic Maintenance Amount, the Independent Accountant will provide to the Remarketing Agents, the Paying Agent, S&P and Moodys an Accountants Confirmation as to such RP Basic Maintenance Report.

      (i)	If any Accountants Confirmation delivered
pursuant to
subparagraph (g), (h) or (i) of this paragraph 8 shows that an error was made in the RP Basic Maintenance Report for a particular Valuation Date for which such Accountants
Confirmation was required to be delivered, or shows that
a
lower
aggregate Discounted Value for the aggregate of all S&P
Eligible
Assets or Moodys Eligible Assets, as the case may be, of
the
Trust was determined by the Independent Accountant, the
calculation or determination made by such Independent
Accountant
shall be final and conclusive and shall be binding on the
Trust,
and the Trust shall accordingly amend and deliver the RP
Basic
Maintenance Report to the Remarketing Agents, the Paying
Agent,
S&P and Moodys promptly following receipt by the Trust of
such
Accountants Confirmation.
      (j)	At or before 500 p.m., New York City time,
on the
first Business Day after the Date of Original Issue of the shares of RP, the Trust will complete and deliver to Moodys and
S&P an RP Basic Maintenance Report as of the close of business on such Date of Original Issue. Within five Business
Days of
such Date of Original Issue, the Independent Accountant will provide to Moodys and S&P an Accountants Confirmation as to such
RP Basic Maintenance Report.

      (k)	At or before 500 p.m., New York City time,
on the
first Business Day following any date on which the Trust repurchases any outstanding Common Shares, the Trust will complete and deliver to Moodys and S&P an RP Basic
Maintenance
Report as of the close of business on the date of the repurchase.

9.	[RESERVED]

      10.	Restrictions on Certain Distributions.
For so long as
any share of RP is outstanding, the Trust shall not declare, pay
or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common
Shares or other shares, if any, ranking junior to the
shares of
RP as to dividends and upon liquidation) in respect of
Common
Shares or any other shares of the Trust ranking junior
to or on
a parity with the shares of RP as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any
other such junior shares or parity shares (except by
conversion
into or exchange for shares of the Trust ranking junior
to the
shares of RP as to dividends and upon liquidation),
unless (i)
full cumulative dividends on shares of RP through the
most
recent Dividend Payment Date shall have been paid or
shall have
been declared and sufficient funds for the payment
 thereof
deposited with the Paying Agent, (ii) the Trust has
redeemed the
full number of shares of RP required to be redeemed by
any
provision for mandatory redemption pertaining thereto,
(iii)
immediately after such transaction the aggregate
Discounted
Value of Moodys Eligible Assets and S&P Eligible
Assets would at
least equal the RP Basic Maintenance Amount and (iv)
the Trust
meets the applicable requirements of Section 18(a)(2)(B)
of the
1940 Act.
      11.	Notice. All notices or communications,
unless
otherwise specified in these Bylaws, shall be sufficiently given if in writing and delivered in person or mailed by firstclass mail, postage prepaid. Notice shall be deemed given on the earlier of the date received or the date seven days after which such notice is mailed.


      12.	Futures and Options Transactions Forward
Commitments.
(a) For so long as any shares of RP are rated by S&P, the
Trust
will not purchase or sell futures contracts, write, purchase
or
sell options on futures contracts or write put options (except covered put options) or call options (except covered call options) on portfolio securities unless it receives written confirmation from S&P that engaging in such transactions will not impair the rating then assigned to such shares of RP by S&P, except that the Trust may purchase or sell futures contracts based on the Bond Buyer Municipal Bond Index (the Municipal Index) or U.S. Treasury Bonds with remaining maturities often years or more (Treasury Bonds) and write, purchase or sell put and call options on such contracts (collectively S&P Hedging Transactions), subject to the following limitations
      (A)	the Trust will not engage in any S&P Hedging
Transaction based on the Municipal Index (other than transactions which terminate a futures contract or option held by the Trust by the Trusts taking an opposite position thereto (Closing Transactions)), which would cause the Trust at the time of such transaction to own or have sold
(1) 1,001 or more outstanding futures contracts based on the Municipal Index, (2) outstanding futures contracts based on the Municipal Index and on Treasury Bonds exceeding in number 25% of the quotient of the Market Value of the Trusts total assets divided by
$100,000 or (3) outstanding futures contracts based on the Municipal Index exceeding in number 10% of the average number of daily traded futures contracts based on the Municipal Index in the thirty days preceding the time of effecting such transaction as reported by The Wall Street Journal

      (B)	the Trust will not engage in any S&P Hedging
Transaction based on Treasury Bonds (other than Closing Transactions) which would cause the Trust at the time of such transaction to own or have sold (1) outstanding futures contracts based on Treasury Bonds and on the Municipal Index exceeding in number 25% of the quotient of the Market Value of the Trusts total assets divided by $100,000 or (2) outstanding futures contracts based on Treasury Bonds exceeding in number 10% of the average number of daily traded futures contracts based on Treasury Bonds in the thirty days preceding the time of effecting such transaction as reported by The Wall Street Journal

      (C)	the Trust will engage in Closing Transactions
to
close out any outstanding futures contract which the Trust owns or has sold or any outstanding option thereon owned by the Trust in the event (i) the Trust does not have S&P Eligible Assets with an aggregate Discounted Value equal to or greater than the RP Basic Maintenance Amount on two consecutive Valuation Dates and (ii) the Trust is required to pay Variation Margin on the second such Valuation Date

      (D)	the Trust will engage in a Closing Transaction
 to
close out any outstanding futures contract or option thereon in the month prior to the delivery month under the terms of such futures contract or option thereon unless the Trust holds the securities deliverable under such terms and


      (E)	when the Trust writes a futures contract or
option thereon (including a futures contract or option thereon which requires delivery of an underlying security), it will either maintain an amount of cash, cash equivalents or shortterm, fixedincome securities in a segregated account with the Trusts custodian, so that the amount so segregated plus the amount of Initial Margin and Variation
Margin held in the account of or on behalf of the Trusts broker with respect to such futures contract or option equals the Market Value of the futures contract or option, or, in the event the Trust writes a futures contract or option thereon which requires delivery of an underlying security, it shall hold such underlying security in its portfolio.

      For purposes of determining whether the Trust has S&P Eligible Assets with a Discounted Value that equals or exceeds the RP Basic Maintenance Amount, such Discounted Value shall, unless the Trust receives written confirmation from S&P to the contrary, be reduced by an amount equal to (i) 30% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on the Municipal Index which are owned by the Trust plus
(ii) 25% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on Treasury Bonds which contracts are owned by the Trust.

      (b)	For so long as any shares of RP are rated by
Moodys,
the Trust will not buy or sell futures contracts, write, purchase or sell put or call options on futures contracts or write put or call options (except covered call or put options) on portfolio securities unless it receives written confirmation from Moodys that engaging in such transactions would not impair the rating then assigned to any shares of RP by Moodys, except that the Trust may purchase or sell exchangetraded futures contracts based on the Municipal Index or Treasury Bonds and purchase, write or sell exchangetraded put options on such futures contracts and purchase, write or sell exchangetraded call options on such futures contracts (collectively Moodys Hedging Transactions), subject to the following limitations
      (A)	the Trust will not engage in any Moodys
Hedging
Transaction based on the Municipal Index (other than Closing Transactions) which would cause the Trust at the time of such transaction to own or have sold (1) outstanding futures contracts based on the Municipal Index exceeding in number 10% of the average number of daily traded futures contracts based on the Municipal Index in the thirty days preceding the time of effecting such transaction as reported by The Wall Street Journal or (2) outstanding futures contracts based on the Municipal Index having a Market Value exceeding the Market Value of Municipal Bonds constituting Moodys Eligible Assets owned by the Trust

      (B)	the Trust will not engage in any Moodys
Hedging
Transaction based on Treasury Bonds (other than Closing
Transactions) which would cause the Trust at the time of such transaction to own or have sold in the aggregate (1) outstanding futures contracts based on Treasury Bonds having an aggregate Market Value exceeding 10% of the aggregate Market Value of all Moodys Eligible Assets owned by the Trust and rated Aaa by Moodys, (2) outstanding futures contracts based on Treasury Bonds having an aggregate Market Value exceeding 50% of the aggregate
Market Value of all Moodys Eligible Assets owned by the Trust and rated Aa by Moodys (or, if not rated by Moodys but rated by S&P, rated AAA by S&P) or (3) outstanding futures contracts based on Treasury Bonds having an aggregate Market Value exceeding 90% of the aggregate
Market Value of Moodys Eligible Assets owned by the Trust and rated Baa or A by Moodys (or, if not rated by Moodys but rated by S&P, rated A or AA by S&P) (for purposes of the foregoing clauses (A) and (B), the Trust shall be deemed to own the number of futures contracts that underlie any outstanding options written by the Trust)

      (C)	the Trust will engage in Closing
Transactions to
close out any outstanding futures contract based on the Municipal Index if the amount of open interest in the Municipal Index as reported by The Wall Street Journal is less than 5,000

      (D)	the Trust will engage in a Closing
Transaction
to
close out any outstanding futures contract by no later than the fifth Business Day of the month in which such contract expires and will engage in a Closing Transaction to close out any outstanding option on a futures contract by no later than the first Business Day of the month in which such option expires

      (E)	the Trust will engage in Moodys Hedging
Transactions only with respect to futures contracts or options thereon having the next settlement date for such type of futures contract or option, or the settlement date immediately thereafter

      (F)	the Trust will not engage in options
and futures
transactions for leveraging or speculative purposes unless
Moodys shall advise the Trust that to do so would not adversely affect Moodys then current rating of the shares of RP provided, however, that the Trust will not be deemed to have engaged in a futures or options transaction for leveraging or speculative purposes so long as it has done so otherwise in accordance with this paragraph 12 and

      (G)	the Trust will not enter into an option or
futures transaction unless, after giving effect thereto, the Trust would continue to have Moodys Eligible Assets with an aggregate Discounted Value equal to or greater than the RP Basic Maintenance Amount.

      For purposes of determining whether the Trust has
Moodys
Eligible Assets with an aggregate Discounted Value that
equals
or exceeds the RP Basic Maintenance Amount, the Discounted
Value
of Moodys Eligible Assets which the Trust is obligated to
deliver or receive pursuant to an outstanding futures
contract or
option shall be as follows (unless the Trust receives
written
confirmation to the contrary from Moodys) (i) assets
subject to
call options written by the Trust which are either
exchangetraded and readily reversible or which expire
within 48
days after the date as of which such valuation is made
shall be
valued at the lesser of
(a)	Discounted Value and (b) the exercise price
of the call
option written by the Trust (ii) assets subject to call options written by the Trust not meeting the requirements of clause (i) of this sentence shall have no value (iii) assets subject to put options written by the Trust shall be valued at the lesser of (a) the exercise price and (b) the Discounted
Value of such
security and
(iv) futures contracts shall be valued at the lesser of (a) settlement price and (b) the Discounted Value of the subject security, provided that, if a contract matures within 48 days
after the date as


of which such valuation is made, where the Trust is the seller the contract may be valued at the settlement price and where the Trust is the buyer the contract may be valued at the
Discounted Value of the subject securities.

      For purposes of determining whether the Trust has
 Moodys
Eligible Assets with an aggregate Discounted Value that
equals
or exceeds the RP Basic Maintenance Amount, the following
amounts shall be added to the RP Basic Maintenance Amount
required to be maintained by the Trust under paragraph
8(a) of
this Part I of Section 12.1 (unless the Trust receives
written
confirmation to the contrary from Moodys) (i) 10% of the
exercise price of a written call option (ii) the exercise
 price
of any written put option (iii) where the Trust is the
seller
under a futures contract, 10% of the settlement price of
the
futures contract (iv) where the Trust is the purchaser
under a
futures contract, the settlement price of assets to be
purchased
under such futures contract (v) the settlement price of
the
underlying futures contract if the Trust writes put
options on a
futures contract and (vi) 105% of the Market Value of the
underlying futures contracts if the Trust writes call
options on
futures contracts and does not own the underlying contract.
      (c)	For so long as any shares of RP are
rated by Moodys,
the Trust will not enter into any contract to purchase
securities for a fixed price at a future date beyond
customary
settlement time (other than such contracts that constitute
Moodys Hedging Transactions that are permitted under
paragraph
12(b) of this Part I of Section 12.1) unless it receives
written
confirmation from Moodys that engaging in such transactions
would not impair the rating then assigned to such shares
of RP
by Moodys except that the Trust may enter into such
contracts to
purchase newly issued securities on the date such
securities are
issued (Forward Commitments), subject to the following
limitations
      (A)	the Trust will maintain in a segregated
account
with its custodian cash, cash equivalents or shortterm, fixed income securities rated Pl, MIG1 or VMIG1 by Moodys and maturing prior to the date of the Forward Commitment with a face value that equals or exceeds the amount of the Trusts obligations under any Forward Commitments to which it is from time to time a party or longterm fixed income securities with a Discounted Value that equals or exceeds the amount of the Trusts obligations under any Forward
Commitments to which it is from time to time a party and

      (B)	the Trust will not enter into a Forward
Commitment unless, after giving effect thereto, the Trust would continue to have Moodys Eligible Assets with an aggregate Discounted Value equal to or greater than the RP
Basic Maintenance Amount.

      For purposes of determining whether the Trust has Moodys
Eligible Assets with an aggregate Discounted Value that equals or exceeds the RP Basic Maintenance Amount, the Discounted
Value
of all Forward Commitments to which the Trust is a party and of all securities deliverable to the Trust pursuant to such Forward
Commitments shall be zero.

13.	Certain Other Restrictions.


      (a)	For so long as any shares of RP are outstanding,
the
Trust will not, unless it has received written confirmation from Moodys and S&P that any such action would not impair the ratings then assigned by Moodys and S&P to any shares of RP, engage in any one or more of the following transactions

(i)	borrow any money except as may be necessary for
the clearance of purchases and sales of
portfolio securities and which borrowings shall
be repaid within 60 days and not be extended or
renewed (provided that no such borrowing will be
permitted unless the Trust, after giving effect
to such borrowing, maintains Moodys Eligible
Assets and S&P Eligible Assets at least equal to
the RP Basic Maintenance Amount)
(ii)	lend portfolio securities

(iii)	designate a new Pricing Service

(iv)	engage in short sales

(v)	merge or consolidate with any other entity

(vi)	engage in reverse repurchase agreements or

(vii)	issue a class or series of shares of beneficial
interest ranking prior to or on a parity with the RP with respect to payment of dividends or the distribution of assets on liquidation.

      (b)	For so long as any shares of RP are rated
by Moodys or
S&P, the Trust shall give to Moodys or S&P, as the case may be, prompt written notice of the following circumstances

(i)	any change to the Declaration of Trust or Article 12
of the Bylaws

(ii)	any failure to declare or pay any dividend on the
shares of RP

(iii)	any mandatory or optional redemption of the shares
of RP

(iv)	any assumption of control of the Trustees by the
Holders of shares of RP pursuant to Section 6(b) of this Part I of Section 12.1

(v)	in the event the Trust shall not be a party to a
pricing services agreement and dealer quotes on assets are not available

(vi)	in the event that the Applicable Dividend Rate
equals or exceeds 95% of the applicable
Reference Rate

(vii)	any person owning of record more than 5% of the
Trusts Common Shares

(viii)	a change in Internal Revenue Service rules on
Additional Dividends relating to the
operation of the Trust and


(ix)	Putnam Investment Management, Inc. is no longer
the Trusts investment manager.

      14.	Legally Available Funds. For purposes of
 this Section
12.1, funds shall not be legally available for the payment of dividends or the redemption price with respect to any share of RP if the Trust is insolvent at the time such payment would be made or to the extent that such payment cannot be made without rendering the Trust insolvent.

           PART II
REMARKETING PROCEDURES

      The provisions of this Part II of Section 12.1 and other provisions of these Bylaws describe the procedures pursuant to which the Applicable Dividend Rate shall, except as otherwise provided in these Bylaws, be determined for any Dividend Period for any series of RP. In the event that any of the Remarketing Agents, Paying Agent, Securities Depository, Agent Members and Beneficial Owners fail for any reason to perform any of the acts or obligations to be performed by him or it as described herein, then no Holder or Beneficial Owner of any shares of such series of RP shall have any right in respect thereof against the Trust or any Trustee or officer of the Trust, and the sole obligation of the Trust in respect of the determination of the amount and the payment of any dividend shall be to pay to the Holders of such series of RP as shown on the share transfer books of the Trust from time to time dividends as determined in accordance with the terms of this Part II of Section 12.1 and any other applicable provisions of these Bylaws. Notwithstanding any provision of these Bylaws, the Trust shall have no obligation at any time to provide notice (other than to the Remarketing Agents, the Paying Agent, the Securities Depository, S&P and Moodys), or to make any payment (in respect of any dividend or otherwise), to any person other than the Holders of the shares of RP shown on the share transfer books of the Trust from time to time, and the providing of any notice or the payment of any amount to such Holders (or to such other entities) shall discharge in full for all purposes (including without limitation as against all Beneficial Owners of any shares of RP) the Trusts obligation to provide any notice or to make any payment.

      1.	Remarketing Schedule. Each Remarketing shall take
place over a twoBusiness Day period consisting of the Remarketing Date and the Settlement Date. Such dates or the method of establishing such dates shall be determined by the Trustees from time to time and until further action by the Trustees, a Remarketing Date shall occur on the last Business
Day of a Dividend Period for a series of RP (except for the last Dividend Period for such RP) and the related Settlement Date shall occur on the first Business Day of the succeeding Dividend Period.

2.	Procedure for Tendering.

      (a)	Each share of RP is subject to Tender and Dividend
Reset at the end of each Dividend Period for such RP and may be tendered in the Remarketing which commences on the Remarketing Date immediately prior to the end of the current Dividend
Period. By 900 a.m., New York City time, on each such
Remarketing Date, the Remarketing Agents shall, after canvassing the market and considering prevailing market conditions at the time for shares of such RP and similar securities, provide Beneficial Owners of such RP nonbinding indications of the


Applicable Dividend Rate for the next succeeding 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) or, if applicable, a Special Dividend Period provided that, if the Trust has designated the next Dividend Period for such RP as a Special Dividend Period, the Remarketing Agents will provide to Beneficial Owners a nonbinding indication only of the Applicable Dividend Rate for such Special Dividend Period. The actual Applicable Dividend Rate for such Dividend Period may be greater than or less than the rate per annum indicated in such nonbinding indications (but not greater than the applicable Maximum Dividend Rate). By 1200 noon, New York City time, on such Remarketing Date, each Beneficial Owner of a share of RP must notify a Remarketing Agent of its desire, on a sharebyshare basis, either to tender such share of RP at a price of $50,000 per share (in the case of Series A RP) or $25,000 per share (in the case of Series B RP or Series C RP) or to continue to hold such share for the next 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) or, if applicable, the next Special Dividend Period. Beneficial Owners who do not provide such notice shall be deemed to have elected (i) to hold all their shares of RP if each of the current Dividend Period and succeeding Dividend Period is a 28day Dividend Period (in the case of Series A RP)
or 7 day Dividend Period (in the case of Series B RP or Series C
RP) or a Special Dividend Period of 60 days or less, and (ii) to tender all their shares of RP if the current Dividend Period or succeeding Dividend Period is a Special Dividend Period of more than 60 days. Any notice given to a Remarketing Agent to tender or hold shares for a particular Dividend Period shall be irrevocable and shall not be conditioned upon the level at which the Applicable Dividend Rate is established. A Remarketing Agent may, in its sole discretion, (i) at the request of a Beneficial Owner that has tendered one or more shares to such Remarketing Agent, waive such Beneficial Owners tender, and thereby enable such Beneficial Owner to continue to hold the share or shares for the next 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) or, if applicable, a designated Special Dividend Period, as agreed to by such Beneficial Owner and such Remarketing Agent at such time, so long as such tendering Beneficial Owner has indicated to such Remarketing Agent that it would accept the new Applicable Dividend Rate for such Dividend Period, such waiver to be contingent upon the Remarketing Agents ability to remarket all shares of RP tendered in such Remarketing, and (ii) at the request of a Beneficial Owner that has elected to hold one or more of its shares of RP, waive such Beneficial Owners election with respect thereto, such waiver to be contingent upon the Remarketing Agents ability to remarket all shares of RP tendered in such Remarketing.
      (b)	The ability of each Beneficial Owner to tender
shares
of RP in a Remarketing shall be limited to the extent that (i) the Remarketing Agents conduct a Remarketing pursuant to the terms of the Remarketing Agreement, (ii) shares tendered have not been called for redemption and (iii) the Remarketing Agents are able to find a purchaser or purchasers for tendered shares of RP at an Applicable Dividend Rate for the next applicable Dividend Period that is not in excess of the Maximum Dividend Rate for such Dividend Period.

3.	Determination of Applicable Dividend Rates.

      (a)	By 300 p.m., New York City time, on each
Remarketing
Date for a series of RP, the Remarketing Agents shall determine the Applicable Dividend Rate to the nearest one thousandth
(0.001) of one percent per annum for the next 28day Dividend
Period (in the case of


Series A RP) or 7day Dividend Period (in the case of Series B
RP
or Series C RP), or, if designated, Special Dividend Period.
 The
Applicable Dividend Rate for each such Dividend Period, except as otherwise required herein, shall be the dividend rate per annum which the Remarketing Agents determine, in their sole judgment, to be the lowest rate that will enable them to remarket
on behalf of the Beneficial Owners thereof all shares of RP subject to Tender and Dividend Reset in such Remarketing and tendered to them on such Remarketing Date at a price of $50,000 per share (in the case of Series A RP) or $25,000 per share (in the case of Series B RP and Series C RP).
      (b)	For any series of RP, if no Applicable Dividend
Rate
shall have been established on a Remarketing Date in a Remarketing for the next 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP), or Special Dividend Period, if any, for any reason (other than because there are no Remarketing Agents, the Remarketing Agents are not required to conduct a Remarketing pursuant to the terms of the Remarketing Agreement or the Remarketing Agents are unable to remarket on the Remarketing
Date all shares of RP tendered (or deemed tendered) to them at a price of $50,000 per share (in the case of Series A RP) or $25,000 per share (in the case of Series B RP and Series C RP)), then the Remarketing Agents, in their sole discretion, shall, if necessary and except during a Non Payment Period, after taking into account market conditions as reflected in the prevailing yields on fixed and variable rate taxable and tax exempt debt securities and the prevailing dividend yields of fixed and variable rate preferred stock, determine the Applicable Dividend Rate that would be the rate per annum that would be the initial dividend rate fixed in an offering on such Remarketing Date, assuming in each case a comparable dividend period, issuer and security. If there is no Remarketing for such series of RP because there are no Remarketing Agents or the Remarketing
Agents are not required to conduct a Remarketing pursuant to the Remarketing Agreement or if the Remarketing Agents are unable to remarket on the Remarketing Date all shares of RP tendered (or deemed tendered) to them at a price of $50,000 per share (in the case of Series A RP) or $25,000 per share (in the case of Series B RP or Series C RP), then, except during a NonPayment Period, the Applicable Dividend Rate for the subsequent Dividend Period for RP and for each subsequent Dividend Period for RP for which no Remarketing takes place because of the foregoing shall be the applicable Maximum Dividend Rate for a 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) and the next Dividend Period for RP and each such subsequent Dividend Period shall be a 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP).
      (c)	In determining the Applicable Dividend Rate for a
series of RP, the Remarketing Agents shall, after taking into account market conditions as reflected in the prevailing yields on fixed and variable rate taxable and tax exempt debt securities and the prevailing dividend yields of fixed and variable rate preferred stock determined for the purpose of providing nonbinding indications of the Applicable Dividend Rate to Beneficial Owners and potential purchasers of shares of RP,
(i) consider the number of shares of RP tendered and the number of shares of RP potential purchasers are willing to purchase and
(ii) contact by telephone or otherwise current and potential Beneficial Owners of shares of RP subject to Tender and Dividend Reset to ascertain the dividend rates at which they would be willing to hold shares of RP.


      (d)	The Applicable Dividend Rate for each series of
 RP
shall be determined as aforesaid by the Remarketing Agents in their sole discretion (except as otherwise provided in this Section 12.1 with respect to an Applicable Dividend Rate that shall be the NonPayment Period Rate or the Maximum Dividend
Rate) and shall be conclusive and binding on Holders and Beneficial Owners.

      (e)	Except during a NonPayment Period, the Applicable
Dividend Rate for any Dividend Period for each series of RP shall not be more than the applicable Maximum Dividend Rate.

4.	Allocation of Shares Failure to Remarket at Liquidation
Preference.

      (a)	If the Remarketing Agents are unable to remarket
by
300 p.m., New York City time, on a Remarketing Date all shares of RP tendered (or deemed tendered) to them in the related Remarketing at a price of $50,000 per share (in the case of
Series A RP) or $25,000 per share (in the case of Series B RP or Series C RP), (i) each Beneficial Owner that tendered or was deemed to have tendered shares of RP for sale shall sell a number of shares of RP on a pro rata basis, to the extent practicable, or by lot, as determined by the Remarketing Agents in their sole discretion, based on the number of orders to purchase shares of RP in such Remarketing, and (ii) the
Applicable Dividend Rate for the next Dividend Period for RP, which shall be a 28day Dividend Period, shall be the Maximum Dividend Rate for such 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP).
      (b)	If the allocation procedures described above would
result in the sale of a fraction of a share of RP, the Remarketing Agents shall, in their sole discretion, round up or down the number of shares of RP sold by each Beneficial Owner on the applicable Remarketing Date so that each share sold by a Beneficial Owner shall be a whole share of RP, and the total number of shares sold equals the total number of shares purchased on such Remarketing Date.

5.	Notification of Results Settlement.

      (a)	By telephone at approximately 330 p.m., New York
 City
time, on each Remarketing Date, the Remarketing Agents shall advise each Beneficial Owner of tendered shares and each purchaser thereof (or the Agent Member thereof) (i) of the number of shares such Beneficial Owner or purchaser is to sell or purchase and (ii) to give instructions to its Agent Member to deliver such shares against payment therefor or to pay the purchase price against delivery as appropriate. The Remarketing Agents will also advise each Beneficial Owner or purchaser that is to continue to hold, or to purchase, shares with a Dividend Period beginning on the Business Day following such Remarketing Date of the Applicable Dividend Rate for such shares.

      (b)	In accordance with the Securities Depositorys
 normal
procedures, on the Settlement Date, the transactions described above with respect to each share of RP shall be executed through the Securities Depository, if the Securities Depository or its nominee holds or is to hold the certificate relating to the shares to be purchased, and the accounts of the respective Agent Members of the Securities Depository shall be debited and credited and shares delivered by book entry as necessary to effect the purchases and sales of shares of RP in the related Remarketing. Purchasers of such shares of RP shall make payment to the Paying Agent in same day funds against delivery to such purchasers or their nominees of one or more certificates representing such shares of RP, or, if the Securities Depository or its nominee holds or is to hold the certificate relating to such shares to be purchased, through their Agent Members in sameday funds to the Securities
Depository against delivery by book entry of such shares of RP through their Agent Members. The Securities Depository shall make payment in accordance with its normal procedures.
      (c)	If any Beneficial Owner selling shares of RP in a
Remarketing fails to deliver such shares, the Agent Member of such selling Beneficial Owner and of any other person that was to have purchased shares of RP in such Remarketing may deliver to any such other person a number of whole shares of RP that is less than the number of shares that otherwise was to be purchased by such person. In such event, the number of shares of RP to be so delivered shall be determined by such Agent Member. Delivery of such lesser number of shares of RP shall constitute good delivery of such number of shares.
      (d)	The Remarketing Agents, the Paying Agent and the
Securities Depository each will use its reasonable commercial efforts to meet the timing requirements set forth in paragraphs
(a)	and (b) above provided that, in the event that there is a
delay in the occurrence of any delivery or other event connected with a Remarketing, the Remarketing Agents, the Paying Agent and the Securities Depository each will use its reasonable commercial efforts to accommodate such delivery in furtherance of the Remarketing.

      (e)	Notwithstanding any of the foregoing provisions of
this paragraph 5, the Remarketing Agents may, in their sole discretion, modify the settlement procedures set forth above with respect to any Remarketing, provided any such modification does not adversely affect the Beneficial Owners or the Holders of RP or the Trust.

      (f)	Neither the Trust, the Paying Agent nor any of the
Remarketing Agents shall be obligated in any case to provide funds to make payment to a Beneficial Owner upon such Beneficial Owners tender of its shares of RP in a Remarketing, unless, in each case, such shares of RP were acquired for the account of the Trust, the Paying Agent or any of the Remarketing Agents, as the case may be.

      6.	Purchase of Shares of RP by Remarketing Agents.
The
Remarketing Agents may purchase for their own account shares of RP in a Remarketing, provided that they purchase all tendered (or deemed tendered) shares of RP not sold in such Remarketing to other purchasers. If the Remarketing Agents hold shares of RP for their own account upon completion of a Remarketing, they must establish an Applicable Dividend Rate with respect to such shares in such Remarketing that is not higher than the Applicable Dividend Rate that would have been established if the Remarketing Agents did not hold or had not purchased such shares. Except as provided in the first sentence of this paragraph 6, the Remarketing Agents shall not be obligated to purchase any shares of RP that would otherwise remain unsold in a Remarketing. If the Remarketing Agents hold for their own account any shares of RP subject to a Remarketing immediately prior to such Remarketing and if all other shares subject to such Remarketing and tendered for sale by other Beneficial Owners of shares of RP (including circumstances where any of the Remarketing Agents hold such shares as nominee) have been sold in such Remarketing, then the Remarketing Agents may sell such number of their shares in such Remarketing as there are outstanding orders to purchase that have not been filled by shares tendered for sale by other Beneficial Owners.

      7.	Applicable Dividend Rate During a NonPayment
Period.
So long as a Non Payment Period for any series of RP shall continue, paragraphs 1, 2, 3, 4, 5 and 6 of this Part II of
Section 12.1 shall not be applicable to any of the shares of all series of RP and the shares of all series of RP shall not be subject to Tender and Dividend Reset.

      8.	Transfers. Unless the Trust has elected, during a
NonPayment Period, to waive this requirement, ownership of shares of RP will be maintained in book entry form by the Securities Depository, for the account of a designated Agent
Member which, in turn, shall maintain records of such purchasers beneficial ownership.

9.	Miscellaneous.

      (a)	To the extent permitted by applicable law, the
Trustees may interpret or adjust the provisions hereof to resolve any inconsistency or ambiguity, or to remedy any formal defect.

      (b)	Notwithstanding any provision of these Bylaws, (i)
no
Remarketing Agent, Paying Agent, Securities Depository or Agent Member shall have any obligation in respect of any person having any interest in any share of RP other than the Beneficial Owner thereof, and the Paying Agent shall have no obligation to record any transfer of beneficial ownership in any share unless and until it shall have received proper notice and evidence of such transfer and the right of the transferee in accordance with its procedures in effect from time to time, and (ii) the record books of the Trust as kept by the Paying Agent shall be conclusive as to who is the Holder of any share of RP and as to the number of shares of RP held from time to time by any Holder, and the Trust shall have no obligation in respect of any share of RP to any person other than such Holder.

10.	Securities Depository Share Certificates.

      (a)	If there is a Securities Depository, one
certificate
for all of the shares of each series of RP shall be issued to the Securities Depository and registered in the name of the Securities Depository or its nominee. Any such certificate shall bear a legend to the effect that such certificate is
issued subject to the provisions contained in this Section
12.1. Unless the Trust shall have elected, during a NonPayment Period, to waive this requirement, the Trust will also issue stoptransfer instructions to this effect to the Paying Agent for the shares of RP. Except as provided in paragraph (b)
below, the Securities Depository or its nominee will be the Holder, and no Beneficial Owner shall receive certificates representing its ownership interest in such shares.
      (b)	If the Applicable Dividend Rate applicable to all
shares of any series of RP shall be the NonPayment Period Rate or there is no Securities Depository, the Trust may at its option issue one or more new certificates with respect to such shares (without the legend referred to in paragraph 10(a) of this Part II of Section 12.1) registered in the names of the Beneficial Owners or their nominees and rescind the stoptransfer instructions referred to in paragraph 10(a) of this Part II of Section 12.1 with respect to such shares.




ARTICLE 13
Advance Notice Provisions

      13.1	Advance Notice of Shareholder Nominations of
Trustees
and Other Shareholder Proposals. Except as otherwise provided in Article 16 of these Bylaws, the matters to be considered and brought before any meeting of Shareholders shall be limited to only such matters, including the nomination and election of Trustees, as shall be brought properly before such meeting in compliance with the procedures set forth in this Section 13.1. Only persons who are nominated in accordance with the following procedures, other than persons nominated by the Board of Trustees, shall be eligible for election as Trustees, and no proposal to fix the number of Trustees shall be considered at or brought before a meeting of Shareholders or otherwise transacted unless notice is provided in accordance with the following procedures, except as may be otherwise provided in the Bylaws with respect to the right of holders of Preferred Shares, if any, of the Trust to nominate and elect a specified number of Trustees in certain circumstances.
      (a)	Shareholder Nominations for Trustee and Other
Shareholder Proposals for Meetings of Shareholders.

      (1)	For any matter to be properly brought before a
meeting of Shareholders, the matter must be (i) specified in the notice of meeting given by or at the direction of the Trustees pursuant to Article V,
Section 2 of the Declaration of Trust, (ii) brought before the meeting by or at the direction of the Trustees (or any duly authorized committee thereof) or the Chair of the Trustees or (iii) brought before the meeting by any Shareholder of the Trust who was a Shareholder of record (1) at the time the notice provided for in this Section 13.1 is delivered to the Clerk of the Trust, (2) at the record date for the meeting and (3) at the time of the meeting, who is entitled to vote at the meeting on the nomination or proposal for which the Shareholder has provided notice prior to such meeting in accordance with this Article
13, and who complies with the notice procedures set forth in subparagraph (2) of this paragraph (a) of this Section 13.1 and the other requirements of this
Article 13. If the Shareholder ceases to be a holder of record of Shares, or if the beneficial owner ceases to be the beneficial owner of Shares to the extent the record owner and beneficial owner are not the same person, entitled to vote at such meeting on the nomination or proposal for which the Shareholder has provided notice prior to such meeting in accordance with this Article 13, the Shareholders proposal shall automatically be withdrawn from consideration at the meeting.


      (2)	For such matter to be properly brought before
a meeting by a Shareholder pursuant to clause (iii) of subparagraph (1) of paragraph (a) of this Section
13.1, the Shareholder must have given timely notice thereof in writing to the Clerk of the Trust in accordance with paragraph (b) of this Section 13.1.
The Shareholders notice shall contain, at a minimum, the required information set forth in paragraph (c) of this Section 13.1.

(b)	Timely Notice.

      (1)	Annual Meeting. To be timely, a Shareholders
notice required by subparagraph (2) of paragraph (a)
of this Section 13.1 in respect of an annual meeting
or a special meeting in lieu of an annual meeting
(each, an Annual Meeting) shall be delivered to the
Clerk at the principal executive offices of the Trust
not less than sixty (60) nor more than ninety (90)
days prior to the anniversary date of the immediately preceding Annual Meeting provided, however, if and only if the Annual Meeting is not scheduled to be held
on a date that is within thirty (30) days before or
after such anniversary date, notice by the Shareholder
in order to be timely must be so received no later
than the close of business on the tenth (10th) day
following the earlier of the date on which notice of
the date of the annual meeting was first mailed to Shareholders and the date on which the date of the
Annual Meeting was publicly announced or disclosed.
      (2)	 Special Meeting (Other than Special
Meeting in
Lieu of Annual Meeting). To be timely, a Shareholders
notice required by subparagraph (2) of paragraph (a)
of this Section 13.1 in respect of a special meeting
shall be delivered to the Clerk at the principal
executive offices of the Trust not later than the
close of business on the tenth (10th) day following
the earlier of the date on which notice of the date of
the special meeting was first mailed to Shareholders
and the date on which the date of the special meeting
was publicly announced or disclosed.
      (3)	General. In no event shall one or more
adjournments or postponements (or public announcements thereof) of a meeting of Shareholders commence a new time period (or extend any time period) for the giving of a Shareholders notice as described in this paragraph (b) of this Section 13.1.

      (4)	Publicly Announced or Disclosed. For
purposes
of this Section 13.1, a matter shall be deemed to have
been publicly announced or disclosed if such matter is
disclosed in a press release reported by the Dow Jones
News Service, Associated Press or comparable national
news service, in a document publicly filed by the
Trust with the Securities Exchange Commission, or on a
website accessible to the public maintained by the
Trust or its investment adviser or an affiliate of
such investment adviser with respect to the Trust.
(c)	Content of Shareholders Notice.


      (1)	Shareholder Nominations and Proposals
 to Fix
the Number of Trustees. Any Shareholder desiring to
nominate any person or persons (as the case may be)
for election as a Trustee or Trustees of the Trust
shall set forth in the Shareholders notice required by
this Section 13.1 as to each person, if any, whom the
Shareholder proposes to nominate for election or
reelection as a Trustee (i) the persons name, age,
date of birth, business address, residence address and
nationality (ii) any other information regarding the
person required by each of paragraphs (a), (d), (e)
and (f) of Item 401 of Regulation SK and paragraph (b)
of Item 22 of Rule 14a101 (Schedule 14A) under the
Exchange Act (iii) any other information regarding the
person that would be required to be disclosed in a
proxy statement or other filings required to be made in
connection with solicitation of proxies for election
of Trustees or directors pursuant to Section 14 of the
Exchange Act and the rules and regulations promulgated
thereunder (iv) whether the Shareholder believes the
person is or will be an interested person of the Trust
(as defined in the 1940 Act) and, if not an interested
person, information regarding the person that will be
sufficient for the Trust to make such determination
(v) the written consent of the person to being named
as a nominee and to serve as a Trustee if elected and
(vi) the class or series and number of all Shares
owned beneficially and of record by the person. Any
Shareholders notice required by this Section 13.1 in
respect of a proposal to fix the number of Trustees
shall also set forth a description and the text of the
proposal, which description and text shall state a
fixed number of Trustees that otherwise complies with
the Bylaws and the Declaration of Trust, and shall be
accompanied by a written statement as to why the
Shareholder believes that the proposal to fix the
number of Trustees at the specified number is in the
best interests of Shareholders.
      (2)	Other Proposals. Any Shareholder desiring
to
propose any matter at a Shareholders meeting, other
than the nomination of one or more persons for the
election of Trustee or Trustees or a proposal to fix
the number of Trustees (which shall be subject to the
provisions of subparagraph (1) of paragraph (c) of
this Section 13.1) shall set forth in the Shareholders
notice required by this Section
13.1 (i) the exact text of the proposal to be
presented (ii) a brief written statement of the reasons
why such Shareholder favors the proposal and (iii) a
brief written statement why the proposal is in the
best interests of Shareholders.
      (3)	General Requirements. Without limiting
the
foregoing, any Shareholder who gives a Shareholders notice of any matter proposed to be brought before a Shareholder meeting (whether or not involving nominees for Trustees) as required by this Section 13.1 shall set forth in such Shareholders notice, (i) the name and address of the Shareholder, as it appears on the Trusts books (ii) the class or series and number of all Shares owned beneficially and of record by the Shareholder (or by each of the record owner and beneficial owner if not the same person, identifying the name and address of each) (iii) any material interest of such Shareholder in the matter proposed
(other than as a Shareholder)
(iv) if the proposal involves nominee(s) for Trustees, a description of all arrangements or understandings between the Shareholder and each proposed nominee and any other person or persons (including
their names) pursuant to which the nomination(s) are
to be made by the Shareholder (v) a representation
that the Shareholder intends to appear in person or by
proxy at the meeting to act on the matter(s) proposed
(vi) any other information relating to the Shareholder
that would be required to be disclosed in a proxy
statement or other filings required to be made in
connection with solicitation of proxies with respect
to the matter(s) proposed pursuant to Section 14 of
the Exchange Act and the rules and regulations
promulgated thereunder (vii) to the extent known by
the Shareholder giving notice, the name and address of
any other Shareholder supporting the proposed nominee
or other proposal and (viii) in the case of a
beneficial owner, evidence establishing such
beneficial owners indirect ownership of, and
entitlement to vote, Shares at the meeting of
Shareholders. As used in this Section 13.1, Shares
beneficially owned shall mean all Shares which such
person is deemed to beneficially own pursuant to Rules
13d3 and 13d5 under the Exchange Act. The Shareholder
shall also provide such other information as the Board
of Trustees may reasonably request in order to assess
whether the matter is a proper matter for Shareholder
consideration and determine a position with respect to
such proposal.
      (4)	Beneficial Owner. If the record owner and
the
beneficial owner of the Shares are not the same person,
the Shareholder shall also provide the information
called for by clauses (iii), (iv), (v), (vi) and (vii)
of subparagraph (3) of paragraph
(c)	of this Section 13.1 in respect of the beneficial
owner of such Shares.

      (d)	Attendance at Meeting. Notwithstanding the
foregoing provisions of this Article 13, unless otherwise
required by the Declaration or Trust or applicable law, if
the Shareholder who has provided the notice prescribed in
paragraph (b) of this Section 13.1 does not appear at the
meeting to present in person the nominations or other
proposals that were the subject of such notice, any such
nomination or nominations shall not be acted on and any
proposal or proposals shall not be transacted.
      (e)	Authority to Determine Compliance with
 Procedures.
The person presiding at any meeting of Shareholders, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall have the power and duty to (i) determine whether a nomination or proposal was made in compliance with the procedures set forth in this Article 13 and elsewhere in the Bylaws and in the Declaration of Trust and (ii) if any nomination or proposal is not so in compliance to declare that such nomination or proposal shall be disregarded.

ARTICLE 14
Amendments to the Bylaws

      14.1 General. These Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office.
These Bylaws may not be amended by Shareholders.


ARTICLE 15
Claims

      15.1 Shareholder Claims. As used herein, a direct Shareholder claim shall refer to (i) a claim based upon alleged violations of a Shareholders individual rights independent of any harm to the Trust, including a Shareholders voting rights under Article 10, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the Shareholder and independent of any harm to the Trust and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any claim asserted by a Shareholder that is not a direct Shareholder claim, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, shall be considered a derivative claim as used herein.

ARTICLE 16
Control Share Acquisitions

      16.1	Certain Definitions. As used in this
Article 16,
the following terms have the meanings specified below

      (a)	Associate means, with respect to any Person,
any
person who directly or indirectly controls or is controlled by, or is under common control with, such Person, control, as used in this definition meaning the possession, direct or indirect, of the power to direct or cause the direction of the management or policies of a Person, whether through the ownership of voting securities, by contract or otherwise any corporation or organization of which such Person is an officer, director or partner or in which such Person performs a similar function any direct or indirect Beneficial Owner of ten percent (10%) or more of any class of equity securities of such Person any trust or estate in which such Person has a beneficial interest not represented by transferable shares or as to which such Person serves as trustee or in a similar fiduciary capacity any relative or spouse of such Person, or any relative of such spouse, any one of whom has the same residence as such Person or who is a Trustee or officer of the Trust or any of its affiliates any person who is acting or intends to act jointly or in concert with such Person in a Control Share Acquisition and any affiliated person of such Person, as such term is defined in Section 2(a)(3) of the 1940 Act.

      (b)	Beneficial Ownership or Beneficially Owned
means
the sole or shared power to dispose or direct the disposition of Shares or the sole or shared power to vote or to direct the voting of Shares, whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise. A Person shall not be deemed to be a Beneficial Owner of Shares as to which such Person may exercise voting power solely by virtue of a revocable proxy conferring the right to vote.
A
member of a national securities exchange shall not be deemed to be a Beneficial Owner of Shares held directly or indirectly by it on behalf of another Person solely because such member is the record holder of such securities and, pursuant to the rules of such exchange, may direct the vote of such Shares, without instruction, on other than contested matters or matters that may affect substantially the rights or privileges of the holders of the Shares to be voted but is otherwise precluded by the rules of such exchange from voting without instructions.

      (c)(1) Control Share Acquisition means the acquisition by any Person of Beneficial Ownership of Shares, other than remarketed preferred shares of a series existing as of September 18, 2020 (Existing Preferred Shares), which, but for the provisions of this Article 16, would have voting rights and which, when added to all other Shares
Beneficially Owned by such Person (excluding Existing Preferred Shares but including Shares otherwise included in the categories enumerated in Section 16.1(c)(2)(i) through
(vi) below), would entitle such Person, upon acquisition of such Shares, to vote or direct the voting of Shares having voting power in the election of Trustees (except for elections of Trustees by preferred shareholders of the
Trust voting as a separate class) within any of the
following ranges of such voting power
(i)	Onetenth or more, but less than onefifth of all voting
power
(ii)	Onefifth or more, but less than onethird of all voting
power
(ii) Onethird or more, but less than a majority of all voting power or
(iv) A majority or more of all voting power.
      Subject to Section 16.1(c)(2) below, with respect to any Control Share Acquisition by a Person, the following Shares, other than any Existing Preferred Shares, shall be deemed to have been acquired in the same Control Share Acquisition for purposes of this Article 16 (a) all Shares the Beneficial Ownership of which is acquired by such Person within ninety (90) days before the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share Acquisition and all Shares the Beneficial Ownership of which was acquired by such Person pursuant to a plan to make a Control Share Acquisition and (b) all Shares the Beneficial Ownership of which is acquired by such Person within the range of voting power (specified in this Section 16.1(c)(1)) to which the Control Share Acquisition is subject at any time after the date on which such Person makes an acquisition of Beneficial Ownership of Shares that results in such Control Share Acquisition but prior to the authorization by Shareholders of such Persons voting rights with respect to such Control Share Acquisition in accordance with Section 16.4 of this
Article 16.

      (2)	A Control Share Acquisition shall not include
the
acquisition of Beneficial Ownership of Shares acquired
(i)	before September 18, 2020, provided, for the
avoidance of doubt, that Shares acquired before
September 18, 2020 shall, pursuant to Section
16.1(c)(1) above, be added to Shares the Beneficial
Ownership of which is acquired after September 18, 2020
for purposes of determining whether a Control Share
Acquisition has taken place or will take place
following September 18, 2020
(ii)	pursuant to a contract to acquire Shares existing
before September 18, 2020
(iii)	by will or pursuant to the laws of descent and
distribution


(iv)	pursuant to the satisfaction of a pledge or other
security interest created in good faith and not for
the purpose of circumventing the provisions of this
Article 16
(v)	pursuant to a tender offer, merger or
consolidation, but only if such tender offer, merger
or consolidation is pursuant to an agreement to which
the Trust is a party and has been approved by such
proportion of the Board of Trustees and/or
Shareholders of the Trust as is required pursuant to
the Declaration of Trust or Bylaws or
(vi)	through any other transaction that is declared
to be exempt from the provisions of this Article
16 by vote of a majority of the Board of Trustees,
whether such vote is taken before, at the time of
or after such transaction.
      (3)	The acquisition of Beneficial Ownership of
Shares
does not constitute a Control Share Acquisition if the acquisition is made by a Person whose voting rights with respect to Shares were previously authorized by the Shareholders of the Trust in compliance with this Article
16, unless such acquisition, when added to all other Shares
Beneficially Owned by the Person making such acquisition, other than any Existing Preferred Shares, would entitle such acquiring Person to vote or direct the voting of Shares having voting power in the election of Trustees in excess of the range of voting power within which all Shares
Beneficially Owned by such Person whose voting rights were previously so authorized had voting power immediately following such authorization.

      (d)	Control Share Acquisition Statement means a
statement satisfying the requirements of Section 16.2 below.

(e)	Interested Shares means Shares that are Beneficially
Owned by
(i)	any Person who has acquired or proposes to acquire
Beneficial Ownership of Shares in a Control Share
Acquisition
(ii)	any officer of the Trust or
(iii)	any employee of the Trust or the Trusts
investment adviser who is also a Trustee of the Trust.
      For the avoidance of doubt, any Person whose voting rights in connection with a Control Share Acquisition are subject to a Shareholder vote at a meeting of Shareholders pursuant to Section 16.3 shall be deemed to hold Interested Shares with respect to any Shareholder vote at such meeting on voting rights in connection with a Control Share Acquisition by any other Person.

      (f)	Person means any individual, corporation,
partnership, unincorporated association or other entity, and includes any Associate of such Person.

      16.2	Delivery of Control Share Acquisition
Statement.
Any
Person who has made a Control Share Acquisition or has made a bona fide written offer to make a Control Share


Acquisition may deliver a Control Share Acquisition Statement to
the Clerk of the Trust at the principal executive offices of the
Trust personally or by certified mail. The Control Share Acquisition Statement shall set forth all of the following
(i)	the identity/identities of such Person who
intends/intend to acquire or has/have acquired
Beneficial Ownership of Shares
(ii)	a statement that such Control Share Acquisition
Statement is being made and delivered pursuant to the
provisions of this Article 16
(iii)	the number and class or series of Shares
Beneficially Owned by such Person prior to the Control
Share Acquisition
(iv)	the number and class or series of Shares acquired
or proposed to be acquired by such Person pursuant to
the Control Share Acquisition and the range of voting
power to which the Control Share Acquisition is or, if consummated, would be subject pursuant to the provisions of Section 16.1(c)(1) above
(v)	a description of the terms and conditions of the
proposed or completed Control Share Acquisition,
including but not limited to the prices paid by such
Person in the Control Share Acquisition and the dates
upon which the Shares were acquired or are planned to
be acquired and
(vi)	if the Control Share Acquisition has not been
completed, representations by such Person that such
Control Share Acquisition, if consummated, will not be
contrary to law, and that such Person has the financial
capacity to consummate the proposed Control Share
Acquisition, together with a statement in reasonable
detail of the material facts upon which such
representation is based.
      16.3	Meeting of Shareholders. (a) If the Person
delivering a
Control Share Acquisition Statement so demands in writing contemporaneously with the delivery of such Control Share Acquisition Statement, consideration of the voting rights to be authorized for the Shares acquired or proposed to be acquired in the Control Share Acquisition shall be presented at the next meeting of the Trusts Shareholders notice of which has not been given prior to the receipt by the Trust of the Control Share Acquisition Statement, whether such meeting is an annual meeting, special meeting in lieu of an annual meeting or special meeting (and provided that the Board of Trustees shall have no obligation to call such a meeting for the sole purpose of considering the voting rights in connection with a Control Share Acquisition). A demand delivered pursuant to the preceding sentence shall not be considered a notice of Shareholder proposal for purposes of Article 13, Section 13.1 of these Bylaws and shall not be subject to the associated informational requirements or deadlines. Such demand shall not be effective unless accompanied by an undertaking by the Person making such demand to pay, if requested by the Trust, the reasonable expenses incurred by the Trust arising from or relating to the consideration of the voting rights of such Person at a Shareholder meeting, but not including the expenses of the Trust incurred in opposing a vote to authorize voting rights for the Shares acquired or proposed to be acquired in the Control Share Acquisition. The Trust shall have no obligation to, but may, include the consideration of voting rights for the Shares acquired or proposed to be acquired in a Control Share Acquisition in its own proxy statement for any Shareholder meeting. The Trustees may require the acquiring Person to give bond, with sufficient surety, or may require such Person to deposit cash in escrow to reasonably assure the Trust that this undertaking will be satisfied. For the avoidance of doubt, a demand delivered pursuant to this Section shall be limited to the consideration of the voting rights to be authorized for only those Shares acquired within the range of voting power to which the Control Share Acquisition is subject pursuant to the provisions of Section 16.1(c)(1) above, and any Shares acquired in excess of such range shall constitute a separate Control Share Acquisition with respect to the next range of voting power and, therefore, shall be treated separately for purposes of applying the provisions of this Article 16.

      (b) The notice to the Shareholders of the Trust of any annual meeting, special meeting in lieu of an annual meeting or special meeting at which the voting rights to be accorded Shares acquired or proposed to be acquired in a Control Share Acquisition are to be considered shall be directed to all Shareholders of record of the Trust entitled to vote on such matter as of the record date set for such meeting. Such notice may include or be accompanied by a copy of the Control Share Acquisition Statement received by the Trust pursuant to this
Article 16, and such other information as the Trust deems appropriate.

      (c)	A Person whose voting rights with respect to
Shares
acquired in a Control Share Acquisition are considered at a meeting of Shareholders of the Trust with respect to one of the four ownership thresholds specified in Section 16.1(c)(1) above and not approved may not demand Shareholder consideration of its voting rights in connection with a Control Share Acquisition with respect to the same ownership threshold at any subsequent Shareholder meeting held within two calendar years of the initial meeting at which such Persons voting rights were considered with respect to such threshold, and, for the avoidance of doubt, such Person shall not have voting rights with respect to such Shares except to the extent approved at a future meeting held after the expiration of such twoyear period and, after the expiration of such twoyear period, such Person may deliver a Control Share Acquisition Statement (in accordance with Section 16.2 above) with respect to such Shares (and/or any other Shares acquired in a Control Share Acquisition with respect to the same ownership threshold) and may demand Shareholder consideration of the voting rights to be authorized for such Shares (in accordance with Section 16.3(a) above).

      16.4	Authorization of Voting Rights. The Person who
has
acquired Beneficial Ownership of Shares in a Control Share Acquisition shall have the same voting rights with respect to those Shares as the Beneficial Owners of all other Shares of the
same class or series of the Trust only to the extent authorized by vote of Shareholders of the Trust at an annual meeting, special meeting in lieu of an annual meeting or special meeting at which such authorization is considered pursuant to Section 16.3(a) above. At any such meeting, such authorization shall be
considered prior to any other matter that is subject to a Shareholder vote, and such authorization shall require the affirmative vote of the holders of a majority of the Shares entitled to vote generally in the election of Trustees, excluding Interested Shares. For the avoidance of doubt, Interested Shares shall be treated in the same manner in connection with such authorization as Shares acquired in a Control Share Acquisition for which no authorization is approved by Shareholders, as provided in the following sentence. If no such vote is adopted, (a) the Beneficial Owner of such Shares acquired in a Control Share Acquisition shall not have power to vote such Shares on any matters listed in Article V, Section
1 of the Declaration of Trust, such Shares held by such Beneficial Owner shall not be entitled to the voting power set forth in Article V, Section 1 of the Declaration of Trust and the Beneficial Owner of such Shares shall not otherwise have voting rights with respect to such Shares with respect to any matter pursuant to these Bylaws or the Declaration of Trust, and (b) such Shares shall not be considered entitled to vote for purposes of determining quorum pursuant to Article V, Section 3 of the Declaration of Trust and shall not be considered present and entitled to vote with respect to any adjournment within the meaning of Article 10, Section 10.2 of these Bylaws. Such Shares shall have power to vote (including the voting power prescribed in the Declaration of Trust), be entitled to vote and be present and entitled to vote upon transfer of Beneficial Ownership of such Shares to another Person unless such transfer constitutes a Control Share Acquisition by the acquirer, in which event the ability of the acquirer to vote such Shares shall be subject to the provisions of this Article 16.

      16.5	Persons Required to Provide Information
Interpretation.
(a) Each Person who owns Shares either beneficially or of record shall provide to the Trust such information as the Trust may request as is necessary for the Trust to apply the provisions in this Article 16.

      (b) Upon approval by a majority of the Board of Trustees, the Board of Trustees may adopt policies, procedures or resolutions to supply any omission, cure any ambiguity or correct or supplement any defective or inconsistent provisions contained in this Article 16. Any interpretation of any term or provision contained in this Article 16 made by the Trustees in good faith shall be conclusive and binding upon all Shareholders of the Trust.


Of the amendments below, only the amendments to Article 12 remain current. Apart from the amendments to Article 12, all other amendments have been superseded by the Amended and Restated Bylaws of Putnam Municipal Opportunities Trust dated as of September 18, 2020.

PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment No. 1 to Amended and
Restated Bylaws

      WHEREAS, Section 12.1, Part I, paragraph 6(c), of the Bylaws (the Bylaws) of Putnam Municipal Opportunities Trust (the Trust) permits the Trustees of the Trust (the Trustees) to amend, alter or repeal certain provisions of the Bylaws, subject to written confirmation from Standard & Poors Rating Services (S&P) and Moodys Investor Services, Inc. (Moodys) that such amendment, alteration or repeal will not affect the ratings then assigned to the Trusts outstanding Remarketed Preferred Shares (RP terms used without definition in this amendment have the respective meanings ascribed to them in the Bylaws)
      WHEREAS, the Trustees desire to amend Section 12.1,
Part I, paragraph 12 of the Bylaws

      WHEREAS, Moodys and S&P have confirmed to the Trust that such amendment will not impair its ratings of outstanding RP

NOW, THEREFORE, the Bylaws are hereby amended as follows

Section 12.1, Part I, paragraph 12 is amended and restated to read in full as follows

12.	Futures and Options Transactions Forward Commitments.
(a)
For so long as any shares of RP are rated by S&P, the Trust
will
not purchase or sell futures contracts, write, purchase or
sell
options on futures contracts or write put options (except covered put options) or call options (except covered call options) on portfolio securities unless it receives written confirmation from S&P that engaging in such transactions will not impair the rating then assigned to such shares of RP by S&P, except that the Trust may purchase or sell futures contracts based on the Bond Buyer Municipal Bond Index (the Municipal Index) or on U.S. Treasury Bonds, Bills or Notes (Treasury Futures) and write, purchase or sell put and call options on such contracts (collectively S&P Hedging Transactions), subject to the following limitations
(A)	the Trust will not engage in any S&P Hedging
Transactions based on the Municipal Index (other than transactions which terminate a futures contract or option held by the Trust by the Trusts taking an opposition position thereto (Closing Transactions)), which would cause the Trust at the time of such transaction to own or have sold (1) 1,001 or more outstanding futures contracts based on the Municipal Index,
(2) outstanding futures contracts based on the Municipal
Index exceeding in number 25% of the quotient of the Market Value of the Trusts total assets divided by $100,000 or (3) outstanding futures contracts based on the Municipal Index exceeding in number 10% of the average daily open interest in futures contracts based on the Municipal Index in the thirty days preceding the time of effecting such transaction as reported by The Wall Street Journal

(B)	the Trust will not engage in any S&P Hedging
Transaction based on Treasury Futures (other than Closing Transactions) which would cause the Trust at the time of such transaction to own or have sold (1) outstanding futures contracts based on Treasury Futures exceeding in number 50% of the quotient of the Market Value of the Trusts total assets divided by $100,000 ($200,000 in the case of futures on the two year Treasury Note and $1,000,000 in the case of futures on Treasury Bills) or (2) outstanding futures contracts based on a particular Treasury instrument exceeding in number 10% of the average daily open interest in such futures contracts in the thirty days preceding the time of effecting such transaction as reported by The Wall Street Journal

(C)	the Trust will engage in Closing Transactions to
close
out any outstanding futures contracts which the Trust owns or has sold or any outstanding option thereon owned by the Trust in the event (1) the Trust does not have S&P Eligible
Assets with an aggregate Discounted Value equal to or greater than the RP Basic Maintenance Amount on two consecutive Valuation Dates and (2) the Trust is required to pay Variation Margin on the second such Valuation Date and

(D)	when the Trust engages in an S&P Hedging Transaction,
it will maintain an amount of cash, cash equivalents or shortterm, money market securities or longer term fixed income obligations rated, in the case of longer term securities, at least A in a segregated account with the Trusts custodian, so that the amount so segregated plus the amount of Initial Margin and Variation Margin held in the account of or on behalf of the Trusts broker with respect to such futures contract or option equals the following

Writing covered call options on futures

the higher of the Market Value of the
instruments underlying the options contract or the strike price of the options contract.

Writing covered put options on futures

the strike price of the options contract.

Buying futures

the Trusts purchase obligation under the futures contract.

Selling futures

the higher of the Market Value of the instruments or index underlying the futures contract and the market price at which the futures will settle at expiration.


      For purposes of determining whether the Trust has S&P Eligible Assets with a Discounted Value that equals or exceeds the RP Basic Maintenance Amount, amounts deposited as Initial Margin and, for futures contracts only, Variation Margin shall not constitute S&P Eligible Assets and securities held in the segregated account contemplated by paragraph 12 (a)
(D) above shall have the following Discount Factors.

Type Of Contract	Discounted Value
Of Segregated Securities

Writing covered call options on futures

The Discounted Value of segregated securities is equal to the lower of the strike price of the option or the Discounted Value of the segregated securities.

Writing covered put options on futures

The Discounted Value of segregated securities is equal to the lower of the Discounted Value of the segregated securities and the Trusts purchase obligation.

Futures	The Discounted Value of segregated securities is
determined by reference to the S&P Exposure
Period from the date of calculation to the contract expiration date.

(b)	For so long as any shares of RP are rated by Moodys,
the Trust
will not buy or sell futures contracts, write, purchase or sell put or call options on futures contracts or write put or call options (except covered call or put options) on portfolio securities unless it receives written confirmation from Moodys that engaging in such transactions would not impair the rating then assigned to any shares of RP by Moodys, except that the Trust may purchase or sell exchange traded futures contracts based on the Municipal Index or Treasury Futures and purchase, write or sell exchangetraded put options on such futures contracts and purchase, write or sell exchange traded call options on such futures contracts (collectively Moodys Hedging Transactions), subject to the following limitations

(A)	the Trust will not engage in any Moodys Hedging
Transaction based on the Municipal Index (other than Closing Transactions) which would cause the Trust at the time of such transaction to own or have sold outstanding futures contracts based on the Municipal Index exceeding in number 10% of the average number of daily traded futures contracts based on the Municipal Index in the thirty days preceding the time of effecting such transaction as reported by The Wall Street Journal

(B)	the Trust will engage in Closing Transactions to
close
out any outstanding futures contract based on the Municipal
Index if the amount of open interest in the Municipal Index as reported by The Wall Street Journal is less than 5,000


(C)	the Trust will not enter into an option or futures
transaction unless, after giving effect thereto, the Trust would continue to have Moodys Eligible Assets with an aggregate Discounted Value equal to or greater than the RP
Basic Maintenance Amount and

(D)	when the Trust engages in a Moodys Hedging
Transaction, it will maintain an amount of cash, cash equivalents or shortterm, money market securities or longer term fixed income obligations rated, in the case of longer term obligations, at least A2 in a segregated account with the Trusts custodian, so that the amount so segregated plus the amount of Initial Margin and Variation
Margin held in the account of or on behalf of the Trusts broker with respect to such futures contract or option equals the following

Writing covered call options on futures

the higher of the Market Value of the
instruments underlying the options contract or the strike price of the options contract.

Writing covered put options

the strike price of the options contract.

Buying futures

the Trusts purchase obligation under the futures contract.

Selling futures

the higher of the Market Value of the instruments or index underlying the futures contract and the price at which the futures contract will settle at expiration.

For purposes of determining whether the Trust has Moodys
Eligible Assets with an aggregate Discounted Value that equals or exceeds the RP Basic Maintenance Amount, the Discounted Value of Moodys Eligible Assets which the Trust is obligated to deliver pursuant to an outstanding futures contract or option shall be as follows (unless the Trust receives written confirmation to the contrary from Moodys) (i) assets subject to call options written by the Trust which are either exchangetraded and readily reversible or which expire within 48 days after the date as of which such valuation is made shall be valued at the lesser of (a) Discounted Value and (b) the exercise price of the call option written by the Trust (ii) assets subject to call options written by the Trust not meeting the requirements of clause (i) shall have no value and (iii) assets subject to put options written by the Trust shall be valued at the lesser of
(a) the exercise price and (b) the Discounted Value of such security.
For purposes of determining whether the Trust has Moodys
Eligible Assets with an aggregate Discounted Value that equals or exceeds the RP Basic Maintenance Amount, the following amounts shall be added to the RP Basic Maintenance Amount required to be maintained by the


Trust under paragraph 8(a) of this Part I of Section 12.1 (unless the Trust receives written confirmation to the contrary from Moodys) (i) 10% of the exercise price of a written call option
(ii) the exercise price of any written put option (iii) where the Trust is the seller under a futures contract which does not settle in cash, 10% of the settlement price of the futures contract (iv) where the Trust is the purchaser under a futures contract which does not settle in cash, 10% of the settlement price of assets to be purchased under such futures contract (v) the settlement price of the underlying futures contract if the Trust writes put options on a futures contract and (vi) 105% of the Market Value of the underlying futures contracts if the Trust writes call options on futures contracts and does not own the underlying contract.

      (c)	For so long as any shares of RP are rated by
Moodys,
the Trust will not enter into any contract to purchase securities for a fixed price at a future date beyond customary settlement time (other than such contracts that constitute Moodys Hedging Transactions that are permitted under paragraph 12(b) of this Part I of Section 12.1) unless it receives written confirmation from Moodys that engaging in such transactions would not impair the rating then assigned to such shares of RP by Moodys except that the Trust may enter into such contracts (Forward Commitments), subject to the following limitations
      (A)	the Trust will maintain in a segregated account
with its custodian cash, cash equivalents or shortterm, fixed income securities rated Pl, MIG1 or VMIG1 by Moodys with a face value that equals or exceeds the amount of the Trusts obligations under any Forward Commitments to which it is from time to time a party or longerterm fixed income securities with a Discounted Value that equals or exceeds the amount of the Trusts obligations under any Forward Commitments to which it is from time to time a party and

      (B)	the Trust will not enter into a Forward
Commitment unless, after giving effect thereto, the Trust would continue to have Moodys Eligible Assets with an aggregate Discounted Value equal to or greater than the RP
Basic Maintenance Amount.

      For purposes of determining whether the Trust has Moodys Eligible Assets with an aggregate Discounted Value that equals or exceeds the RP Basic Maintenance Amount, the Discounted Value of all Forward Commitments to which the Trust is a party and of all securities deliverable to the Trust pursuant to such Forward Commitments shall be zero.

This amendment is effective as of May 24, 1999.



PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment No. 2 to Bylaws

      WHEREAS, Article 13, Section 13.1 and Article 12, Section 12.1, Part I, paragraph 6(c) of the Bylaws (the Bylaws) of
Putnam Municipal Opportunities Trust (the Trust) permit the Trustees of the Trust (the Trustees) to amend, alter or repeal the definitions of certain listed terms contained in the Bylaws, subject to written confirmation from Moodys Investors Service, Inc. (Moodys) and Standard & Poors (S&P) that such amendment, alteration or repeal will not affect the ratings then assigned to the Trusts outstanding Remarketed Preferred Shares (Preferred Shares), and to amend, alter or repeal any other provision of the Bylaws provided that such amendment, alteration or repeal does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof
      WHEREAS, the Trustees desire to amend the Bylaws so as to eliminate the liquidity test contained in Article 12, Section 12.1, Part 1, paragraph 9 of the Bylaws

      WHEREAS, Moodys and S&P have confirmed to the Trust that the deletion of the definitions of the terms Dividend Coverage Amount, Dividend Coverage Assets and Minimum Liquidity Level will not impair their ratings of outstanding Preferred Shares and

      WHEREAS, the Trustees have determined that, in the event that the definitions of the terms Dividend Coverage Amount, Dividend Coverage Assets and Minimum Liquidity Level are deleted, the deletion of Article 12, Section 12.1, Part I, paragraphs 8(g)(ii)(b) and 9 of the Bylaws would not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

NOW, THEREFORE, the Bylaws are hereby amended as follows

1.	Article 12, Section 12.1, Part I, paragraph 1 of the
Bylaws
is hereby amended by deleting the definitions of the terms
Dividend Coverage Amount, Dividend Coverage Assets and
Minimum Liquidity Level set forth therein

2.	Article 12, Section 12.1, Part I, paragraph 8(g)
(ii)(b)
is
hereby deleted and Article 12, Section 12.1, Part I, paragraph 8(g)(ii)(c) is hereby redesignated Article 12,
Section 12.1, Part I, paragraph 8(g)(ii)(b) and

3.	The text of Article 12, Section 12.1, Part I,
paragraph 9
of the Bylaws is hereby deleted and the word Reserved is hereby substituted in its place.

This Amendment is effective as of January 5, 1996.



PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment to Amended and
Restated Bylaws

      WHEREAS, Section 12.1, Part I, paragraph 6(c) of the Bylaws (the Bylaws) of Putnam Municipal Opportunities Trust (the Trust) permits the Trustees of the Trust (the Trustees) to amend, alter or repeal certain provisions of the Bylaws, subject to written confirmation from Standard & Poors Rating Services (S&P) and Moodys Investor Services, Inc. (Moodys) that such amendment, alteration or repeal will not affect the ratings then assigned to the Trusts outstanding Remarketed Preferred Shares (RP terms used without definition in this amendment have the respective meanings ascribed to them in the Bylaws)
      WHEREAS, the Trustees desire to amend the definitions of Moodys Discount Factor, Moodys Eligible Assets, S&P Discount Factor and S&P Eligible Asset in Section 12.1, Part I, paragraph 1 of the Bylaws

      WHEREAS, Moodys and S&P have confirmed to the Trust that such amendment will not impair its ratings of outstanding RP

NOW, THEREFORE, the Bylaws are hereby amended as follows

1.	The definition of Moodys Discount Factor in Section 12.1,
Part I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

      Moodys Discount Factor means for purposes of determining the Discounted Value of any Municipal Bond which constitutes a Moodys Eligible Assets, the percentage determined by reference to the rating on such Municipal Bond, in accordance with the tables (for the applicable Moodys Exposure Period) set forth below



Moodys
Exposure
Period


Aaa


Aa


A


Baa


Other

(V)
MIG
1/P1

(V)
MIG
1/P
1
7 Weeks
33.8
%
37.1%
39.8%
42.2%
55.6%
26.5%
0%
8 Weeks or
less but
greater than 7
weeks
35.1
%
37.9%
40.5%
43.2%
56.7%
27.0%
0%
9 Weeks or
less but
greater than 8
weeks
35.9
%
38.7%
41.2%
43.5%
58.3%
27.5%
0%

	Moodys rating.

    Municipal Bonds rated Ba1 to B3 by Moodys or, if not rated by Moodys, rated BB+ to B by S&P or Fitch. In addition, Municipal Bonds not explicitly rated by Moodys, S&P or Fitch, but rated at least the equivalent of B3 internally by the Adviser, provided that Moodys reviews and achieves sufficient comfort with the Advisers internal credit rating processes.



    Moodys rated Municipal Bonds that have a maturity greater than the Moodys Exposure Period and Municipal Bonds not rated by Moodys but rated equivalently by S&P or Fitch that have a maturity greater than the Moodys Exposure
Period.

    Moodys rated Municipal Bonds that have a maturity less than or equal to the Moodys Exposure Period and Municipal
Bonds not rated by Moodys but rated equivalently by S&P or Fitch that have a maturity less than or equal to the Moodys
Exposure Period.

      Notwithstanding the foregoing, (a) no Moodys Discount Factor will be applied to cash or to Receivables for Municipal Bonds Sold that are due within five business days of the Trusts Valuation Date (b) the Moodys Discount Factor for Receivables for Municipal Bonds Sold that are due within six and 30 business days of the Trusts Valuation Date will be the Moodys Discount Factor applicable to the Municipal Bonds sold determined by the reference to the bonds rating in the above table (c) the Moodys Discount Factor for inverse floaters is determined by multiplying the Moodys Discount Factor determined by reference to the rating on the underlying Municipal Bond(s) in the table above by 1.25 (d) the Moodys Discount Factor for Rule 2a7 money market funds shall be 0% and (e) the Moodys Discount Factor for Aaa Municipal Bonds will be used to discount prerefunded bonds even if the prerefunded bonds are subsequently not rerated.

      Receivables for Municipal Bonds Sold for purposes of calculating Moodys Eligible Assets as of any Valuation Date, means the aggregate of the book value of receivables if such receivables are due within 30 business days of such Valuation Date.

Ratings assigned by S&P or Fitch are generally accepted by Moodys at face value.
However, adjustments to face value may be made to particular categories of credits for which the S&P and/or Fitch rating does not seem to approximate a Moodys rating equivalent. Split rated securities assigned by S&P and Fitch will be accepted at the lower of the two ratings.

2.	The definition of Moodys Eligible Asset in Section 12.1,
Part I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

      Moodys Eligible Asset means (a) cash (b) Receivables for Municipal Bonds Sold (c) a shortterm Municipal Bond rated VMIG1, MIG1 or P1 by Moodys or SP1+ or A1+ by S&P (d) a zerocoupon bond
(e) a Municipal Bonds that (i) pays interest in cash (ii) does not have its Moodys rating suspended by Moodys and (iii) is part of an issue of Municipal Bonds of at least $10,000,000 (unless the Municipal Bond is rated Aaa by Moodys) and (f) swaps, including total return swaps, interest rate swaps, currency swaps and credit default swaps.

      Municipal Bonds in the Trusts portfolio will be included as Moodys Eligible Assets only to the extent they meet the following diversification requirements



Minimum Issue
Size
Maximum
Underlying
Obligor (%)
(1)

Maximum



Rating
($ Millions)

State Allowed (%)
(1)(3)
Aaa

100
100
Aa
10
20
60
A
10
10
40
Baa
10
6
20
Ba
10
4
12
B
10
3
12
Other (2)
10
2
12

	Not applicable.

(1)	The referenced percentages represent maximum cumulative
totals for the related rating category and each lower rating category.

(2)	Municipal Bonds and Municipal Bonds not rated by Moodys,
S&P or Fitch, but rated at least the equivalent of B3 internally by the Adviser.

(3)	Territorial bonds (other than those issued by Puerto Rico
and counted collectively) are each limited to 10% of Moodys
Eligible Assets. For diversification purposes, Puerto Rico will be treated as a state.

      For purposes of the maximum underlying obligor requirement described above, any state Municipal Bond or Municipal Bond backed by the guaranty, letter of credit or insurance issued by a thirdparty will be deemed to be issued by such third party if the issuance of such third party credit is the sole determinant of the rating on such bond.

      When the Trust sells a Municipal Bond and agrees to repurchase it at a future date, such Municipal Bond will constitute a Moodys Eligible Asset and the amount the Trust is required to pay upon repurchase of such Municipal Bond will count as a liability for purposes of calculating the RP Basic Maintenance Amount. When the Trust purchases a Municipal Bond and agrees to sell it at a future date to another party, cash receivable by the Trust in connection therewith will constitute a Moodys Eligible Asset if the longterm debt of such other party is rated at least A2 by Moodys and such agreement has a term of 30 days or less otherwise such Municipal Bond will constitute a Moodys Eligible Asset.

      In addition, with respect to total return swaps, only the cumulative unsettled profit and loss from a total return swap transaction will be calculated when determining the RP Basic Maintenance Amount. For purposes of calculating the RP Basic Maintenance Amount, any outstanding gain from a total return swap transaction or interest rate swap transaction on a Valuation Date will be included as a Moodys Eligible Asset subject to the Moodys Discount Factor on the counterparty to such swap transaction, and any outstanding liability from a swap transaction on a Valuation Date will be subtracted from Moodys Eligible Assets.

      For swaps (other than total return swaps and interest rate swaps), the Market Value of the position (positive or negative) will be included as a Moodys Eligible Asset. The aggregate notional value of all swaps will not exceed the Liquidation Preference of the Outstanding RP. In addition, the Trust will only enter into swap transactions where the counterparty has at least a S&P rating of A, Fitch rating of A or Moodys longterm rating of A3 at the time the time a swap is executed.

      With respect to credit default swaps, each underlying security subject to such swap sold by the Trust will be subject to the applicable Moodys Discount Factor. If the Trust purchases a credit default swap and holds the underlying security, the Market Value of the credit default swap and the underlying security will be included as a Moodys Eligible Asset subject to the Moodys Discount Factor assessed based on the counterparty risk and the duration of the swap agreement. In addition, the Trust will not include a credit default swap as a Moodys Eligible Asset purchased by the Trust unless the Trust holds the underlying security or, if the Trust purchases a credit default swap for a basket of securities, unless the Trust holds all the securities in the basket.

      Notwithstanding the foregoing, an asset will not be considered a Moodys Eligible Asset if it is (i) held in a margin account, (ii) subject to any material lien, mortgage, pledge, security interest or security agreement of any kind, (iii) held for the purchase of a security pursuant to a Forward Commitment or (iv) irrevocably deposited by the Trust for the payment of dividends or redemption.

3.	The definition of S&P Discount Factor in Section 12.1,
Part I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

S&P Discount Factor shall mean either

      (i)	if the average S&P Discount Factor (as set forth
in
(ii) below) of the Funds S&P Eligible Assets is less than 200%, for purposed of determining the Discounted Value of S&P
Eligible Assets, the S&P Discount Factor shall be 200% for all
S&P Eligible Assets or

      (ii)	if the average S&P Discount Factor (as set forth
in
this section) of the Funds S&P Eligible Assets is 200% or greater, for purposes of determining the Discounted Value of any S&P Eligible Asset, the percentage determined by reference to the rating on such asset and the shortest Exposure Period set forth opposite such rating that is the same length as or is longer than the S&P Exposure Period, in accordance with the table set forth below





Rating Category




Exposure period
(days)	AAA	AA	A	BBB	BB	B	CCC


High Yield/ NR


20 1.427	1.457	1.487	1.517	175% 195% 215% 220%

S&P rating

      Notwithstanding the foregoing, (A) the S&P Discount Factor for shares of Money Market Funds rated AAAm by S&P with an effective next day maturity shall be 100%, unrated 2a7 money market funds shall be discounted at 110%, and the S&P Discount Factor for shortterm Municipal Bonds shall be 115% so long as such Municipal Bonds are rated A1+ or SP1+ by S&P and mature or have a demand feature exercisable within 30 days or less, or 123% so long as such Municipal Bonds are rated A1 or SP1 by S&P and mature or have a demand feature exercisable in 30 days or less, or 125% if such Municipal Bonds are not rated by S&P but are rated equivalent to A1+ or SP1+ by another nationally recognized statistical rating organization, on a case by case basis provided, however, that any such nonS&P rated shortterm Municipal Bonds which have demand features exercisable within 30 days or less must be backed by a letter of credit, liquidity facility or guarantee from a bank or other financial institution with a shortterm rating of at least A1+ from S&P and further provided that such nonS&P rated shortterm Municipal Bonds may comprise no more than 50% of shortterm Municipal Bonds that qualify as S&P Eligible Assets provided, however, that Municipal Bonds not rated by S&P but rated equivalent to BBB or lower by another nationally recognized statistical rating organization, rated BB+ or lower by S&P or nonrated (such Municipal Bonds are hereinafter referred to as High Yield Securities) may comprise no more than 20% of the shortterm Municipal Bonds that qualify as S&P Eligible Assets (B) the S&P Discount Factor for Receivables for Municipal Bonds Sold that are due in more than five Business Days from such Valuation Date will be the S&P Discount Factor applicable to the Municipal Bonds sold (C) no S&P Discount Factor will be applied to cash or Money Market
Funds rated AAAm by S&P with effective next day maturities or to Receivables for Municipal Bonds Sold if such receivables are due within five Business Days of such Valuation Date (D) except as set forth in clause
(A) above, in the case of any Municipal Bond that is not rated by S&P but qualifies as an S&P
Eligible Asset pursuant to clause (2) of that definition, such Municipal Bond will be deemed to have an S&P rating one full rating category lower than the S&P rating category that is the equivalent of the rating category in which such Municipal Bond is placed by a nationally recognized statistical rating organization. Receivables for Municipal Bonds Sold, for purposes of calculating S&P Eligible Assets as of any Valuation Date, means the book value of receivables for Municipal Bonds sold as of or prior to such Valuation Date. For purposes of the foregoing, Anticipation Notes rated SP1+ or, if not rated by S&P, equivalent to A1+ or SP1+ by another nationally recognized statistical rating organization, on a case by case basis, which do not mature or have a demand feature at par exercisable in 30 days and which do not have a longterm rating, shall be considered to be shortterm Municipal Bonds and (E) the S&P Discount Factor for AAA Municipal Bonds will be used to discount prerefunded bonds even if the prerefunded bonds are subsequently not rerated.
For purposes of determining whether the Fund has S&P Eligible Assets with a Discounted Value that equals or exceeds the RP Basic Maintenance Amount, the Discounted Value of cash or securities held for the payment of Initial Margin or Variation Margin of S&P Hedging Transactions shall be zero and the aggregate Discounted Value of S&P Eligible Assets shall be reduced by an amount equal to (i) 30% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on the Municipal Index which are owned by the Fund plus
(ii) 25% of the aggregate settlement value, as marked to market, of any outstanding futures contracts based on Treasury Bonds which contracts are owned by the Fund.

4.	The definition of S&P Eligible Asset in Section 12.1, Part
I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

S&P Eligible Asset shall mean either

      (i)	if the average S&P Discount Factor of the Funds
 S&P
Eligible Assets (as set forth in (ii) below) is less than 200%, all assets of the Fund shall be considered S&P Eligible
Assets or

      (ii)	if the average S&P Discount Factor of the Funds
S&P
Eligible Assets (as set forth in this section) is 200% or greater, S&P Eligible Assets means (1) cash (excluding any cash irrevocably deposited by the Fund for the payment of any liabilities within the meaning of RP Basic Maintenance Amount),
(2) Receivables for Municipal Bonds Sold, (3) S&P Hedging Transactions (4) Municipal Zero Coupon Bonds rated at least BBB by S&P, (5) swaps, including total return swaps, interest rate swaps, currency swaps and credit default swaps, and (6)
Municipal Bonds (including Inverse Floater as defined below) owned by the Fund that (A) is interest bearing and pays interest at least semiannually (B) is payable with respect to principal and interest in U.S. Dollars (C) is not subject to a covered call or put option written by the Fund
(D)	except for Inverse Floaters, is not part of a private
placement
of Municipal Bonds and
(E)	except for Inverse Floaters, is part of an issue of
Municipal
Bonds with an original issue size of at least $10 million. Any Municipal Bonds that is a part of an original issue size of less than
$10 million must carry a rating of at least AA by S&P or AAA by another nationally recognized statistical rating organization. Notwithstanding the foregoing limitations

            (1)	Municipal Bonds (excluding Escrowed Bonds
(as defined below) and High Yield Securities) of any one issuer or guarantor (excluding bond insurers) shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds (including shortterm
Municipal Bonds) does not exceed 10% of the aggregate
Market Value of S&P Eligible Assets, provided that 2% is added to the applicable S&P



Discount Factor for every 1% by which the Market Value of
such Municipal Bonds exceeds 5% of the aggregate Market
Value of S&P Eligible Assets or for any percentage over 5%
add 10 percentage points to the S&P Discount Factor. High
Yield Securities of any one issuer shall be considered S&P
Eligible Assets only to the extent the Market Value of such
Municipal Bonds does not exceed 5% of the aggregate Market
Value of S&P Eligible Assets. Nonrated securities of any
issuer shall be considered S&P Eligible Assets to the
extent the Market Value of such Municipal Bonds does not
exceed 5% of the aggregate Market Value of S&P Eligible
Assets. No more than 10% of the aggregate Market Value of
the portfolio may consist of nonrated securities
            (2)	Municipal Bonds not rated by S&P shall be
considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 50% of the aggregate Market Value of S&P Eligible Assets provided, however, that High Yield Securities shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 20% of the aggregate Market Value of S&P Eligible Assets

            (3)	Municipal Bonds issued by issuers in any one
state or territory will be considered S&P Eligible Assets only to the extent that the Market Value of such Municipal Bonds does not exceed 25% of the aggregate Market Value of S&P Eligible Assets

            (4)	Municipal Bonds (excluding Escrowed Bonds)
of any one state or territory shall be considered S&P
Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 25% of the aggregate
Market Value of S&P Eligible Assets

            (5)	For Municipal Zero Coupon Bonds, the S&P
overcollateralization levels based on the desired transaction rating shall be as follows

Exposure
Period
AAA
AA
A
BBB
20
3.584
3.153
2.723
2.292

            (6)	With respect to total return swaps, only
the cumulative unsettled profit and loss from a total return swap transaction will be calculated when determining the RP Basic Maintenance Amount. For purposes of calculating the RP Basic Maintenance Amount, any outstanding gain from a total return swap transaction or interest rate swap transaction on a Valuation Date will be included as a S&P Eligible Asset subject to the S&P
Discount Factor on the counterparty to such swap transaction, and any outstanding liability from a swap transaction on a Valuation Date will be subtracted from S&P Eligible Assets



            (7)	For swaps (other than total return swaps and
interest rate swaps), the Market Value of the position
(positive or negative) will be included as a S&P Eligible
Asset. The aggregate notional value of all swaps will not
exceed the Liquidation Preference of the Outstanding RP. In addition, the Trust will only enter into swap transactions where the counterparty has at least a S&P rating of A,
Fitch rating of A or Moodys longterm rating of A3 at the
time the time a swap is executed and
            (8)	With respect to credit default swaps, each
underlying security subject to such swap sold by the Trust will be subject to the applicable S&P Discount Factor. If the Trust purchases a credit default swap and holds the underlying security, the Market Value of the credit default swap and the underlying security will be included as a S&P Eligible Asset subject to the S&P Discount Factor assessed based on the counterparty risk and the duration of the swap agreement. In addition, the Trust will not include a credit default swap as a S&P Eligible Asset purchased by the Trust unless the Trust holds the underlying security or, if the Trust purchases a credit default swap for a basket of securities, unless the Trust holds all the securities in the basket.
            Inverse Floater shall mean trust certificates or other instruments evidencing interests in one or more Municipal Bonds that qualify as S&P Eligible Assets (such Inverse Floaters will also be considered Municipal Bonds and are S&P Eligible Assets), the interest rates on which are adjusted at shortterm intervals on a basis that is inverse to the simultaneous readjustment of the interest rates on corresponding floating rate trust certificates or other instruments issued by the same issuer, provided that the ratio of the aggregate dollar amount of floating rate instruments to inverse floating rate instruments issued by the same issuer does not exceed two to one at their time of original issuance and at the time of purchase has a duration that is less than thirteen years.
            Escrowed Bonds shall mean Municipal Bonds that (i) have been determined to be legally defeased in accordance with S&Ps legal defeasance criteria, (ii) have been determined to be economically defeased in accordance with S&Ps economic defeasance criteria and assigned a rating of AAA by S&P, (iii) are not rated by S&P but have been determined to be legally defeased by S&P or (iv) have been determined to be economically defeased by S&P and assigned a rating no lower than the rating that is S&P equivalent of S&Ps AAA rating. In the event that a defeased obligation which is an S&P Eligible Asset does not meet the criteria of an Escrowed Bond, such Municipal Bond will be deemed to remain in the Issue Type Category into which it fell prior to such defeasance.


This amendment is effective as of November 2, 2007.



PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment to Amended and Restated Bylaws

      WHEREAS, Article 14 of the Amended and Restated Bylaws of Putnam Municipal Opportunities Trust (the Trust), as last amended by an Amendment effective as of November 2, 2007 (the Bylaws), permits the Board of Trustees of the Trust (the Trustees) to amend or repeal, in whole or in part, the Bylaws

      WHEREAS, the Trustees desire to amend the Bylaws in connection with the merger of each of Putnam Investment Grade Municipal Trust and Putnam Municipal Bond Fund with and into the Trust (the Merger) by increasing the issued amount of Remarketed Preferred Shares and effecting a twoforone stock split of Remarketed Preferred Shares, Series A

      WHEREAS, Article 12, Section 12.1, Part I, paragraph 6(c) provides that so long as any Remarketed Preferred Shares of the Trust are outstanding, the affirmative vote or consent of the holders of at least a majority of the Remarketed Preferred Shares outstanding at the time is required to (i) authorize, create or issue or increase or decrease the authorized or issued amount of any class or series of stock ranking prior to or on a parity with the remarketed preferred shares with respect to the payment of dividends or the distribution of assets on liquidation or to increase or decrease the authorized amount of remarketed preferred shares or (ii) amend, alter or repeal the provisions of the Bylaws so as to affect materially and adversely any preference, right or power of such remarketed preferred shares or the holders thereof

      WHEREAS, the holders of a majority of the outstanding Remarketed Preferred Shares of the Trust have approved the issuance of additional Remarketed Preferred Shares in connection with the Merger and the twoforone stock split of Remarketed Preferred Shares, Series A

NOW, THEREFORE, the Bylaws are herby amended as follows

      1.	Article 12, Section 12.1, Part I, DESIGNATION
SERIES A
is hereby deleted and replaced in its entirety with the following

       SERIES A A series of 4,520 shares of preferred shares, without par value, liquidation preference $25,000 per share plus accumulated but unpaid dividends, if any, thereon (whether or not earned or declared), is hereby designated Remarketed Preferred Shares, Series A and is referred to below as Series A RP?. Each share of Series A RP shall be issued on a date to be determined by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust have such initial dividend rate as shall be determined in advance of the issuance thereof by the Trustees, by any duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive

? Registered trademark of Merrill Lynch & Co., Inc.



Vice President or the Treasurer of the Trust have an Initial Dividend Period and an Initial Dividend Payment Date to be determined by the Trustees of the Trust, by a duly authorized committee thereof or by any of the President, the Vice Chairman, any Executive Vice President or the Treasurer of the Trust be redeemed (unless such share shall have been otherwise redeemed pursuant to paragraph 4 of Part I of this Section 12.1 by the Trust on a date to be determined by the Trustees of the Trust) at the option of the Trust at a redemption price of
$25,000 per share plus accumulated but unpaid dividends to the date fixed for redemption (whether or not earned or declared) plus the premium, if any, resulting from the designation of a Premium Call Period and have such other preferences, limitations and relative voting rights, in addition to those required by applicable law or set forth in the Trusts Declaration of Trust applicable to preferred shares of the Trust, as are set forth in
Part I and Part II of this Section
12.1. Series A RP shall constitute a separate series of preferred shares of the Trust, and each share of Series A RP shall be identical except as provided in paragraph 4 of this
Part I of this Section 12.1.
      2.	The definition of Mandatory Redemption Price in
Article 12, Section 12.1, Part I, paragraph 1 is hereby deleted and replaced in its entirety with the following

       Mandatory Redemption Price means $25,000 per share of each series of RP, plus in the case of each series of RP an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared) to the date fixed for redemption.

      3.	The definition of Optional Redemption Price in
Article
12, Section 12.1, Part I, paragraph 1 is hereby deleted and replaced in its entirety with the following

       Optional Redemption Price shall mean $25,000 per share of each series of RP, plus in the case of each series of RP an amount equal to accumulated but unpaid dividends (whether or not earned or declared) to the date fixed for redemption plus any applicable redemption premium per share attributable to the designation of a Premium Call Period for such share.

      4.	The definition of RP Basic Maintenance Amount in
Article 12, Section 12.1, Part I, paragraph 1 is hereby deleted and replaced in its entirety with the following

       RP Basic Maintenance Amount, as of any Valuation Date, means the dollar amount equal to (i) the sum of (A) the product of the number of shares of each series of RP outstanding on such Valuation Date multiplied by the sum of (a) $25,000 and (b) any applicable redemption premium per share of each series attributable to the designation of a Premium Call Period (B) the aggregate amount of cash dividends (whether or not earned or declared) that will have accumulated for each series of RP outstanding, in each case, to (but not including) the end of the current Dividend Period for such series of RP that follows such Valuation Date or to (but not including) the 49th day after such Valuation Date, whichever is sooner (C) the aggregate amount of cash dividends that would accumulate at the Maximum Dividend Rate applicable to a Dividend Period of 28 days (in the case of shares of Series A RP) and 7 days (in the case of shares of Series B RP and Series C RP) outstanding from the end of such Dividend Period through the 49th day after such
Valuation Date, multiplied by the larger of the Moodys Volatility Factor and the S&P Volatility Factor, determined from time to time by Moodys and S&P, respectively (except that if such
Valuation Date occurs during a NonPayment Period, the cash
dividend for purposes of calculation would accumulate at the then current NonPayment Period Rate) (D) the amount of
anticipated expenses of the Trust for the 90 days subsequent to such Valuation Date (E) the amount of the Trusts Maximum
Potential Additional Dividend Liability as of such Valuation
Date and (F) any current liabilities as of such Valuation Date to the extent not reflected in any of (i)(A) through (i)(E) (including, without limitation, any amounts due and payable by the Trust pursuant to repurchase agreements and any payables for Municipal Bonds purchased as of such Valuation Date) less (ii) either (A) the Discounted Value of any of the Trusts assets, or
(B) the face value of any of the Trusts assets if such assets mature prior to or on the date of redemption of any shares of RP or payment of a liability and are either securities issued or guaranteed by the U.S. Government or, with respect to Moodys, have a rating assigned by Moodys of at least Aaa, Pl, VMIG1 or
MIG1 and, with respect to S&P, have a rating assigned by S&P of at least AAA, SP1+ or A1+, in both cases irrevocably deposited by the Trust for the payment of the amount needed to redeem
shares of RP subject to redemption or any of (i)(B) through
(i)(F).
      5.	The definition of Specific Redemption Provisions in
Article 12, Section 12.1, Part I, paragraph 1 is hereby deleted and replaced in its entirety with the following

       Specific Redemption Provisions means, with respect to a Special Dividend Period of 365 or more days, either, or any combination of, the designation of (i) a period (a NonCall
Period) determined by the Trustees, after consultation with the Remarketing Agents, during which the shares of RP subject to such Dividend Period shall not be subject to redemption at the option of the Trust and (ii) a period (a Premium Call Period), consisting of a number of whole years and determined by the Trustees, after consultation with the Remarketing Agents, during each year of which the shares of RP subject to such Dividend
Period shall be redeemable at the Trusts option at a price per share equal to $25,000 for each series of RP, plus accumulated but unpaid dividends plus an applicable premium, as determined by the Trustees after consultation with the Remarketing Agents.
      6.	Article 12, Section 12.1, Part I, paragraph 3(f) is
hereby deleted and replaced in its entirety with the following

      The amount of declared dividends for each share of RP payable on the Initial Dividend Payment Date, the Dividend Payment Date for each 7day Dividend Period, the Dividend Payment Date for each 28day Dividend Period and the Dividend Payment Date or Dates for each ShortTerm Dividend Period shall be computed by the Trust by multiplying the Applicable Dividend Rate in effect with respect to dividends payable on such share on such Dividend Payment Date by a fraction the numerator of which shall be the number of days in such Dividend Period such share was outstanding from and including its Date of Original Issue or the preceding Dividend Payment Date, as the case may be, to and including the day preceding such Dividend



Payment Date, and the denominator of which shall be 365, then multiplying the amount so obtained by $25,000 (in the case of each series of RP) and rounding the amount so obtained to the nearest cent. During any Long Term Dividend Period, the amount of dividends per share payable on any Dividend Payment Date shall be computed by dividing the Applicable Dividend Rate for such Dividend Period by twelve, multiplying the amount so obtained by $25,000 (in the case of each series of RP), and rounding the amount so obtained to the nearest cent provided, however, that, if the number of days from and including the Date of Original Issue or the preceding Dividend Payment Date, as the case may be, to and including the day preceding such Dividend Payment Date is less than 30 and such days do not constitute a full calendar month, then the amount of dividends per share payable on such Dividend Payment Date shall be computed by multiplying the Applicable Dividend Rate for such Dividend Period by a fraction, the numerator of which will be such number of days and the denominator of which will be 360, multiplying the amount so obtained by $25,000 (in the case of each series of RP), and rounding the amount so obtained to the nearest cent.

      7.	Article 12, Section 12.1, Part I, paragraph 5(a)
 is
hereby deleted and replaced in its entirety with the following

      Upon a liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the Holders of each share of RP shall be entitled, whether from capital or surplus, before any assets of the Trust shall be distributed among or paid over to holders of Common Shares or any other class or series of shares of the Trust ranking junior to the RP as to liquidation payments, to be paid the amount of $25,000 per share of each series of RP, plus an amount equal to all accumulated but unpaid dividends thereon (whether or not earned or declared) to but excluding the date of final distribution, in sameday funds. After any such payment, the Holders shall not be entitled to any further participation in any distribution of assets of the Trust, except as provided in paragraph 3(k) of this Part I of Section 12.1.

      8.	Article 12, Section 12.1, Part I, paragraph 2(a)
is
hereby deleted and replaced in its entirety with the following

      Each share of RP is subject to Tender and Dividend Reset at the end of each Dividend Period for such RP and may be tendered in the Remarketing which commences on the Remarketing Date immediately prior to the end of the current Dividend Period. By 900 a.m., New York City time, on each such Remarketing Date, the Remarketing Agents shall, after canvassing the market and considering prevailing market conditions at the time for shares of such RP and similar securities, provide Beneficial Owners of such RP nonbinding indications of the Applicable Dividend Rate for the next succeeding 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) or, if applicable, a Special Dividend Period provided that, if the Trust has designated the next Dividend Period for such RP as a Special Dividend Period, the Remarketing Agents will provide to Beneficial Owners a nonbinding indication only of the Applicable Dividend Rate for such Special Dividend Period. The actual Applicable Dividend Rate for such Dividend Period may be greater than or less than the rate per annum indicated in such
nonbinding indications (but not greater than the applicable Maximum Dividend Rate). By 1200 noon, New York City time, on such Remarketing Date, each Beneficial Owner of a share of RP must notify a Remarketing Agent of its desire, on a sharebyshare basis, either to tender such share of RP at a price of $25,000 per share (in the case of each series of RP) or to continue to hold such share for the next 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) or, if applicable, the next Special Dividend Period. Beneficial Owners who do not provide such notice shall be deemed to have elected (i) to hold all their shares of RP if each of the current Dividend Period and succeeding Dividend Period is a 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) or a Special Dividend Period of 60 days or less, and (ii) to tender all their shares of RP if the current Dividend Period or succeeding Dividend Period is a Special Dividend Period of more than 60 days. Any notice given to a Remarketing Agent to tender or hold shares for a particular Dividend Period shall be irrevocable and shall not be conditioned upon the level at which the Applicable Dividend Rate is established. A Remarketing Agent may, in its sole discretion, (i) at the request of a Beneficial Owner that has tendered one or more shares to such Remarketing Agent, waive such Beneficial Owners tender, and thereby enable such Beneficial Owner to continue to hold the share or shares for the next 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C
RP) or, if applicable, a designated Special Dividend Period, as agreed to by such Beneficial Owner and such Remarketing Agent at such time, so long as such tendering Beneficial Owner has indicated to such Remarketing Agent that it would accept the new Applicable Dividend Rate for such Dividend Period, such waiver to be contingent upon the Remarketing Agents ability to remarket all shares of RP tendered in such Remarketing, and (ii) at the request of a Beneficial Owner that has elected to hold one or more of its shares of RP, waive such Beneficial Owners election with respect thereto, such waiver to be contingent upon the Remarketing Agents ability to remarket all shares of RP tendered in such Remarketing.
      9.	Article 12, Section 12.1, Part II, paragraph 3(a)
is
hereby deleted and replaced in its entirety with the following

      By 300 p.m., New York City time, on each Remarketing Date for a series of RP, the Remarketing Agents shall determine the Applicable Dividend Rate to the nearest onethousandth (0.001) of one percent per annum for the next 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP), or, if designated, Special Dividend Period. The Applicable Dividend Rate for each such Dividend Period, except as otherwise required herein, shall be the dividend rate per annum which the Remarketing Agents determine, in their sole judgment, to be the lowest rate that will enable them to remarket on behalf of the Beneficial Owners thereof all shares of RP subject to Tender and Dividend Reset in such Remarketing and tendered to them on such Remarketing Date at a price of $25,000 per share (in the case of each series of RP).



      10.	Article 12, Section 12.1, Part II, paragraph 3(b)
 is
hereby deleted and replaced in its entirety with the following

      For any series of RP, if no Applicable Dividend Rate shall have been established on a Remarketing Date in a Remarketing for the next 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C
RP), or Special Dividend Period, if any, for any reason (other than because there are no Remarketing Agents, the Remarketing Agents are not required to conduct a Remarketing pursuant to the terms of the Remarketing Agreement or the Remarketing Agents are unable to remarket on the Remarketing Date all shares of RP tendered (or deemed tendered) to them at a price of $25,000 per share (in the case of each series of RP)), then the Remarketing Agents, in their sole discretion, shall, if necessary and except during a NonPayment Period, after taking into account market conditions as reflected in the prevailing yields on fixed and variable rate taxable and tax exempt debt securities and the prevailing dividend yields of fixed and variable rate preferred stock, determine the Applicable Dividend Rate that would be the rate per annum that would be the initial dividend rate fixed in an offering on such Remarketing Date, assuming in each case a comparable dividend period, issuer and security. If there is no Remarketing for such series of RP because there are no Remarketing Agents or the Remarketing Agents are not required to conduct a Remarketing pursuant to the Remarketing Agreement or if the Remarketing Agents are unable to remarket on the Remarketing Date all shares of RP tendered (or deemed tendered) to them at a price of $25,000 per share (in the case of each series of RP), then, except during a NonPayment Period, the Applicable Dividend Rate for the subsequent Dividend Period for RP and for each subsequent Dividend Period for RP for which no Remarketing takes place because of the foregoing shall be the applicable Maximum Dividend Rate for a 28day Dividend
Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP) and the next Dividend Period for RP and each such subsequent Dividend Period shall be a 28day Dividend Period (in the case of Series A RP) or 7day Dividend Period (in the case of Series B RP or Series C RP).

      11.	Article 12, Section 12.1, Part II, paragraph 4(a) is
hereby deleted and replaced in its entirety with the following



      If the Remarketing Agents are unable to remarket by 300 p.m., New York City time, on a Remarketing Date all shares of RP tendered (or deemed tendered) to them in the related Remarketing at a price of $25,000 per share (in the case of each series of RP), (i) each Beneficial Owner that tendered or was deemed to have tendered shares of RP for sale shall sell a number of shares of RP on a pro rata basis, to the extent practicable, or by lot, as determined by the Remarketing Agents in their sole discretion, based on the number of orders to purchase shares of RP in such Remarketing, and (ii) the Applicable Dividend Rate for the next Dividend Period for RP, which shall be a 28day Dividend Period, shall be the Maximum Dividend Rate for such 28 day Dividend Period (in the case of Series A RP) or 7day
Dividend Period (in the case of Series B RP or Series C RP).

This Amendment is effective as of February 22, 2008.



PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment to Amended and
Restated Bylaws

WHEREAS, ARTICLE 14, Section 14.1 and ARTICLE 12, Section 12.1,
Part I, paragraph 6(c) of the Amended and Restated Bylaws (the Bylaws) of Putnam Municipal Opportunities Trust (the Trust) permit the Board of Trustees of the Trust (the Trustees) to amend or repeal, in whole or in part, the Bylaws provided that such amendment or repeal does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder therof

WHEREAS, the Trustees desire to amend the Bylaws to add two new sections to ARTICLE 11 that enumerate the Chairmans power to determine the order of business at shareholder meetings, to prescribe rules and take actions as are appropriate for the proper conduct of such meetings, and to adjourn shareholder meetings

WHEREAS, the Trustees desire to amend the Bylaws to amend and restate in their entirety Subsections 6(a) and 6(b) of ARTICLE
12, Section 12.1, PART I, concerning the right to nominate preferred share trustees.

WHEREAS, the Trustees have determined that such amendment does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder therof

NOW, THEREFORE, the Bylaws are hereby amended as follows

1.	The following shall be added as ARTICLE 11, Section 11.4

11.4	Conduct of Meetings. The person serving as chairman of a
meeting of shareholders in accordance with Article 3, Section
3.5 of these Bylaws shall determine the order of business of the meeting and may prescribe such rules, regulations and procedures and take such actions as, in the discretion of such chairman, are appropriate for the proper conduct of the meeting. For any matter to be properly before any meeting of shareholders, the matter must be a proper matter for shareholder action under the Declaration of Trust, these Bylaws and applicable law and must be specifically identified in the notice of meeting or otherwise brought before the meeting in accordance with these Bylaws or by or at the direction of the chairman of the meeting, in the chairmans sole direction.
2.	The following shall be added as ARTICLE 11, Section 11.5

11.5	Adjournment. Any meeting of shareholders may, by action of
the chairman of the meeting, be adjourned without further notice with respect to one or more matters to be considered at such meeting to a designated time and place, whether or not a quorum is present with respect to such matter upon motion of the chairman of the meeting, the question of adjournment may be submitted to a vote of the shareholders, and in that case, any adjournment with respect to one or more matters must be approved by the vote of holders of a majority of the shares present and entitled to vote with respect to the matter or matters adjourned, and without further notice to the extent permitted by Article V, Section 2 of the Declaration of Trust. Unless a proxy is otherwise limited in this regard, any Shares present and entitled to vote at a meeting that are represented by broker nonvotes, may, at the discretion of the proxies named therein, be voted in favor of such an adjournment.

3.	ARTICLE 12, Section 12.1, PART I, Subsections 6(a) and
6(b) are deleted in their entirety and replaced with
the following
      (a)	General. Except as otherwise provided in the
Declaration of Trust or Bylaws, each Holder of shares of RP and each record holder of Common Shares shall be entitled to one vote for each share held on each matter submitted to a vote of shareholders of the Trust, and the holders of outstanding Preferred Shares, including each series of RP, and of Common Shares shall vote together as a single class provided that, at any meeting of the shareholders of the Trust held for the election of Trustees, the holders of Preferred Shares, including each series of RP, present in person or represented by proxy at said meeting, shall be entitled, as a class, to the exclusion of the holders of all other securities and classes of capital shares of the Trust, to nominate and elect two Trustees of the Trust, each Preferred Share, including each share of each series of RP, entitling the holder thereof to one vote. Subject to paragraph 6(b) of this Part I of Section 12.1, the holders of outstanding Common Shares and Preferred Shares, including each series of RP, voting as a single class, shall elect the balance of the Trustees.
      (b)	Right to Elect Majority of Trustees. During any
 period
in which any one or more of the conditions described below shall exist (such period being referred to herein as a Voting Period), the number of Trustees shall be automatically increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of Preferred Shares (including each series of RP), would constitute a majority of the Trustees as so increased by such smallest number and the holders of Preferred Shares (including each series of RP) shall be entitled, voting as a class on a onevotepershare basis (to the exclusion of the holders of all other securities and classes of capital shares of the Trust), to nominate and elect such smallest number of additional Trustees, together with the two Trustees that such holders are in any event entitled to elect. A Voting Period shall commence
(i)	if at any time accumulated dividends (whether or
not earned or declared, and whether or not funds
are then legally available in an amount
sufficient therefor) on the outstanding shares of
any series of RP equal to at least two full years
dividends shall be due and unpaid and sufficient
cash or securities shall not have been deposited
with the Paying Agent for the payment of such
accumulated dividends or
(ii)	if at any time holders of any Preferred Shares
other than the RP are entitled to elect a majority of the Trustees of the Trust.
Upon the termination of a Voting Period, the voting rights described in this paragraph 6(b) shall cease, subject always, however, to the revesting of such voting rights in the Holders upon the further occurrence of any of the events described in this paragraph 6(b). A Voting Period shall terminate when all dividends in arrears shall have been paid or otherwise provided for.


This Amendment is effective as of November 11, 2011.



PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment to Amended and
Restated Bylaws

WHEREAS, ARTICLE 14, Section 14.1 and ARTICLE 12, Section 12.1,
Part I, paragraph 6(c) of the Amended and Restated Bylaws (the Bylaws) of Putnam Municipal Opportunities Trust (the Trust), as last amended by an Amendment effective as of February 22, 2008, permit the Board of Trustees of the Trust (the Trustees) to amend or repeal, in whole or in part, the Bylaws provided that such amendment or repeal does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

WHEREAS, the Trustees desire to amend the Bylaws to amend and restate the definition of Taxable Equivalent of the ShortTerm
Municipal Bond Rate contained in Subsection 1 of ARTICLE 12,
Section 12.1, PART I.

WHEREAS, the Trustees desire to amend the Bylaws to remove the definitional reference to Kenny Index contained in Subsection 1 of ARTICLE 12, Section 12.1, PART I and add a definitional reference to SIFMA Index in that same
Subsection.

WHEREAS, the Trustees have determined that such amendments do not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

NOW, THEREFORE, the Bylaws are hereby amended as follows

      1.	The following shall replace the definition of
Taxable Equivalent of the Short Term Municipal Bond Rate in
Subsection 1 as referenced above

Taxable Equivalent of the ShortTerm Municipal Bond Rate on any date means 90% of the quotient of (A) the per annum rate expressed on an Interest Equivalent basis equal to the Securities Industry Financial Markets Association (SIFMA) Municipal Swap Index or any comparable index based upon yield evaluations at par of bonds the interest on which is excludable for regular Federal income tax purposes under the Code of high grade component issuers selected by Municipal Market Data/Thomson Reuters (or any successor thereto from time to time selected by the Trust in its discretion), which component issuers shall include, without limitation, issuers of general obligation bonds but shall exclude any bonds the interest on which constitutes an item of tax preference under Section 57(a)(5) of the Code, or successor provisions, for purposes of the alternative minimum tax, (as defined in the Code) (the SIFMA Index), made available for the Business Day immediately preceding such date but in any event not later than 830 A.M., New York City time, on such date by Municipal Market Data/Thomson Reuters (or any such successor), divided by (B)
1.00 minus the Marginal Tax Rate (expressed as a decimal) provided, however, that if the SIFMA Index is not made so available by 830 A.M., New York City time, on such date by Municipal Market Data/Thomson Reuters (or any such successor), the Taxable Equivalent of the ShortTerm Municipal Bond Rate shall mean the quotient of (A) the per annum rate expressed on an Interest Equivalent basis equal to the most recent SIFMA Index so made available, divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal). No successor to the SIFMA Index shall be chosen without first obtaining written confirmation from Moodys and S&P that the choice of such successor would not impair the rating then assigned to any series of RP by Moodys or S&P.

      2.	The following definitional reference to Kenny
Index
in Subsection 1 is deleted in its entirety

      Kenny Index has the meaning set forth under Taxable
Equivalent of the ShortTerm Municipal Bond Rate.

      3.	The following definitional reference to SIFMA
Index shall be added to Subsection 1 and will appear after the definition of Short Term Dividend Period

      SIFMA Index has the meaning set forth under Taxable
Equivalent of the ShortTerm Municipal Bond Rate.

This Amendment is effective as of January 1, 2013.



PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment to Amended and
Restated Bylaws

WHEREAS, ARTICLE 14, Section 14.1 and ARTICLE 12, Section 12.1,
Part I, paragraph 6(c) of the Amended and Restated Bylaws (the Bylaws) of Putnam Municipal Opportunities Trust (the Trust), as last amended by an Amendment effective as of January 1, 2013, permit the Board of Trustees of the Trust (the Trustees) to amend or repeal, in whole or in part, the Bylaws provided that such amendment or repeal does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

WHEREAS, the Trustees desire to amend the Bylaws to amend and restate the definition of S&P Eligible Asset contained in
ARTICLE 12, Section 12.1, PART I, paragraph 1.

WHEREAS, the Trustees have determined that such amendment does not materially and adversely affect any preference, right or power of the Preferred Shares or any holder thereof

NOW, THEREFORE, the Bylaws are hereby amended as follows

      1.	The definition of S&P Eligible Asset in
 ARTICLE 12,
Section 12.1, PART I, paragraph 1 of the Bylaws is hereby deleted and replaced in its entirety with the following

S&P Eligible Asset shall mean either

      (i)	if the average S&P Discount Factor of the Funds
 S&P
Eligible Assets (as set forth in (ii) below) is less than 200%, all assets of the Fund shall be considered S&P Eligible
Assets or

      (ii)	if the average S&P Discount Factor of the Funds
S&P
Eligible Assets (as set forth in this section) is 200% or greater, S&P Eligible Assets means (1) cash (excluding any cash irrevocably deposited by the Fund for the payment of any liabilities within the meaning of RP Basic Maintenance Amount),
(2) Receivables for Municipal Bonds Sold, (3) S&P Hedging Transactions (4) Municipal Zero Coupon Bonds rated at least BBB by S&P, (5) swaps, including total return swaps, interest rate swaps, currency swaps and credit default swaps, and (6)
Municipal Bonds (including Inverse Floater as defined below) owned by the Fund that (A) is interest bearing and pays interest at least semiannually (B) is payable with respect to principal and interest in U.S. Dollars (C) is not subject to a covered call or put option written by the Fund
(D)	except for Inverse Floaters, is not part of a private
placement
of Municipal Bonds and
(E)	except for Inverse Floaters, is part of an issue of
Municipal
Bonds with an original issue size of at least $10 million. Any Municipal Bonds that is a part of an original issue size of less than
$10 million must carry a rating of at least AA by S&P or AAA by another nationally recognized statistical rating organization. Notwithstanding the foregoing limitations



            (1)	Municipal Bonds (excluding Escrowed Bonds
(as defined below) and High Yield Securities) of any one
issuer or guarantor (excluding bond insurers) shall be
considered S&P Eligible Assets only to the extent the
Market Value of such Municipal Bonds (including shortterm
Municipal Bonds) does not exceed 10% of the aggregate
Market Value of S&P Eligible Assets, provided that 2% is
added to the applicable S&P Discount Factor for every 1% by
which the Market Value of such Municipal Bonds exceeds 5%
of the aggregate Market Value of S&P Eligible Assets or for
any percentage over 5% add 10 percentage points to the S&P
Discount Factor. High Yield Securities of any one issuer
shall be considered S&P Eligible Assets only to the extent
the Market Value of such Municipal Bonds does not exceed 5%
of the aggregate Market Value of S&P Eligible Assets.
Nonrated securities of any issuer shall be considered S&P
Eligible Assets to the extent the Market Value of such
Municipal Bonds does not exceed 5% of the aggregate Market
Value of S&P Eligible Assets. No more than 10% of the
aggregate Market Value of the portfolio may consist of
nonrated securities
            (2)	Municipal Bonds not rated by S&P shall be
considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 50% of the aggregate Market Value of S&P Eligible Assets provided, however, that High Yield Securities shall be considered S&P Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 20% of the aggregate Market Value of S&P Eligible Assets

            (3)	Municipal Bonds issued by issuers in any one
state or territory will be considered S&P Eligible Assets only to the extent that the Market Value of such Municipal Bonds does not exceed 25% of the aggregate Market Value of S&P Eligible Assets

            (4)	Municipal Bonds (excluding Escrowed Bonds)
of any one state or territory shall be considered S&P
Eligible Assets only to the extent the Market Value of such Municipal Bonds does not exceed 25% of the aggregate
Market Value of S&P Eligible Assets

            (5)	For Municipal Zero Coupon Bonds, the S&P
overcollateralization levels based on the desired transaction rating shall be as follows

Exposure
Period
AAA
AA
A
BBB
20
3.584
3.153
2.723
2.292

            (6)	With respect to total return swaps, only
the cumulative unsettled profit and loss from a total return swap transaction will be calculated when determining the RP Basic Maintenance Amount. For purposes of calculating the RP Basic Maintenance Amount, any outstanding gain from a total return swap transaction or interest rate swap transaction on a Valuation Date will be included as a S&P Eligible



Asset subject to the S&P Discount Factor on the counterparty to such swap transaction, and any outstanding liability from a swap transaction on a Valuation Date will be subtracted from S&P Eligible Assets

            (7)	For swaps (other than total return swaps and
interest rate swaps), the Market Value of the position
(positive or negative) will be included as a S&P Eligible
Asset. The aggregate notional value of all swaps will not
exceed the Liquidation Preference of the Outstanding RP. In addition, the Trust will only enter into swap transactions where the counterparty has at least a S&P rating of A,
Fitch rating of A or Moodys longterm rating of A3 at the
time the time a swap is executed and
            (8)	With respect to credit default swaps, each
underlying security subject to such swap sold by the Trust will be subject to the applicable S&P Discount Factor. If the Trust purchases a credit default swap and holds the underlying security, the Market Value of the credit default swap and the underlying security will be included as a S&P Eligible Asset subject to the S&P Discount Factor assessed based on the counterparty risk and the duration of the swap agreement. In addition, the Trust will not include a credit default swap as a S&P Eligible Asset purchased by the Trust unless the Trust holds the underlying security or, if the Trust purchases a credit default swap for a basket of securities, unless the Trust holds all the securities in the basket.
            Inverse Floater shall mean trust certificates or other instruments evidencing interests in one or more Municipal Bonds that qualify as S&P Eligible Assets (such Inverse Floaters will also be considered Municipal Bonds and are S&P Eligible Assets), the interest rates on which are adjusted at shortterm intervals on a basis that is inverse to the simultaneous readjustment of the interest rates on corresponding floating rate trust certificates or other instruments issued by the same issuer, provided that the ratio of the aggregate dollar amount of floating rate instruments to inverse floating rate instruments issued by the same issuer does not exceed two to one at their time of original issuance and at the time of purchase has a duration that is less than thirteen years.
Escrowed Bonds shall mean Municipal Bonds that (i) have been determined to be legally defeased in accordance with S&Ps legal defeasance criteria, (ii) have been determined to be economically defeased in accordance with S&Ps economic defeasance criteria and assigned a rating of AAA by S&P, (iii) are not rated by S&P but have been determined to be legally defeased by S&P or (iv) have been determined to be economically defeased by S&P and assigned a rating no lower than the rating that is S&P equivalent of S&Ps AAA rating. In the event that a defeased obligation which is an S&P Eligible Asset does not meet the criteria of an Escrowed Bond, such Municipal Bond will be deemed to remain in the Issue Type Category into which it fell prior to such defeasance.

      Notwithstanding the foregoing, all aforementioned definitions and limitations are further subject to the requirements and limitations as set forth in Methodology And
Assumptions For



Market Value Securities published by Standard & Poors Ratings
Services on September 17, 2013.
This Amendment is effective as of March 21, 2014.






PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment to Amended and
Restated Bylaws

WHEREAS, Article 14, Section 14.1 of the Amended and Restated
Bylaws (the Bylaws) of Putnam Municipal Opportunities Trust (the
Trust) permits the Trustees to amend or to repeal the Bylaws except as otherwise expressly stated in the Bylaws.

WHEREAS, Article 12, Section 12.1, Part I, paragraph 6(c) provides that so long as any shares of RP are outstanding, the Trust will not, without the affirmative vote or consent of the Holders of at least a majority of the shares of RP outstanding at the time, amend, alter or repeal provisions of the Bylaws so as to affect materially and adversely any preference, right or power of shares of RP or the Holders thereof notwithstanding the foregoing, however, the Trustees may, without the vote or consent of the Holders of any series of RP, amend, alter or repeal certain terms, including the term Accountants Confirmation, provided the Trustees receive written confirmation from Moodys Investors Service, Inc. (Moodys) and Standard & Poors (S&P) that the amendment, alteration or repeal will not impair the ratings then assigned to any series of RP by the rating agency providing the confirmation (terms used without definition in this amendment have the respective meanings ascribed to them in the Bylaws)
WHEREAS, the Trustees desire to amend certain provisions of
Article 12, Section 12.1 of the Bylaws relating to (1) the delivery of the RP Basic Maintenance Report to the Remarketing Agents and the Paying Agent and (2) the delivery of the Accountants Confirmation

WHEREAS, Moodys and S&P have confirmed in writing to the Trustees that this amendment would not impair their ratings assigned to any series of RP and

WHEREAS, the Trustees have determined that this amendment would not affect materially and adversely any preference, right or power of shares of RP or the Holders thereof

NOW, THEREFORE, the Bylaws are amended as follows

      1.	Article 12, Section 12.1, Part I, paragraph 1 is
amended by deleting the term Accountants Confirmation and its definition.

      2.	Each of Article 12, Section 12.1, Part I, paragraph
6(c) and paragraph 8(e) is amended by deleting references to the Accountants Confirmation.

      3.	Each of Article 12, Section 12.1, Part I, paragraph
8(b), (c), (d) and (e) is amended by deleting references to the Remarketing Agents and the Paying Agent.

4.	The text of each of Article 12, Section 12.1, Part I,
paragraph 8(f), (g), (h) and (i)



of the Bylaws is deleted and, in each case, the word Reserved is substituted in its place.

      5.	The second sentence of Article 12, Section 12.1,
Part I, paragraph 8(j) of the Bylaws is deleted.

This Amendment is effective as of June 24, 2016.








PUTNAM MUNICIPAL OPPORTUNITIES TRUST

Amendment to Amended and
Restated Bylaws

WHEREAS, Article 14, Section 14.1 of the Amended and Restated
Bylaws (the Bylaws) of Putnam Municipal Opportunities Trust (the
Trust) permits the Trustees to amend or to repeal the Bylaws except as otherwise expressly stated in the Bylaws.

WHEREAS, Article 12, Section 12.1, Part I, paragraph 6(c) provides that so long as any shares of RP are outstanding, the Trust will not, without the affirmative vote or consent of the Holders of at least a majority of the shares of RP outstanding at the time, amend, alter or repeal provisions of the Bylaws so as to affect materially and adversely any preference, right or power of shares of RP or the Holders thereof (terms used without definition in this amendment have the respective meanings ascribed to them in the Bylaws)
WHEREAS, the Trustees desire to amend Article 12, Section 12.1 of the Bylaws by eliminating a provision requiring delivery of the RP Basic Maintenance Report to Moodys Investors Service, Inc. (Moodys) and Standard & Poors (S&P) following repurchases of any outstanding Common Shares by the Trust

WHEREAS, the Trustees have determined that this amendment would not affect materially and adversely any preference, right or power of shares of RP or the Holders thereof

NOW, THEREFORE, the Bylaws are amended as follows

      1.	Article 12, Section 12.1, Part I, paragraph
8(k) of the Bylaws is deleted. This Amendment is effective as of September 16, 2016.